UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 98.4%
CONSUMER DISCRETIONARY – 13.9%
AUTO COMPONENTS – 0.4%
BorgWarner, Inc.	7,200	$357,912
Delphi Automotive PLC	6,800	530,944
Gentex Corp.	4,780	76,862
Goodyear Tire & Rubber Co. (The)	7,300	219,949
Johnson Controls, Inc.	9,830	447,855
Lear Corp.	2,500	260,175
Remy International, Inc.	151	4,470
Visteon Corp.*	1,500	149,295

		$2,047,462
AUTOMOBILES – 0.4%
Ford Motor Co.	39,900	591,717
General Motors Co.	15,300	482,103
Harley-Davidson, Inc.	4,170	243,111
Tesla Motors, Inc.#,*	2,020	537,623
Thor Industries, Inc.	1,380	77,114

		$1,931,668
BIOTECHNOLOGY – 0.0%**
Juno Therapeutics, Inc.*	1,900	92,948
COMMERCIAL SERVICES & SUPPLIES – 0.0%**
Sabre Corp.	2,520	67,032
ServiceMaster Global Holdings, Inc.*	2,280	88,304

		$155,336
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,620	410,949
LKQ Corp.*	7,580	238,467

		$649,416
DIVERSIFIED CONSUMER SERVICES – 0.5%
Apollo Education Group, Inc.*	887	11,362
DeVry Education Group, Inc.	1,040	31,595
Graham Holdings Co., Class B	140	96,538
H&R Block, Inc.	10,260	341,555
Paypal Holdings, Inc.*	38,340	1,483,758
Service Corp. International	4,170	127,227
Weight Watchers International, Inc.#,*	1,560	6,240

		$2,098,275
HOTELS, RESTAURANTS & LEISURE – 1.8%
Brinker International, Inc.	520	31,148

Description	Number of Shares	Value
Carnival Corp.	3,820	$203,568
Chipotle Mexican Grill, Inc.*	750	556,672
Choice Hotels International, Inc.	60	3,040
Darden Restaurants, Inc.	2,540	187,350
Domino’s Pizza, Inc.	2,200	250,448
Dunkin’ Brands Group, Inc.	3,900	210,171
Hilton Worldwide Holdings, Inc.*	15,860	425,841
International Game Technology#,*	1,273	25,205
Las Vegas Sands Corp.	6,920	387,797
Marriott International, Inc., Class A	3,572	259,363
McDonald’s Corp.	18,599	1,857,296
MGM Resorts International*	4,510	88,486
Panera Bread Co., Class A*	845	172,481
Restaurant Brands International LP	47	1,949
Royal Caribbean Cruises Ltd.	1,780	159,933
Six Flags Entertainment Corp.	3,100	144,584
Starbucks Corp.	30,440	1,763,389
Starwood Hotels & Resorts Worldwide, Inc.	4,430	352,008
Wendy’s Co. (The)	1,200	12,312
Wyndham Worldwide Corp.	3,360	277,267
Wynn Resorts Ltd.	1,420	146,587
Yum! Brands, Inc.	8,650	759,124

		$8,276,019
HOUSEHOLD DURABLES – 0.5%
DR Horton, Inc.	1,470	43,644
Garmin Ltd.	1,990	83,401
Harman International Industries, Inc.	1,920	206,707
Jarden Corp.*	3,210	176,550
Leggett & Platt, Inc.	3,670	175,463
Lennar Corp., Class A#	2,210	117,218
Newell Rubbermaid, Inc.	7,820	338,450
NVR, Inc.*	130	193,705
PulteGroup, Inc.	4,040	83,709
Taylor Morrison Home Corp., Class A*	900	17,325
Tempur Sealy International, Inc.*	2,500	188,875
Toll Brothers, Inc.*	4,050	157,626
Tupperware Brands Corp.#	1,100	64,317
Whirlpool Corp.	1,350	239,936

		$2,086,926
INTERNET & CATALOG RETAIL – 1.5%
Amazon.com, Inc.*	7,010	3,758,411

July 31, 2015 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Expedia, Inc.	3,120	$378,893
Groupon, Inc.#,*	14,200	68,444
HomeAway, Inc.*	1,640	49,266
Liberty Interactive Corp., Class A*	11,650	338,433
Liberty TripAdvisor Holdings, Inc., Class A*	2,446	71,643
Liberty Ventures*	4,102	170,151
Netflix, Inc.*	7,800	891,618
Priceline.com, Inc. (The)*	930	1,156,520
TripAdvisor, Inc.*	3,180	252,428

		$7,135,807
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Brunswick Corp.	1,140	60,523
Hasbro, Inc.#	3,490	274,803
Mattel, Inc.	4,550	105,606
Polaris Industries, Inc.	2,000	274,120
Vista Outdoor, Inc.*	440	20,755

		$735,807
LODGING – 0.0%**
Civeo Corp.	1,220	2,611
MEDIA – 3.2%
AMC Networks, Inc., Class A*	1,685	141,911
Cablevision Systems Corp., Class A	6,540	184,559
CBS Corp., Non-Voting	12,630	675,326
Charter Communications, Inc., Class A#,*	2,100	390,306
Cinemark Holdings, Inc.	4,500	177,570
Clear Channel Outdoor Holdings, Inc., Class A	500	4,830
Comcast Corp., Class A	40,400	2,521,364
Discovery Communications, Inc., Class A#,*	4,680	154,534
Discovery Communications, Inc., Class C*	6,200	187,860
DISH Network Corp., Class A*	6,880	444,517
DreamWorks Animation SKG, Inc., Class A#,*	2,490	60,034
Interpublic Group of Cos., Inc. (The)	12,820	273,066
John Wiley & Sons, Inc., Class A	2,100	111,321
Liberty Broadband Corp., Class A*	235	12,683
Liberty Broadband Corp., Class C*	471	25,213
Liberty Media Corp., Class A*	943	35,645
Liberty Media Corp., Class C*	1,886	71,102
Lions Gate Entertainment Corp.	2,060	80,711
Live Nation Entertainment, Inc.*	1,620	42,476
Madison Square Garden Co., Class A*	2,187	182,396
Morningstar, Inc.	1,100	93,709
News Corp., Class A*	11,157	164,343
Omnicom Group, Inc.	7,090	518,137
Regal Entertainment Group, Class A	770	15,862
Scripps Networks Interactive, Inc., Class A	1,580	98,876

Description	Number of Shares	Value
Sirius XM Holdings, Inc.*	92,640	$366,854
Starz, Class A*	2,343	94,774
Thomson Reuters Corp.	3,500	141,575
Time Warner Cable, Inc.	5,324	1,011,613
Time Warner, Inc.	16,916	1,489,285
Twenty-First Century Fox, Inc.	25,830	890,877
Viacom, Inc., Class B	7,800	444,600
Walt Disney Co. (The)	31,646	3,797,520

		$14,905,449
MULTILINE RETAIL – 0.6%
Big Lots, Inc.	1,324	57,170
Dillard’s, Inc., Class A	1,400	142,632
Dollar General Corp.	7,200	578,664
Dollar Tree, Inc.*	5,568	434,471
JC Penney Co., Inc.#,*	2,330	19,199
Kohl’s Corp.	2,410	147,781
Macy’s, Inc.	8,680	599,441
Nordstrom, Inc.	3,780	288,452
Sears Holdings Corp.#,*	70	1,509
Target Corp.	8,160	667,896

		$2,937,215
PHARMACEUTICALS – 1.3%
Allergan PLC*	14,885	4,929,168
Baxalta, Inc.*	23,130	759,358
Quintiles Transnational Holdings, Inc.*	3,380	259,314

		$5,947,840
RETAIL – 0.0%**
Michaels Cos, Inc.*	1,700	43,078
SPECIALTY RETAIL – 2.5%
Abercrombie & Fitch Co., Class A#	680	13,661
Advance Auto Parts, Inc.	2,150	374,551
Ascena Retail Group, Inc.*	540	6,761
AutoNation, Inc.*	3,080	192,007
AutoZone, Inc.*	760	532,714
Bed, Bath & Beyond, Inc.*	4,070	265,486
Best Buy Co., Inc.	5,680	183,407
CarMax, Inc.*	4,400	283,844
Chico’s FAS, Inc.	4,890	74,426
CST Brands, Inc.	1,718	65,078
Dick’s Sporting Goods, Inc.	780	39,764
DSW, Inc., Class A	200	6,504
Foot Locker, Inc.	3,110	219,411
GameStop Corp., Class A#	2,820	129,297
Gap, Inc. (The)	6,330	230,918
GNC Holdings, Inc., Class A	3,800	186,998
Home Depot, Inc. (The)	24,600	2,878,938

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
L Brands, Inc.	5,710	$460,911
Lowe’s Cos., Inc.	18,600	1,290,096
Murphy USA, Inc.*	1,387	75,952
Office Depot, Inc.*	6,160	49,280
O’Reilly Automotive, Inc.*	2,500	600,775
Ross Stores, Inc.	10,940	581,570
Sally Beauty Holdings, Inc.*	1,360	40,514
Signet Jewelers Ltd.	2,520	305,474
Staples, Inc.	8,110	119,298
Tiffany & Co.	3,550	339,735
TJX Cos., Inc. (The)	13,840	966,309
Tractor Supply Co.	3,700	342,324
Ulta Salon Cosmetics & Fragrance, Inc.*	2,000	332,060
Urban Outfitters, Inc.*	960	31,315
Williams-Sonoma, Inc.	3,240	274,298

		$11,493,676
TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Carter’s, Inc.	1,400	141,974
Coach, Inc.	3,110	97,032
Fossil Group, Inc.*	1,600	110,000
Hanesbrands, Inc.	13,500	418,905
Kate Spade & Co.*	3,400	68,408
Lululemon Athletica, Inc.*	3,120	196,123
Michael Kors Holdings Ltd.*	6,138	257,735
NIKE, Inc. Class B	13,820	1,592,340
PVH Corp.	1,080	125,323
Skechers U.S.A., Inc., Class A*	1,100	165,495
Under Armour, Inc., Class A#,*	4,300	427,119
VF Corp.	6,900	531,921

		$4,132,375

TOTAL CONSUMER DISCRETIONARY		$64,671,908
ENERGY – 4.4%
ENERGY EQUIPMENT & SERVICES – 0.7%
Amec Foster Wheeler PLC, ADR#	3,156	40,113
Atwood Oceanics, Inc.	550	11,440
Baker Hughes, Inc.	5,100	296,565
Cameron International Corp.*	3,960	199,822
Diamond Offshore Drilling, Inc.#	1,440	31,608
Dril-Quip, Inc.*	160	9,346
FMC Technologies, Inc.*	5,400	176,904
Frank’s International NV	200	3,238
Halliburton Co.	12,490	521,957
Helmerich & Payne, Inc.#	1,660	95,848
Nabors Industries Ltd.	2,530	29,373
National Oilwell Varco, Inc.	2,355	99,216
Oceaneering International, Inc.	1,980	79,240

Description	Number of Shares	Value
Oil States International, Inc.*	1,360	$40,950
Patterson-UTI Energy, Inc.	410	6,759
Rowan Cos. PLC, Class A	340	5,858
RPC, Inc.#	450	5,535
Schlumberger Ltd.	18,144	1,502,686
Seadrill Ltd.	15,500	138,105
Seventy Seven Energy, Inc.*	500	1,560
Tidewater, Inc.#	1,660	32,420
Unit Corp.*	220	4,341

		$3,332,884
OIL & GAS FIELD SERVICES – 0.0%**
Columbia Pipeline Group, Inc.	4,700	137,146
OIL, GAS & CONSUMABLE FUELS – 3.7%
Anadarko Petroleum Corp.	6,650	494,427
Apache Corp.	3,813	174,864
Cabot Oil & Gas Corp.	7,800	204,048
California Resources Corp.	3,200	13,536
Cheniere Energy, Inc.*	3,680	253,810
Chesapeake Energy Corp.#	660	5,716
Chevron Corp.	27,020	2,390,730
Cimarex Energy Co.	950	98,914
Cobalt International Energy, Inc.*	3,720	28,681
Concho Resources, Inc.*	2,360	251,482
ConocoPhillips	16,360	823,562
CONSOL Energy, Inc.#	1,800	29,736
Continental Resources, Inc.*	2,720	90,875
Denbury Resources, Inc.#	27,715	109,197
Devon Energy Corp.	4,100	202,622
Energen Corp.	1,530	84,456
EOG Resources, Inc.	6,980	538,786
EQT Corp.	2,230	171,375
Exxon Mobil Corp.	59,843	4,740,164
Golar LNG Ltd.	340	14,644
Gulfport Energy Corp.*	400	13,104
Hess Corp.	2,990	176,440
HollyFrontier Corp.	4,340	209,448
Kinder Morgan, Inc.	23,305	807,285
Laredo Petroleum, Inc.#,*	1,800	15,426
Marathon Oil Corp.	7,330	154,003
Marathon Petroleum Corp.	8,930	488,203
Murphy Oil Corp.	1,950	63,941
Newfield Exploration Co.*	2,560	83,942
Noble Energy, Inc.	4,020	141,625
Occidental Petroleum Corp.	10,100	709,020
ONEOK, Inc.	4,860	183,659
PBF Energy, Inc., Class A	3,000	94,710

July 31, 2015 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Peabody Energy Corp.	2,070	$2,484
Phillips 66	8,390	667,005
Pioneer Natural Resources Co.	2,400	304,248
QEP Resources, Inc.	2,400	33,312
Range Resources Corp.	2,030	79,860
Sandridge Energy, Inc.*	730	377
SM Energy Co.	150	5,561
Southwestern Energy Co.*	68	1,265
Spectra Energy Corp.	8,300	251,158
Targa Resources Corp.	1,800	159,210
Teekay Corp.	520	18,621
Tesoro Corp.	2,340	227,776
Ultra Petroleum Corp.#,*	1,420	11,048
Valero Energy Corp.	7,570	496,592
Weatherford International PLC*	3,700	39,516
Whiting Petroleum Corp.*	1,000	20,490
Williams Cos., Inc. (The)	12,370	649,178
World Fuel Services Corp.	2,100	85,365
WPX Energy, Inc.*	5,116	44,509

		$16,960,006

TOTAL ENERGY		$20,430,036
FINANCIALS – 20.2%
CAPITAL MARKETS – 2.7%
Affiliated Managers Group, Inc.*	1,370	284,823
Ameriprise Financial, Inc.	4,540	570,542
Bank of New York Mellon Corp. (The)	29,770	1,292,018
BlackRock, Inc.	3,160	1,062,771
Charles Schwab Corp. (The)	27,750	967,920
E*TRADE Financial Corp.*	8,300	235,886
Eaton Vance Corp.	4,970	190,649
Federated Investors, Inc., Class B	4,970	167,539
Franklin Resources, Inc.	10,020	456,411
Goldman Sachs Group, Inc. (The)	11,290	2,315,240
Interactive Brokers Group, Inc., Class A	1,200	48,180
Invesco Ltd.	10,270	396,422
Lazard Ltd., Class A	3,550	196,706
Legg Mason, Inc.	1,110	54,767
LPL Financial Holdings, Inc.#	300	14,145
Morgan Stanley	39,796	1,545,677
Northern Trust Corp.	6,280	480,357
NorthStar Asset Management Group, Inc./NY	3,650	66,868
Raymond James Financial, Inc.	2,110	124,490
SEI Investments Co.	4,440	236,696
State Street Corp.	10,120	774,787
T. Rowe Price Group, Inc.	6,480	499,802
TD Ameritrade Holding Corp.	7,050	258,947

Description	Number of Shares	Value
Waddell & Reed Financial, Inc., Class A	2,740	$123,053

		$12,364,696
COMMERCIAL BANKS – 6.7%
Associated Banc-Corp.	5,285	104,167
Bank of America Corp.	271,350	4,851,738
Bank of Hawaii Corp.	770	51,952
BankUnited, Inc.	2,700	98,604
BB&T Corp.	21,090	849,294
BOK Financial Corp.	2,020	134,249
CIT Group, Inc.	2,400	112,896
Citigroup, Inc.	78,582	4,593,904
Citizens Financial Group, Inc.	11,500	299,805
City National Corp.	940	84,515
Comerica, Inc.	1,230	58,339
Commerce Bancshares, Inc.	888	41,816
Cullen/Frost Bankers, Inc.	1,440	104,328
East West Bancorp, Inc.	2,500	111,900
Fifth Third Bancorp	21,000	442,470
First Horizon National Corp.	6,384	101,186
First Niagara Financial Group, Inc.	14,150	137,396
Huntington Bancshares, Inc.	9,441	110,176
JPMorgan Chase & Co.	96,520	6,614,516
KeyCorp	11,570	171,699
M&T Bank Corp.§	1,610	211,152
PacWest Bancorp.	3,339	154,562
PNC Financial Services Group, Inc. (The)	13,560	1,331,321
Popular, Inc.*	3,900	119,418
Regions Financial Corp.	35,156	365,271
Signature Bank*	1,100	160,149
SunTrust Banks, Inc.	13,480	597,703
SVB Financial Group*	500	71,550
Synovus Financial Corp.	3,394	106,979
TCF Financial Corp.	910	14,979
U.S. Bancorp	44,320	2,003,707
Wells Fargo & Co.	121,325	7,021,078
Zions Bancorporation	3,890	121,329

		$31,354,148
CONSUMER FINANCE – 0.9%
Ally Financial, Inc.*	9,500	216,315
American Express Co.	22,340	1,699,180
Capital One Financial Corp.	14,300	1,162,590
Discover Financial Services	11,180	623,956
Navient Corp.	11,160	175,212
Santander Consumer USA Holdings, Inc.*	3,700	89,466
SLM Corp.	5,360	48,937

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Springleaf Holdings, Inc.*	1,900	$95,969
Synchrony Financial*	5,000	171,800

		$4,283,425
DIVERSIFIED FINANCIAL SERVICES – 2.2%
Berkshire Hathaway, Inc., Class B*	47,646	6,800,990
CBOE Holdings, Inc.	3,000	185,940
CME Group, Inc.	8,100	777,924
FNFV Group*	846	12,318
Intercontinental Exchange, Inc.	2,518	574,205
Lendingclub Corp.*	3,020	43,820
Leucadia National Corp.	8,410	197,803
McGraw Hill Financial, Inc.	7,940	807,895
Moody’s Corp.	5,340	589,696
MSCI, Inc.	2,520	171,763
NASDAQ OMX Group, Inc. (The)	2,330	118,900

		$10,281,254
INSURANCE – 3.4%
ACE Ltd.	8,700	946,299
Aflac, Inc.	11,750	752,587
Alleghany Corp.*	256	124,449
Allied World Assurance Co. Holdings AG	2,790	117,905
Allstate Corp. (The)	8,880	612,276
American Financial Group, Inc.	1,600	110,320
American International Group, Inc.	34,630	2,220,476
American National Insurance Co.	600	64,170
Aon PLC	7,300	735,621
Arch Capital Group Ltd.*	2,540	181,254
Arthur J Gallagher & Co.	3,880	184,028
Aspen Insurance Holdings Ltd.	190	9,137
Assurant, Inc.	1,130	84,298
Assured Guaranty Ltd.	1,600	39,136
Axis Capital Holdings Ltd.	3,280	188,797
Brown & Brown, Inc.	2,170	72,586
Chubb Corp. (The)	3,950	491,103
Cincinnati Financial Corp.	3,806	210,129
CNA Financial Corp.	1,050	41,601
Endurance Specialty Holdings Ltd.	2,000	138,980
Erie Indemnity Co., Class A	670	57,828
Everest Re Group Ltd.	270	49,442
FNF Group	5,041	197,053
Genworth Financial, Inc., Class A*	16,460	115,385
Hanover Insurance Group, Inc. (The)	1,100	88,935
Hartford Financial Services Group, Inc. (The)	10,490	498,800
HCC Insurance Holdings, Inc.	970	74,845
Kemper Corp.	370	14,326
Lincoln National Corp.	6,170	347,494

Description	Number of Shares	Value
Loews Corp.	9,750	$371,573
Markel Corp.*	180	160,155
Marsh & McLennan Cos., Inc.	13,740	796,096
MBIA, Inc.*	1,650	9,818
Mercury General Corp.	370	20,887
MetLife, Inc.	25,801	1,438,148
Old Republic International Corp.	6,600	110,418
PartnerRe Ltd.	970	131,881
Principal Financial Group, Inc.	7,290	404,668
ProAssurance Corp.	500	24,145
Progressive Corp. (The)	9,880	301,340
Prudential Financial, Inc.	12,630	1,115,987
Reinsurance Group of America, Inc.	1,690	163,119
RenaissanceRe Holdings Ltd.*	20	2,146
StanCorp Financial Group, Inc.	40	4,561
Torchmark Corp.	1,695	104,429
Travelers Cos., Inc. (The)	7,380	783,166
Unum Group	6,510	233,318
Validus Holdings Ltd.	170	7,880
Voya Financial, Inc.	5,700	267,615
White Mountains Insurance Group Ltd.	160	112,960
WR Berkley Corp.	3,580	199,478
XL Group PLC	6,320	240,286

		$15,773,334
REAL ESTATE INVESTMENT TRUSTS – 4.0%
Alexandria Real Estate Equities, Inc.	1,640	152,044
American Capital Agency Corp.	11,280	217,253
American Homes 4 Rent	5,700	94,335
American Tower Corp.	11,660	1,108,983
Annaly Capital Management, Inc.	33,690	335,215
Apartment Investment & Management Co., Class A	3,970	155,148
Apple Hospitality REIT, Inc.	9,800	177,772
AvalonBay Communities, Inc.	2,822	486,343
BioMed Realty Trust, Inc.	4,860	104,684
Boston Properties, Inc.	2,850	351,348
Brandywine Realty Trust	730	10,052
Brixmor Property Group, Inc.	3,700	90,539
Camden Property Trust	1,270	101,130
CBL & Associates Properties, Inc.	5,600	91,504
Chimera Investment Corp.	11,740	167,060
Columbia Property Trust, Inc.	3,700	89,392
Communications Sales & Leasing, Inc.*	7,500	156,375
Corrections Corp. of America	2,767	97,315
Crown Castle International Corp.	9,740	797,803
DDR Corp.	2,800	45,640
Digital Realty Trust, Inc.#	3,760	241,655

July 31, 2015 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Douglas Emmett, Inc.	10	$293
Duke Realty Corp.	6,310	127,273
Equity Commonwealth*	2,542	66,600
Equity Lifestyle Properties, Inc.	3,400	196,792
Equity Residential	8,250	617,182
Essex Property Trust, Inc.	1,473	331,292
Extra Space Storage, Inc.	3,300	242,616
Federal Realty Investment Trust	1,170	160,044
Gaming and Leisure Properties, Inc.	2,904	95,106
General Growth Properties, Inc.	14,243	386,555
HCP, Inc.	12,730	491,887
Health Care REIT, Inc.	8,520	591,032
Healthcare Trust of America, Inc.	6,900	173,397
Home Properties, Inc.	1,000	73,700
Hospitality Properties Trust	4,050	111,051
Host Hotels & Resorts, Inc.	13,740	266,281
Iron Mountain, Inc.	8,453	254,013
Kilroy Realty Corp.	2,000	141,700
Kimco Realty Corp.	10,580	261,432
Lamar Advertising Co., Class A	2,400	144,120
Liberty Property Trust	4,040	137,481
Macerich Co. (The)	2,610	206,608
MFA Financial, Inc.	21,800	164,154
Mid-America Apartment Communities, Inc.	1,800	144,612
National Retail Properties, Inc.#	2,500	92,925
NorthStar Realty Finance Corp.	9,430	150,880
Omega Healthcare Investors, Inc.#	4,100	148,666
Outfront Media, Inc.	3,800	95,494
Paramount Group, Inc.	9,800	175,126
Piedmont Office Realty Trust, Inc., Class A	8,300	151,143
Plum Creek Timber Co., Inc.	6,770	277,570
Post Properties, Inc.	700	39,858
Prologis, Inc.	13,590	551,890
Public Storage	3,860	791,995
Rayonier, Inc.	3,915	96,309
Realty Income Corp.#	5,810	280,565
Regency Centers Corp.	2,060	131,778
Retail Properties of America, Inc.	6,300	91,728
Senior Housing Properties Trust	11,000	189,970
Simon Property Group, Inc.	8,293	1,552,615
SL Green Realty Corp.	2,290	263,671
Spirit Realty Capital, Inc.	13,000	131,950
Starwood Property Trust, Inc.	10,320	224,563
Tanger Factory Outlet Centers, Inc.	3,100	100,688
Taubman Centers, Inc.	1,330	99,484
Two Harbors Investment Corp.	18,500	189,070
UDR, Inc.	5,280	178,517
Urban Edge Properties	1,836	39,419

Description	Number of Shares	Value
Ventas, Inc.	8,586	$576,035
VEREIT, Inc.	10,300	90,228
Vornado Realty Trust	4,573	446,096
Weingarten Realty Investors	3,560	125,241
Weyerhaeuser Co.	16,310	500,554
WP Carey, Inc.	3,400	208,046
WP GLIMCHER, Inc.	11,476	155,385

		$18,604,270
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
CBRE Group, Inc., Class A*	8,710	330,719
Forest City Enterprises, Inc., Class A*	4,300	100,405
Howard Hughes Corp. (The)*	658	89,462
Jones Lang LaSalle, Inc.	950	169,138
Realogy Holdings Corp.*	2,920	132,918

		$822,642
THRIFTS & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.	17,232	177,662
New York Community Bancorp, Inc.	16,240	309,047
Ocwen Financial Corp.#,*	3,000	25,290
People’s United Financial, Inc.	7,600	123,652
TFS Financial Corp.	250	4,215

		$639,866

TOTAL FINANCIALS		$94,123,635
HEALTH CARE – 23.3%
BIOTECHNOLOGY – 5.8%
Agios Pharmaceuticals, Inc.#,*	820	90,348
Alexion Pharmaceuticals, Inc.*	7,940	1,567,674
Alkermes PLC*	5,900	413,118
Alnylam Pharmaceuticals, Inc.*	3,100	395,033
Amgen, Inc.	28,664	5,061,776
Biogen, Inc.*	8,800	2,805,264
BioMarin Pharmaceutical, Inc.*	5,600	819,112
Bluebird Bio, Inc.*	1,760	291,861
Celgene Corp.*	29,566	3,880,537
Gilead Sciences, Inc.*	54,534	6,427,377
Incyte Corp.*	6,160	642,365
Intercept Pharmaceuticals, Inc.#,*	600	158,286
Intrexon Corp.#,*	1,360	88,740
Isis Pharmaceuticals, Inc.#,*	3,740	205,438
Medivation, Inc.*	2,500	263,325
Myriad Genetics, Inc.#,*	2,310	78,817
Opko Health, Inc.#,*	6,600	108,042
Puma Biotechnology, Inc.*	1,820	164,892
Receptos, Inc.*	980	223,303
Regeneron Pharmaceuticals, Inc.*,††	3,000	1,660,980
Seattle Genetics, Inc.*	2,400	114,888

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
United Therapeutics Corp.*	1,340	$226,942
Vertex Pharmaceuticals, Inc.*	9,043	1,220,805

		$26,908,923
HEALTH CARE EQUIPMENT & SUPPLIES – 3.4%
Abbott Laboratories	52,509	2,661,681
Alere, Inc.*	2,650	128,816
Align Technology, Inc.*	2,160	135,432
Baxter International, Inc.	16,330	654,506
Becton Dickinson & Co.	5,280	803,352
Boston Scientific Corp.*	49,900	865,266
Cooper Cos., Inc. (The)	1,050	185,850
CR Bard, Inc.	2,280	448,362
DENTSPLY International, Inc.	3,670	208,860
DexCom, Inc.*	2,440	206,546
Edwards Lifesciences Corp.*	3,886	591,294
Halyard Health, Inc.*	1,305	53,166
Hill-Rom Holdings, Inc.	2,260	126,628
Hologic, Inc.*	8,040	334,946
IDEXX Laboratories, Inc.*	3,780	274,919
Intuitive Surgical, Inc.*	1,200	639,804
Medtronic PLC	54,226	4,250,776
ResMed, Inc.	4,720	273,524
Sirona Dental Systems, Inc.*	1,700	176,426
St. Jude Medical, Inc.	9,970	735,985
Stryker Corp.	10,600	1,084,062
Teleflex, Inc.	60	8,039
Varian Medical Systems, Inc.*	4,250	365,798
Zimmer Holdings, Inc.	5,010	521,391

		$15,735,429
HEALTH CARE PROVIDERS & SERVICES – 4.2%
Acadia Healthcare Co., Inc.*	1,120	89,354
Aetna, Inc.	8,631	975,044
AmerisourceBergen Corp.	7,870	832,252
Anthem, Inc.	10,410	1,605,951
Brookdale Senior Living, Inc.*	7,570	250,794
Cardinal Health, Inc.	10,620	902,488
Centene Corp.*	3,400	238,442
Cigna Corp.	8,530	1,228,832
Community Health Systems, Inc.*	5,946	347,900
DaVita HealthCare Partners, Inc.*	4,588	362,590
Envision Healthcare Holdings, Inc.*	4,700	210,560
Express Scripts Holding Co.*	26,962	2,428,467
HCA Holdings, Inc.*	12,900	1,199,829
Health Net, Inc.*	1,220	81,569
Henry Schein, Inc.*	2,460	364,031
Humana, Inc.	5,630	1,025,167
Laboratory Corp. of America Holdings*	1,957	249,107

Description	Number of Shares	Value
LifePoint Hospitals, Inc.*	1,630	$135,062
McKesson Corp.	7,900	1,742,503
MEDNAX, Inc.*	2,740	231,914
Omnicare, Inc.	1,959	189,729
Patterson Cos., Inc.	970	48,655
Quest Diagnostics, Inc.	3,450	254,645
Tenet Healthcare Corp.*	4,225	237,868
UnitedHealth Group, Inc.	34,020	4,130,028
Universal Health Services, Inc., Class B	2,580	374,693
VCA, Inc.*	870	53,531

		$19,791,005
HEALTH CARE TECHNOLOGY – 0.2%
Allscripts Healthcare Solutions, Inc.*	600	8,676
athenahealth, Inc.#,*	1,100	153,956
Cerner Corp.*	10,040	720,069
IMS Health Holdings, Inc.*	100	3,315
Veeva Systems, Inc., Class A#,*	3,520	94,758

		$980,774
LIFE SCIENCES TOOLS & SERVICES – 0.9%
Agilent Technologies, Inc.	5,490	224,815
Bio-Rad Laboratories, Inc., Class A*	890	134,159
Bruker Corp.*	2,920	61,466
Charles River Laboratories International, Inc.*	1,920	149,030
Illumina, Inc.*	5,340	1,171,062
Mettler-Toledo International, Inc.*	920	310,592
PerkinElmer, Inc.	870	46,040
QIAGEN N.V.*	3,520	98,490
Thermo Fisher Scientific, Inc.	11,920	1,663,198
Waters Corp.*	2,610	348,409

		$4,207,261
PHARMACEUTICALS – 8.8%
AbbVie, Inc.	64,258	4,498,703
Akorn, Inc.*	2,060	94,987
Bristol-Myers Squibb Co.	60,760	3,988,286
Eli Lilly & Co.	32,630	2,757,561
Endo International PLC*	7,670	671,432
Hospira, Inc.*	5,870	525,072
Jazz Pharmaceuticals PLC*	2,200	422,928
Johnson & Johnson	102,600	10,281,546
Mallinckrodt PLC*	4,710	583,852
Merck & Co., Inc.	104,566	6,165,211
Mylan NV#,*	16,430	919,916
Perrigo Co. PLC	5,040	968,688
Pfizer, Inc.	226,003	8,149,668

July 31, 2015 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Zoetis, Inc.	17,581	$861,117

		$40,888,967

TOTAL HEALTH CARE		$108,512,359
INDUSTRIALS – 10.2%
AEROSPACE & DEFENSE – 2.2%
B/E Aerospace, Inc.	2,900	141,259
Boeing Co. (The)	15,590	2,247,610
General Dynamics Corp.	3,830	571,091
Hexcel Corp.	3,600	186,804
Honeywell International, Inc.	17,270	1,814,214
Huntington Ingalls Industries, Inc.	1,645	193,139
KLX, Inc.*	1,450	56,956
L-3 Communications Holdings, Inc.	610	70,431
Lockheed Martin Corp.	6,250	1,294,375
Northrop Grumman Corp.	2,770	479,238
Orbital ATK, Inc.	220	15,609
Precision Castparts Corp.	2,390	465,859
Raytheon Co.	3,520	383,997
Rockwell Collins, Inc.	4,470	378,251
Spirit Aerosystems Holdings, Inc., Class A*	4,540	255,602
Textron, Inc.	3,270	142,899
TransDigm Group, Inc.*	1,490	337,187
Triumph Group, Inc.	780	42,003
United Technologies Corp.	10,500	1,053,255
Vectrus, Inc.*	281	6,519

		$10,136,298
AIR FREIGHT & LOGISTICS – 0.7%
C.H. Robinson Worldwide, Inc.	3,084	216,343
Expeditors International of Washington, Inc.	7,280	341,214
FedEx Corp.	5,760	987,379
United Parcel Service, Inc. Class B	16,330	1,671,539

		$3,216,475
AIRLINES – 0.7%
Alaska Air Group, Inc.	4,400	333,300
American Airlines Group, Inc.	18,200	729,820
Copa Holdings SA, Class A#	520	39,276
Delta Air Lines, Inc.	16,040	711,214
JetBlue Airways Corp.*	3,600	82,728
Southwest Airlines Co.	16,530	598,386
Spirit Airlines, Inc.*	1,540	92,123
United Continental Holdings, Inc.*	8,833	498,093

		$3,084,940
BUILDING PRODUCTS – 0.2%
Allegion PLC	2,233	141,170
Armstrong World Industries, Inc.*	620	36,270
Fortune Brands Home & Security, Inc.	4,760	227,290

Description	Number of Shares	Value
Lennox International, Inc.	1,490	$175,924
Masco Corp.	10,930	288,443
Owens Corning	890	39,917
Smith (A.O.) Corp.	2,500	179,550
USG Corp.*	2,660	82,407

		$1,170,971
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Cintas Corp.	3,520	300,960
Clean Harbors, Inc.*	1,300	64,376
Copart, Inc.*	300	10,809
Covanta Holding Corp.	4,900	96,726
KAR Auction Services, Inc.	4,100	159,613
Pitney Bowes, Inc.	2,330	48,744
Republic Services, Inc.	5,140	218,604
RR Donnelley & Sons Co.	3,270	57,388
Stericycle, Inc.*	2,752	387,949
Tyco International PLC	8,620	327,474
Waste Connections, Inc.	195	9,775
Waste Management, Inc.	4,440	227,017

		$1,909,435
CONSTRUCTION & ENGINEERING – 0.1%
AECOM*	5,991	184,703
Chicago Bridge & Iron Co. NV#	1,882	100,009
Fluor Corp.	1,850	86,488
Jacobs Engineering Group, Inc.*	1,650	69,498
KBR, Inc.	2,070	36,163
Quanta Services, Inc.*	5,010	138,376
Topbuild Corp.*	1,736	49,927

		$665,164
ELECTRICAL EQUIPMENT – 0.5%
Acuity Brands, Inc.	1,300	261,547
AMETEK, Inc.	5,660	300,263
Eaton Corp. PLC	4,728	286,422
Emerson Electric Co.	14,730	762,277
Hubbell, Inc., Class B	1,590	166,012
Regal-Beloit Corp.	600	41,658
Rockwell Automation, Inc.	3,620	422,744
SolarCity Corp.#,*	1,820	105,560

		$2,346,483
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.0%**
GoPro, Inc., Class A*	2,680	166,428
INDUSTRIAL CONGLOMERATES – 1.9%
3M Co.	14,310	2,165,675
Carlisle Cos., Inc.	1,290	130,625
Danaher Corp.	7,880	721,493

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
General Electric Co.	207,020	$5,403,222
Roper Technologies, Inc.	3,000	501,810

		$8,922,825
INTERNET – 0.0%**
GoDaddy, Inc., Class A*	3,900	110,916
MACHINERY – 1.6%
AGCO Corp.	560	30,806
Allison Transmission Holdings, Inc.	4,800	140,064
Babcock & Wilcox Enterprises, Inc.*	1,470	28,988
BWX Technologies, Inc.	2,940	72,206
Caterpillar, Inc.	8,900	699,807
Colfax Corp.#,*	640	24,410
Cummins, Inc.	4,280	554,388
Deere & Co.	4,990	471,904
Donaldson Co., Inc.	4,860	163,296
Dover Corp.	2,620	167,863
Flowserve Corp.	1,500	70,485
Graco, Inc.	2,140	152,989
IDEX Corp.	2,120	161,184
Illinois Tool Works, Inc.	7,500	671,025
Ingersoll-Rand PLC	4,500	276,300
ITT Corp.	2,535	96,330
Joy Global, Inc.	1,080	28,523
Kennametal, Inc.	2,650	83,979
Lincoln Electric Holdings, Inc.	2,600	157,430
Manitowoc Co., Inc. (The)#	3,910	69,090
Middleby Corp. (The)*	1,600	196,320
Navistar International Corp.#,*	1,680	29,467
Nordson Corp.	2,000	148,220
Oshkosh Corp.	990	36,175
PACCAR, Inc.	9,090	589,396
Pall Corp.	3,170	400,847
Parker Hannifin Corp.	2,560	288,640
Pentair PLC	2,666	162,119
Snap-On, Inc.	1,280	210,944
SPX Corp.	1,230	80,454
Stanley Black & Decker, Inc.	1,820	191,992
Terex Corp.	2,030	44,985
Timken Co. (The)	300	10,014
Toro Co. (The)	2,340	159,892
Trinity Industries, Inc.	560	16,386
Valmont Industries, Inc.#	1,060	117,904
WABCO Holdings, Inc.*	2,050	253,114
Wabtec Corp.	3,320	335,951
Xylem, Inc.	1,410	48,687

		$7,442,574

Description	Number of Shares	Value
MARINE – 0.0%**
Kirby Corp.*	1,500	$108,615
MEDIA – 0.2%
Cable One, Inc.*	140	58,131
Comcast Corp., Special Class A	4,800	299,232
Gannett Co., Inc.*	1,645	20,809
King Digital Entertainment PLC	6,000	93,180
News Corp., Class B*	8,600	122,722
TEGNA, Inc.	3,290	95,838
Twenty-First Century Fox, Inc., Class B	5,280	176,986

		$866,898
PROFESSIONAL SERVICES – 0.5%
Dun & Bradstreet Corp. (The)	930	116,036
Equifax, Inc.	4,060	414,648
IHS, Inc., Class A*	2,140	267,564
ManpowerGroup, Inc.	1,860	168,293
Nielsen Holdings N.V.	7,600	368,296
Robert Half International, Inc.	5,010	275,700
Towers Watson & Co., Class A	1,300	164,814
Verisk Analytics, Inc., Class A*	4,800	374,928

		$2,150,279
ROAD & RAIL – 0.9%
AMERCO	300	107,811
Avis Budget Group, Inc.*	2,580	112,049
Con-way, Inc.	1,840	71,374
CSX Corp.	14,600	456,688
Genesee & Wyoming, Inc., Class A*	1,000	71,220
Hertz Global Holdings, Inc.*	11,410	193,856
JB Hunt Transport Services, Inc.	2,980	250,678
Kansas City Southern	2,980	295,586
Landstar System, Inc.	1,590	114,528
Norfolk Southern Corp.	4,160	350,813
Old Dominion Freight Line, Inc.*	2,800	204,820
Ryder System, Inc.	40	3,621
Union Pacific Corp.	18,920	1,846,403

		$4,079,447
TELECOMMUNICATIONS – 0.0%**
Arista Networks, Inc.#,*	560	47,303
CommScope Holding Co, Inc.*	1,500	47,055

		$94,358
TRADING COMPANIES & DISTRIBUTORS – 0.3%
Fastenal Co.#	6,820	285,485
GATX Corp.	90	4,774
HD Supply Holdings, Inc.*	3,800	136,040
MRC Global, Inc.*	100	1,285
MSC Industrial Direct Co., Inc., Class A	1,390	99,051

July 31, 2015 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
NOW, Inc.#,*	1,063	$18,496
United Rentals, Inc.*	2,920	195,611
Veritiv Corp.*	207	7,713
WESCO International, Inc.#,*	330	20,249
WW Grainger, Inc.#	1,790	409,391

		$1,178,095

TOTAL INDUSTRIALS		$47,650,201
INFORMATION TECHNOLOGY – 26.3%
COMMUNICATIONS EQUIPMENT – 2.1%
ARRIS Group, Inc.*	3,580	110,694
Brocade Communications Systems, Inc.	8,790	90,185
Cisco Systems, Inc.	154,000	4,376,680
EchoStar Corp., Class A*	2,370	110,015
F5 Networks, Inc.*	2,590	347,423
Harris Corp.	4,259	353,241
JDS Uniphase Corp.*	10,390	115,225
Juniper Networks, Inc.	10,440	296,705
Motorola Solutions, Inc.	6,630	398,861
Palo Alto Networks, Inc.*	2,140	397,676
QUALCOMM, Inc.	48,580	3,128,066

		$9,724,771
COMPUTERS & PERIPHERALS – 5.6%
3D Systems Corp.*	7,680	101,069
Apple, Inc.	173,960	21,101,348
Diebold, Inc.	973	33,131
EMC Corp.	59,370	1,596,459
Hewlett-Packard Co.	55,290	1,687,451
Lexmark International, Inc., Class A	2,230	75,798
NCR Corp.*	5,320	146,513
NetApp, Inc.	9,603	299,133
SanDisk Corp.	6,250	376,813
Western Digital Corp.	6,780	583,487

		$26,001,202
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	10,300	581,023
Arrow Electronics, Inc.*	1,340	77,921
Avnet, Inc.	3,060	127,694
AVX Corp.	200	2,694
Cognex Corp.	1,840	83,297
Corning, Inc.	40,120	749,442
Dolby Laboratories, Inc., Class A	270	9,490
FLIR Systems, Inc.	3,390	104,378
Ingram Micro, Inc., Class A*	100	2,723
IPG Photonics Corp.*	2,000	184,440
Jabil Circuit, Inc.	5,240	106,110

Description	Number of Shares	Value
Keysight Technologies, Inc.*	2,745	$83,832
Knowles Corp.#,*	1,930	36,767
National Instruments Corp.	2,880	83,405
SunPower Corp.*	3,400	91,902
Trimble Navigation Ltd.*	4,280	98,868
Vishay Intertechnology, Inc.	2,370	27,208
Zebra Technologies Corp., Class A*	590	63,502

		$2,514,696
INTERNET – 0.0%**
CDW Corp.	4,540	163,122
INTERNET SOFTWARE & SERVICES – 4.9%
Akamai Technologies, Inc.*	6,050	464,095
CoStar Group, Inc.*	1,100	221,419
eBay, Inc.*	37,440	1,052,813
Equinix, Inc.	1,534	427,848
Facebook, Inc., Class A*	64,980	6,108,770
Google, Inc., Class A*	8,745	5,749,838
Google, Inc., Class C*	8,929	5,586,072
IAC/InterActiveCorp	1,590	122,843
LinkedIn Corp.*	3,420	695,149
Pandora Media, Inc.*	4,500	78,840
Rackspace Hosting, Inc.*	3,180	108,215
Twitter, Inc.*	17,460	541,435
VeriSign, Inc.#,*	3,950	280,213
Yahoo!, Inc.*	26,730	980,189
Yelp, Inc.*	1,900	50,160
Zillow Group, Inc. Class A#,*	1,660	135,290

		$22,603,189
IT SERVICES – 4.7%
Accenture PLC, Class A	19,400	2,000,334
Alliance Data Systems Corp.*	1,790	492,322
Amdocs Ltd.	2,720	159,528
Automatic Data Processing, Inc.	14,030	1,119,173
Booz Allen Hamilton Holding Corp.	3,460	95,946
Broadridge Financial Solutions, Inc.	3,630	197,000
Cognizant Technology Solutions Corp.*	18,860	1,190,066
Computer Sciences Corp.	3,800	248,634
CoreLogic, Inc.*	2,980	117,531
DST Systems, Inc.	170	18,555
Fidelity National Information Services, Inc.	7,243	473,909
Fiserv, Inc.*	7,660	665,348
FleetCor Technologies, Inc.*	3,100	479,942
Gartner, Inc.*	3,500	309,995
Global Payments, Inc.	2,250	252,203
International Business Machines Corp.	27,660	4,480,643
Jack Henry & Associates, Inc.	1,900	132,734

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Leidos Holdings, Inc.	2,200	$89,760
MasterCard, Inc., Class A	30,120	2,933,688
Paychex, Inc.	9,670	448,688
Science Applications International Corp.	1,257	67,476
Teradata Corp.*	3,670	136,194
Total System Services, Inc.	4,520	208,914
Vantiv, Inc., Class A*	3,900	171,600
VeriFone Systems, Inc.*	2,600	83,668
Visa, Inc., Class A	60,020	4,521,907
Western Union Co. (The)	16,190	327,686
WEX, Inc.*	1,000	102,040
Xerox Corp.	34,760	383,055

		$21,908,539
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.9%
Advanced Micro Devices, Inc.#,*	12,850	24,800
Altera Corp.	8,290	411,681
Analog Devices, Inc.	8,820	514,471
Applied Materials, Inc.	38,080	661,069
Atmel Corp.	11,220	92,902
Avago Technologies Ltd.	8,000	1,001,120
Broadcom Corp., Class A	16,430	831,522
Cree, Inc.#,*	3,910	96,381
Cypress Semiconductor Corp.*	9,300	106,764
First Solar, Inc.*	2,900	128,470
Freescale Semiconductor Ltd.*	5,500	219,285
Intel Corp.	145,470	4,211,357
KLA-Tencor Corp.	4,150	220,158
Lam Research Corp.	4,860	373,588
Linear Technology Corp.	4,310	176,710
Marvell Technology Group Ltd.	14,130	175,777
Maxim Integrated Products, Inc.	6,720	228,749
Microchip Technology, Inc.#	4,340	185,926
Micron Technology, Inc.*	31,310	579,548
NVIDIA Corp.	15,980	318,801
ON Semiconductor Corp.*	10,570	112,253
Qorvo, Inc.*	4,100	237,595
Skyworks Solutions, Inc.	6,600	631,422
SunEdison, Inc.*	7,860	182,981
Teradyne, Inc.	3,450	66,447
Texas Instruments, Inc.	32,250	1,611,855
Xilinx, Inc.	6,100	254,675

		$13,656,307
SOFTWARE – 5.5%
Activision Blizzard, Inc.	13,970	360,286
Adobe Systems, Inc.*	15,460	1,267,565
ANSYS, Inc.*	2,080	195,832

Description	Number of Shares	Value
Autodesk, Inc.*	7,530	$380,867
Black Knight Financial Services, Inc., Class A*	3,400	110,772
CA, Inc.	9,880	287,854
Cadence Design Systems, Inc.*	11,710	245,559
CDK Global, Inc.	4,676	241,469
Citrix Systems, Inc.*	4,290	324,367
Electronic Arts, Inc.*	9,760	698,328
FactSet Research Systems, Inc.	1,540	255,116
FireEye, Inc.*	3,980	177,070
Fortinet, Inc.*	4,000	190,960
Informatica Corp.*	3,500	169,820
Intuit, Inc.	9,100	962,507
Microsoft Corp.	243,549	11,373,738
NetSuite, Inc.#,*	1,200	118,608
Nuance Communications, Inc.*	7,200	130,536
Oracle Corp.	95,860	3,828,648
PTC, Inc.*	2,620	95,237
Red Hat, Inc.*	6,230	492,668
Rovi Corp.*	1,650	18,134
Salesforce.com, Inc.*	20,880	1,530,504
ServiceNow, Inc.*	5,600	450,800
SolarWinds, Inc.*	340	13,563
Solera Holdings, Inc.	2,700	98,793
Splunk, Inc.*	4,200	293,748
SS&C Technologies Holdings, Inc.	1,320	89,800
Symantec Corp.	20,420	464,351
Synopsys, Inc.*	2,600	132,184
Tableau Software, Inc., Class A*	1,900	199,006
Ultimate Software Group, Inc.*	540	99,473
VMware, Inc., Class A*	2,310	205,890
Workday, Inc., Class A*	2,300	193,959
Zynga, Inc., Class A*	15,000	37,200

		$25,735,212

TOTAL INFORMATION TECHNOLOGY		$122,307,038
MATERIALS – 0.0%**
PAPER & FOREST PRODUCTS – 0.0%**
Domtar Corp.	320	13,011
TRANSPORTATION – 0.1%
LEISURE TIME – 0.1%
Norwegian Cruise Line Holdings*	3,460	215,973

TOTAL COMMON STOCKS (COST $309,401,510)		$457,924,161
INVESTMENT COMPANIES – 0.8%
EQUITY FUNDS – 0.8%
iShares Russell 1000 ETF	22,060	2,597,124

July 31, 2015 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
iShares Russell 1000 Growth ETF	12,080	$1,232,522

TOTAL EQUITY FUNDS		$3,829,646

TOTAL INVESTMENT COMPANIES (COST $3,823,585)		$3,829,646
RIGHTS – 0.0%**
Celgene Corp.*	89	182
Community Health Systems, Inc.*	3,700	50

TOTAL RIGHTS (COST $142)		$232
WARRANTS – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	59,554
Kinder Morgan, Inc., Expire 5/25/17*	16,345	27,950

TOTAL WARRANTS (COST $48,690)		$87,504

TOTAL INVESTMENTS IN SECURITIES – 99.2% (COST $313,273,927)		$461,841,543
	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.7%
REPURCHASE AGREEMENTS – 1.7%
Citigroup Global Markets, Inc., 0.16%, dated 7/31/15, due 8/03/15, repurchase price $1,471,015, collateralized by U.S. Government & Treasury Securities 0.00% to 7.00%, maturing 4/30/16 to 9/01/47; total market value of $1,500,415.	$1,470,995	$1,470,995
Daiwa Capital Markets America, 0.16%, dated 7/31/15, due 8/03/15, repurchase price $1,471,015, collateralized by U.S. Government & Treasury Securities 0.00% to 9.88%, maturing 9/03/15 to 3/01/48; total market value of $1,500,415.	1,470,995	1,470,995
HSBC Securities USA, Inc., 0.14%, dated 7/31/15, due 8/03/15, repurchase price $1,471,012, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 8/01/22 to 8/01/48; total market value of $1,500,415.	1,470,995	1,470,995

Description	Par Value	Value
ING Financial Markets LLC, 0.14%, dated 07/31/15, due 8/03/15, repurchase price $1,471,012, collateralized by U.S. Government Securities 1.20% to 5.39%, maturing 12/01/20 to 7/01/45; total market value of $1,500,416.	$1,470,995	$1,470,995
Nomura Securities International, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $1,471,013, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 8/15/50 to 6/20/65; total market value of $1,500,416.	1,470,995	1,470,995
Royal Bank of Scotland PLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $387,079, collateralized by U.S. Treasury Securities 0.09% to 3.63%, maturing 9/30/15 to 2/15/44; total market value of $394,815.	387,074	387,074

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $7,742,049)		$7,742,049
Description		Value
TOTAL INVESTMENTS – 100.9% (COST $321,015,976)		$469,583,592
COLLATERAL FOR SECURITIES ON LOAN – (1.7%)		(7,742,049)
OTHER ASSETS LESS LIABILITIES – 0.8%		3,607,174

TOTAL NET ASSETS – 100.0%		$465,448,717

Cost of investments for Federal income tax purposes is $324,763,508. The net unrealized appreciation/(depreciation) of investments was $144,820,084. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $151,969,473 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,149,389.

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     13

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$456,263,181	$1,660,980	$—	$457,924,161
Investment Companies	3,829,646	—	—	3,829,646
Rights	232	—	—	232
Warrants	87,504	—	—	87,504
Repurchase Agreements	—	7,742,049	—	7,742,049

Total	$460,180,563	$9,403,029	$—	$469,583,592

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2015, the value of these securities amounted to $1,660,980 representing 0.36% of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 4 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Mid-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
MONEY MARKET FUND – 84.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	199,951,010	$199,951,010

TOTAL MONEY MARKET FUND
(COST $199,951,010)		$199,951,010

TOTAL INVESTMENTS IN SECURITIES – 84.8%
(COST $199,951,010)		$199,951,010

OTHER ASSETS LESS LIABILITIES – 15.2%		35,940,391

TOTAL NET ASSETS – 100.0%		$235,891,401

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Fund	$199,951,010	$—	$—	$199,951,010

Total	$199,951,010	$—	$—	$199,951,010

^   7-Day net yield.

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Small-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 0.4%
CONSUMER DISCRETIONARY – 0.0%**
MEDIA – 0.0%**
Global Sources Ltd.*	257	$2,043
ENERGY – 0.0%**
ENERGY EQUIPMENT & SERVICES – 0.0%**
CHC Group Ltd.*	3,230	1,195
Global Geophysical Services, Inc.*,††	490	—

		$1,195

TOTAL ENERGY		$1,195
HEALTH CARE – 0.0%**
BIOTECHNOLOGY – 0.0%**
Trius Therapeutics CVR*,††	1,740	—
PHARMACEUTICALS – 0.0%**
Chelsea Therapeutics International Ltd. –
CVR*,††	9,820	—
Furiex Pharmaceuticals CVR*,††	710	—

		$—

TOTAL HEALTH CARE		$—
INDUSTRIALS – 0.2%
AEROSPACE & DEFENSE – 0.2%
HEICO Corp.*	2,010	91,174
ELECTRICAL EQUIPMENT – 0.0%**
GrafTech International Ltd.*	2,340	11,770
MACHINERY – 0.0%**
Hyster-Yale Materials Handling, Inc.*,††	216	—

TOTAL INDUSTRIALS		$102,944
INFORMATION TECHNOLOGY – 0.2%

Description	Number of Shares	Value
INTERNET SOFTWARE & SERVICES – 0.2%
DealerTrack Holdings, Inc.*	1,958	$121,533
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.0%**
Micrel, Inc.*	2,266	31,611

TOTAL INFORMATION TECHNOLOGY		$153,144

TOTAL COMMON STOCKS (COST $225,579)		$259,326
MONEY MARKET FUND – 0.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	82,249	82,249

TOTAL MONEY MARKET FUND (COST $82,249)		$82,249

RIGHTS – 0.0%**
Leap Wireless International, Inc.*,††	4,140	—

TOTAL RIGHTS (COST $10,101)		$—
WARRANTS – 0.0%**
Education Management Corp., Expire 1/19/49*,††	932	—
Magnum Hunter Re, Expire 5/15/16*,††	1,281	—

TOTAL WARRANTS (COST $0)		$—

TOTAL INVESTMENTS IN SECURITIES – 0.5% (COST $317,929)		$341,575
OTHER ASSETS LESS LIABILITIES – 99.5%		71,265,049

TOTAL NET ASSETS – 100.0%		$71,606,624

July 31, 2015 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$259,326	$—	$—	$259,326
Money Market Fund	82,249	—	—	82,249
Rights	—	—	—	—
Warrants	—	—	—	—

Total	$341,575	$—	$—	$341,575

*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2015, the value of these securities amounted to $0 representing 0% of total net assets.

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 93.6%
ARGENTINA – 0.1%
Adecoagro SA*	5,500	$47,575
Arcos Dorados Holdings, Inc.	6,100	25,925
Banco Macro SA ADR	580	24,772
BBVA Banco Frances SA ADR*	1,270	18,974
Cresud SACIF y A ADR	2,251	25,391
Grupo Financiero Galicia SA ADR#	1,320	24,803
MercadoLibre, Inc.	740	96,711
Petrobras Argentina SA ADR	8,536	56,679
Telecom Argentina SA ADR*	4,350	69,643
Transportadora de Gas del Sur SA ADR#	10,400	42,848

TOTAL ARGENTINA		$433,321
AUSTRALIA – 2.4%
Alumina Ltd.*	31,910	34,637
Alumina Ltd. ADR*	4,000	17,080
Arrium Ltd.	532,800	46,734
Asciano Ltd.	22,614	134,387
Australia & New Zealand Banking Group Ltd.	18,898	451,425
Bendigo & Adelaide Bank Ltd.	33,420	320,989
BHP Billiton Ltd.	34,843	673,643
BlueScope Steel Ltd.#,*	6,507	17,265
Boart Longyear Ltd.*	48,400	4,068
Boral Ltd.	9,548	46,341
Challenger Ltd.	44,000	230,601
Domino’s Pizza Enterprises L	13,700	405,168
Downer EDI Ltd.	40,700	135,361
Echo Entertainment Group Ltd.	18,904	69,366
Fortescue Metals Group Ltd.#	5,405	7,329
Harvey Norman Holdings Ltd.	9,633	31,404
Incitec Pivot Ltd.	31,391	83,062
James Hardie Industries	33,900	470,558
Lend Lease Group	27,700	315,656
Macquarie Group Ltd.	11,873	712,946
Mcmillan Shakespeare Ltd.	23,900	248,944
Metcash Ltd.#	42,500	35,725
Mineral Resources Ltd.#	24,300	96,271
National Australia Bank Ltd.††	18,520	470,689
Newcrest Mining Ltd.	445,895	3,673,204
Orica Ltd.#	13,403	188,199
Origin Energy Ltd.	12,881	106,770

Description	Number of Shares	Value
Orora Ltd.	219,400	$373,664
Primary Health Care Ltd.	44,600	149,962
Qantas Airways Ltd.*	159,300	436,652
QBE Insurance Group Ltd.	11,717	125,043
Rio Tinto Ltd.	12,523	483,865
Santos Ltd.	31,164	168,567
Sims Metal Management Ltd.#	2,669	18,456
Skilled Group Ltd.	65,800	74,069
South32 Ltd.*	18,091	23,604
Suncorp Group Ltd.	16,400	171,063
Tabcorp Holdings Ltd.	24,444	86,657
Tatts Group Ltd.	32,697	95,122
Treasury Wine Estates Ltd.	5,439	22,939
Wesfarmers Ltd.	8,659	268,679
Woodside Petroleum Ltd.	13,733	357,860

TOTAL AUSTRALIA		$11,884,024
AUSTRIA – 0.5%
Erste Group Bank AG	51,067	1,530,541
OMV AG	7,589	201,906
Raiffeisen International Bank Holding AG#	6,757	98,698
Voestalpine AG	9,400	403,444

TOTAL AUSTRIA		$2,234,589
BAHRAIN – 0.0%**
Al-Salam Bank	268,200	100,043
Gulf Finance House*	169,936	33,777

TOTAL BAHRAIN		$133,820
BELGIUM – 0.9%
Ageas	4,379	180,322
Anheuser-Busch InBev NV	22,544	2,682,631
bpost SA	11,500	325,282
Colruyt SA	454	22,033
Delhaize Group SA	8,599	775,245
Delhaize Group SA ADR	7,850	177,096
KBC Groep NV	1,668	116,251
Proximus	1,059	39,881
Solvay SA	1,700	227,310
UCB SA	458	35,441
Umicore SA	1,295	56,690

TOTAL BELGIUM		$4,638,182
BERMUDA – 0.0%**
Seadrill Ltd.#	5,806	51,731

July 31, 2015 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.	100,300	$43,480
Botswana Insurance Holdings Ltd.	60,900	85,484
First National Bank of Botswana	274,700	106,276
Sechaba Breweries Ltd.	61,203	173,033
Standard Chartered Bank Botswana Ltd.	41,700	52,535

TOTAL BOTSWANA		$460,808
BRAZIL – 0.6%
Ambev SA	33,575	189,745
Banco do Brasil SA	8,167	51,999
BB Seguridade Participacoes SA	6,000	56,514
BM&FBovespa SA	11,907	36,167
BR Malls Participacoes SA	5,800	21,547
BRF SA	6,756	141,140
CCR SA	22,200	98,683
Centrais Eletricas Brasileiras SA	19,300	32,580
CETIP SA – Mercados Organizados	1,600	16,561
Cia de Saneamento Basico do Estado de Sao Paulo	9,000	45,579
Cia Energetica de Minas Gerais	2,768	7,987
Cia Siderurgica Nacional SA	4,700	5,971
Cielo SA	28,399	362,375
Cosan SA Industria e Comercio	1,200	7,290
CPFL Energia SA	12,589	70,741
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,500	20,327
EDP – Energias do Brasil SA	10,300	39,107
Embraer SA	16,100	111,771
Estacio Participacoes SA	7,700	31,709
Fibria Celulose SA*	3,300	43,699
Gafisa SA	28,700	21,710
Itau Unibanco Holding SA ADR	101,678	882,565
Klabin SA – Unit	8,000	49,440
Kroton Educacional SA	22,600	63,035
Localiza Rent a Car SA	4,440	36,439
Lojas Renner SA	2,500	79,258
Marfrig Alimentos SA*	14,350	22,464
MRV Engenharia e Participacoes SA	6,800	15,471
Natura Cosmeticos SA	3,600	26,622
Odontoprev SA	13,200	42,831
Qualicorp SA	8,500	49,973
Rumo Logistica Operadora Mulimodal SA*	49,524	13,162
Souza Cruz SA	2,900	20,539
Tim Participacoes SA	32,506	88,671
Totvs SA	4,400	45,170
Tractebel Energia SA	4,900	50,861
Ultrapar Participacoes SA	4,600	94,205

Description	Number of Shares	Value
Weg SA	15,240	$83,056

TOTAL BRAZIL		$3,076,964
BULGARIA – 0.0%**
Central Cooperative Bank AD*	20,482	11,535
Chimimport AD*	10,600	9,351
Doverie Holding AD*	11,040	5,846
Olovno Tzinkov Komplex AD*	900	—
Petrol AD*	37,250	17,361
Sopharma AD Sofia	14,000	21,296

TOTAL BULGARIA		$65,389
CANADA – 3.5%
Agnico Eagle Mines Ltd.#	650	14,384
Agrium, Inc.	1,384	141,591
Air Canada	35,800	322,182
Bank of Montreal	5,358	299,351
Barrick Gold Corp.	53,976	381,071
Blackberry Ltd.#,*	3,039	23,507
Bombardier, Inc.	131,900	164,390
Bonavista Energy Corp.#	1,621	6,073
Cameco Corp.	4,106	56,375
Canadian Energy Services & Technology Corp.#	61,000	300,837
Canadian Imperial Bank of Commerce	7,600	543,102
Canadian Natural Resources Ltd.	19,113	465,975
Canadian Oil Sands Ltd.	700	3,993
Canadian Tire Corp. Ltd.	2,973	296,402
CCL Industries, Inc. Class B	3,565	498,748
Cenovus Energy, Inc.	8,055	117,442
Colliers International Group, Inc.	4,000	166,655
Cott Corp.	36,700	412,508
Crescent Point Energy Corp.#	5,512	83,672
Dirtt Environmental Solution*	34,800	186,526
Dollarama, Inc.	8,500	505,964
Dominion Diamond Corp.	19,000	236,510
Dorel Industries, Inc.	8,700	221,849
Eldorado Gold Corp.	6,710	23,086
Empire Co. Ltd.	6,534	441,645
Encana Corp.	22,681	172,149
Ensign Energy Services, Inc.	2,332	18,063
Fairfax Financial Holdings Ltd.	656	316,371
First Quantum Minerals Ltd.††	7,072	56,507
FirstService Corp.	4,500	134,534
Genworth MI Canada, Inc.	1,061	25,108
Goldcorp, Inc.	7,461	99,082
Husky Energy, Inc.	7,075	129,182

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Industrial Alliance Insurance & Financial
Services, Inc.	1,794	$60,424
Keyera Corp.	9,000	295,768
Kinross Gold Corp.*	20,413	37,459
Laurentian Bank of Canada	5,700	215,649
Linamar Corp.	5,600	341,733
Lundin Mining Corp.*	15,100	54,496
Magna International, Inc.	12,200	662,868
Manulife Financial Corp.	24,595	435,727
Martinrea International, Inc.	4,600	47,483
Metro, Inc.	14,700	400,025
National Bank of Canada	13,100	458,152
Nevsun Resources Ltd.	42,600	136,805
New Gold, Inc.#,*	4,369	9,654
Pan American Silver Corp.	589	3,675
Parex Resources, Inc.*	49,000	324,082
Pengrowth Energy Corp.#	576	920
Penn West Petroleum Ltd.	3,500	4,725
Precision Drilling Corp.	3,100	15,779
Secure Energy Services, Inc.#	19,000	157,335
Shaw Communications, Inc.#	12,500	265,225
Sun Life Financial, Inc.#	4,290	140,017
Suncor Energy, Inc.	25,578	720,460
Superior Plus Corp.#	29,000	250,342
Teck Resources Ltd.#	8,809	64,658
Thomson Reuters Corp.#	2,729	110,487
Toromont Industries Ltd.	3,200	89,478
Tourmaline Oil Corp.*	1,700	42,037
TransAlta Corp.	7,100	44,980
Transcontinental, Inc.	12,000	134,970
Turquoise Hill Resources Ltd.	5,300	18,033
Valeant Pharmaceuticals International, Inc.*	16,722	4,287,358
WestJet Airlines Ltd.	12,000	210,942
Whitecap Resources, Inc.#	5,000	43,583
Yamana Gold, Inc.	8,144	16,128

TOTAL CANADA		$16,966,291
CHILE – 0.4%
AES Gener SA	53,119	28,421
Aguas Andinas SA	57,100	30,213
Antarchile SA	5,564	58,182
Banco de Chile	861,492	92,232
Banco de Credito e Inversiones	1,241	54,608
Banco Santander Chile	876,218	44,136
Banco Santander Chile ADR	2,592	52,332
Banmedica SA	35,543	66,953
CAP SA	2,590	6,954

Description	Number of Shares	Value
Cencosud SA	25,800	$55,182
Cia Cervecerias Unidas SA ADR	2,500	52,750
Colbun SA	160,447	42,832
Corpbanca SA	6,076,800	61,976
Empresa Nacional de Electricidad SA ADR#	2,110	86,826
Empresas CMPC SA	40,150	106,997
Empresas COPEC SA	17,135	171,441
Enersis SA	404,755	121,907
ENTEL Chile SA	16,674	172,300
Latam Airlines Group SA	5,926	37,283
Parque Arauco SA	33,651	61,956
Quinenco SA	31,602	62,342
Ripley Corp. SA	37,500	12,798
SACI Falabella	21,748	141,556
Sociedad Matriz SAAM SA	373,941	27,727
Sonda SA	49,407	90,614
Vina Concha y Toro SA ADR	1,100	35,103

TOTAL CHILE		$1,775,621
CHINA – 3.8%
Agricultural Bank of China Ltd.	132,000	59,595
Alibaba Group Holding Ltd. ADR*	26,896	2,107,033
Anhui Conch Cement Co. Ltd.	24,000	74,610
Baidu, Inc. ADR*	1,100	189,926
Bank of China Ltd.	138,000	75,477
Bank of Communications Co. Ltd.	78,800	69,323
Belle International Holdings Ltd.	55,000	57,183
Brilliance China Automotive Holdings Ltd.	28,000	37,130
Byd Co. Ltd.*,††	6,000	26,547
China Agri-Industries Holdings Ltd.	145,000	63,220
China CITIC Bank Corp. Ltd.	42,000	29,960
China Coal Energy Co. Ltd.	75,000	36,667
China Communications Construction Co. Ltd.††	96,000	123,339
China Construction Bank Corp.	144,810	118,242
China COSCO Holdings Co. Ltd.#,*	135,500	69,216
China Eastern Airlines Corp. Ltd.*,††	74,000	59,469
China Life Insurance Co. Ltd.	16,000	58,924
China Longyuan Power Group Corp.	37,000	42,335
China Mengniu Dairy Co. Ltd.	15,000	67,819
China Merchants Bank Co. Ltd.††	23,052	59,620
China Merchants Holdings International Co. Ltd.	18,000	65,826
China Minsheng Banking Corp. Ltd.	72,000	81,080
China Mobile Ltd.	401,489	5,256,651
China National Building Material Co. Ltd.#	34,000	25,745
China Oilfield Services Ltd.	16,000	19,628
China Overseas Land & Investment Ltd.	20,320	64,087
China Pacific Insurance Group Co. Ltd.	6,800	28,508

July 31, 2015 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
China Petroleum & Chemical Corp.	235,800	$178,851
China Railway Construction Corp. Ltd.	29,400	38,152
China Resources Enterprise Ltd.††	26,000	84,181
China Resources Land Ltd.††	10,222	28,679
China Resources Power Holdings Co. Ltd.	39,600	101,857
China Shenhua Energy Co. Ltd.	32,000	60,926
China Southern Airlines Co. Ltd.	81,000	80,245
China Telecom Corp. Ltd.	202,000	113,086
China Unicom Hong Kong Ltd.#	54,652	77,125
China Yurun Food Group Ltd.#,*	106,000	31,449
CNOOC Ltd.	150,000	185,945
COSCO Pacific Ltd.	38,000	49,606
Ctrip.com International Ltd. ADR*	1,600	114,528
Datang International Power Generation Co. Ltd.	132,000	57,041
Dongfeng Motor Group Co. Ltd.	30,000	34,557
Great Wall Motor Co. Ltd.	630,448	2,085,961
Guangzhou Automobile Group Co. Ltd.	64,974	52,048
Hengan International Group Co. Ltd.	6,500	72,653
Industrial & Commercial Bank of China	149,000	102,635
Inner Mongolia Yitai Coal Co.	13,200	13,609
Intime Retail Group Co. Ltd.	35,000	39,279
Jiangxi Copper Co. Ltd.	20,000	27,089
Kingboard Chemical Holdings Ltd.	136,200	228,397
Kunlun Energy Co. Ltd.#	28,000	26,691
Lenovo Group Ltd.	40,000	43,394
NetEase, Inc. ADR	1,100	152,493
New Oriental Education & Technology Group ADR	2,600	58,240
Parkson Retail Group Ltd.††	84,000	14,411
PetroChina Co. Ltd.	196,000	194,425
PICC Property & Casualty Co. Ltd.	20,000	41,639
Ping An Insurance Group Co. of China Ltd.	10,000	57,531
Qihoo 360 Technology Co. Ltd. ADR*	700	43,407
Shandong Weigao Group Medical Polymer Co. Ltd.#	64,000	42,929
Shanghai Electric Group Co. Ltd.	90,000	55,609
Shanghai Industrial Holdings Ltd.	13,000	38,234
Sihuan Pharmaceutical Holdings Group Ltd.††	69,000	19,626
SINA Corp.*	900	36,549
Sinopec Shanghai Petrochemical Co. Ltd.	81,000	33,017
Sinopharm Group Co.-H	28,400	109,170
Sohu.com, Inc.#,*	700	33,691
Tencent Holdings Ltd.	237,596	4,434,831
Tingyi Cayman Islands Holding Corp.	14,000	26,944
Want Want China Holdings Ltd.	65,000	67,328
Wumart Stores, Inc.	27,000	16,613

Description	Number of Shares	Value
Yangzijiang Shipbuilding Holdings Ltd.	28,000	$26,329
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	29,464
Yanzhou Coal Mining Co. Ltd.#	40,000	22,961
Youku Tudou, Inc. ADR#,*	1,300	25,220
Zijin Mining Group Co. Ltd.	90,000	24,148
ZTE Corp.	13,728	30,529

TOTAL CHINA		$18,530,482
COLOMBIA – 0.5%
Almacenes Exito SA	5,850	43,266
Banco de Bogota SA	1,888	39,346
Bancolombia SA ADR	33,800	1,304,680
Celsia SA Esp	6,600	9,602
Cementos Argos SA	35,069	120,185
Corp. Financiera Colombiana SA	1,730	22,706
Ecopetrol SA	64,690	36,164
Ecopetrol SA ADR#	8,000	90,320
Empresa de Energia de Bogota SA	67,410	39,088
Grupo Argos SA	21,822	131,841
Grupo Aval Acciones y Valore SA ADR#	24,091	208,387
Grupo Aval Acciones y Valores	107,700	45,810
Grupo de Inversiones Suramericana SA	29,015	372,762
Grupo Nutresa SA	12,078	92,766
Grupo Odinsa SA	3,016	7,362
Interconexion Electrica SA ESP	13,178	32,396
Isagen SA ESP	48,800	49,647

TOTAL COLOMBIA		$2,646,328
CROATIA – 0.1%
Atlantska Plovidba DD*	262	8,267
Ericsson Nikola Tesla	200	33,200
Hrvatski Telekom DD	5,250	117,449
Koncar-Elektroindustrija DD	720	68,962
Ledo DD	20	25,542
Podravka DD*	1,000	45,966
Privredna Banka Zagreb DD	830	72,301
Valamar Riviera DD	16,851	55,122
VIRO Tvornica Secera*	370	14,453
Zagrebacka Banka DD	3,000	17,986

TOTAL CROATIA		$459,248
CZECH REPUBLIC – 0.2%
CEZ AS	13,570	328,420
Komercni Banka AS	1,400	313,004
Pegas Nonwovens SA	1,790	59,358
Philip Morris CR AS	180	78,225
Unipetrol AS*	15,059	113,855

TOTAL CZECH REPUBLIC		$892,862

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     21

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
DENMARK – 1.6%
AP Moeller – Maersk A/S Class A	275	$468,259
AP Moeller – Maersk A/S Class B	70	115,587
Carlsberg A/S	1,923	167,541
CHR Hansen Holding A/S	5,200	286,982
Danske Bank A/S	3,776	117,923
DSV A/S	10	342
Genmab A/S*	6,412	603,468
Jyske Bank-Reg	897	46,838
Novo Nordisk A/S Class B	66,273	3,885,761
Pandora A/S	6,700	753,335
Royal Unibrew A/S	6,655	217,235
Sydbank A/S	7,300	275,999
TDC A/S	67,369	508,129
Vestas Wind Systems A/S*	3,862	210,809

TOTAL DENMARK		$7,658,208
EGYPT – 0.2%
Alexandria Mineral Oils Co.	6,200	30,153
Commercial International Bank Egypt SAE	39,655	285,686
Eastern Tobacco	3,670	99,788
Egyptian Financial Group-Hermes Holding*	34,798	47,864
Egyptian Kuwaiti Holding Co. SAE*	49,507	31,189
ElSwedy Electric Co.	17,100	101,638
EZZ Steel*	27,000	28,827
Juhayna Food Industries	61,900	66,722
Orascom Telecom Holding SAE*	272,255	89,708
Orascom Telecom Media & Technology Holding SAE*	224,975	24,997
Oriental Weavers	40,500	54,776
Sidi Kerir Petrochemicals Co.	30,650	51,396
Six of October Development*	8,300	11,310
Talaat Moustafa Group	63,935	66,874

TOTAL EGYPT		$990,928
ESTONIA – 0.1%
AS Merko Ehitus	4,300	39,433
AS Tallinna Vesi	5,400	78,876
Nordecon AS	12,000	14,102
Olympic Entertainment Group AS	42,630	89,891
Tallink Group AS	198,320	163,789
Tallinna Kaubamaja AS	11,600	76,693

TOTAL ESTONIA		$462,784
FINLAND – 0.6%
Amer Sports OYJ	12,300	358,109
Cramo OYJ	13,800	278,110
Fortum OYJ	9,564	168,058
Huhtamaki OYJ	13,200	468,539
Neste Oil OYJ	17,629	490,028

Description	Number of Shares	Value
Orion OYJ-Class B	6,600	$275,658
Outotec OYJ#,*	44,500	297,387
Stora Enso OYJ	11,181	105,051
UPM-Kymmene OYJ	21,685	400,101

TOTAL FINLAND		$2,841,041
FRANCE – 8.0%
Air Liquide SA	10,268	1,336,868
Alstom SA	9,000	264,502
Arkema SA	1,700	132,521
AXA SA	118,894	3,133,806
BNP Paribas SA	16,499	1,074,698
Bollore SA	6,403	35,442
Bouygues SA	5,123	188,004
Casino Guichard Perrachon SA	1,491	110,711
Cie de St-Gobain#	34,428	1,632,092
Cie Generale des Etablissements Michelin	22,078	2,162,846
CNP Assurances	32,306	543,376
Credit Agricole SA	31,042	489,048
Electricite de France SA	27,803	662,296
Essilor International SA	20,898	2,676,112
GDF Suez	20,470	393,083
Hermes International	400	155,710
Ingenico Group	6,100	799,564
JCDecaux SA	20,952	802,032
Lagardere SCA	2,100	62,767
Legrand SA	24,618	1,515,407
L’Oreal SA	36,473	6,823,616
LVMH Moet Hennessy Louis Vuitton SA	9,505	1,781,913
Natixis	11,825	86,895
Nexity SA	13,500	595,279
Orange SA	29,429	482,705
Pernod-Ricard SA	20,339	2,435,882
Peugeot SA*	10,719	214,783
Renault SA	5,479	504,130
Rexel SA	3,368	53,098
Sa des Ciments Vicat	165	12,286
Sanofi	10,200	1,097,474
Schneider Electric SA	43,473	3,036,053
SCOR SE	7,560	289,933
SEB SA	4,700	474,160
Societe Generale SA	17,362	854,238
STMicroelectronics NV	15,609	121,935
Teleperformance	4,700	348,936
Thales SA	7,600	514,407
Total SA	25,713	1,272,886

July 31, 2015 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Valeo SA	2,700	$360,281
Vallourec SA	1,656	27,217

TOTAL FRANCE		$39,558,992
GERMANY – 7.2%
Allianz SE	26,783	4,385,689
Aurelius AG	3,200	154,634
BASF SE	6,600	569,365
Bayerische Motoren Werke AG	11,530	1,156,115
Commerzbank AG#,*	9,457	122,401
Daimler AG	35,720	3,192,887
Deutsche Bank AG#	26,085	916,416
Deutsche Lufthansa AG	5,417	73,473
E.ON AG	19,250	253,907
Fraport AG Frankfurt Airport Services Worldwide	1,145	75,186
Freenet AG	12,600	432,782
Fresenius Medical Care AG & Co. KGaA	11,730	957,554
Fresenius SE & Co. KGaA	22,524	1,554,224
GEA Group AG	90,170	3,817,574
Hannover Rueck SE	812	86,128
HeidelbergCement AG	2,759	210,438
Henkel AG & Co. KGaA	42,209	4,261,508
K+S AG	3,051	125,184
Kion Group AG*	8,000	365,014
Linde AG	12,898	2,437,834
Merck KGaA	1,800	183,096
Metro AG	2,762	87,209
Muenchener Rueckversicherungs AG	3,498	642,712
Rheinmetall AG	2,600	141,559
RWE AG	4,651	96,796
SAP AG	36,054	2,584,053
Sixt SE	4,700	197,799
SMA Solar Technology AG	6,000	199,135
Stada Arzneimittel AG	5,400	207,777
Stroeer Media SE	7,700	381,347
Symrise AG	69,433	4,615,700
Talanx AG	928	29,663
Telefonica Deutschland Holdi#	11,335	70,397
Volkswagen AG	2,822	570,419
Wincor Nixdorf AG	7,300	310,266

TOTAL GERMANY		$35,466,241
GHANA – 0.1%
CAL Bank Ltd.	498,146	134,317
Ghana Commercial Bank Ltd.	92,696	107,013
Produce Buying Co. Ltd.*	288,000	9,047
Standard Chartered Bank Ghana Ltd.	13,200	65,654

TOTAL GHANA		$316,031

Description	Number of Shares	Value
GREECE – 0.2%
Alpha Bank AE*	128,958	$37,686
Athens Water Supply & Sewage Co.	3,776	22,397
Costamare, Inc.	1,300	22,139
Diana Shipping, Inc.*	4,511	34,058
Dryships, Inc.*	30,400	16,015
Ellaktor SA	8,300	15,196
Eurobank Ergasias SA*	204,553	26,178
FF Group	800	19,917
Frigoglass SA*	3,182	6,859
GasLog Ltd.#	2,400	37,248
GEK Terna Holding Real Estate Construction SA	7,360	12,800
Hellenic Petroleum SA	5,916	28,323
Hellenic Telecommunications Organization SA	13,519	112,115
Jumbo SA*	4,495	32,636
Metka SA	1,500	11,928
Motor Oil Hellas Corinth Refineries SA	4,200	38,140
Mytilineos Holdings SA*	7,642	44,988
National Bank of Greece SA*	34,284	36,123
OPAP SA	9,420	74,714
Piraeus Bank SA*	39,200	14,237
Public Power Corp. SA	21,344	97,478
Titan Cement Co. SA*	3,548	79,656
Tsakos Energy Naviagation Ltd.	5,100	46,512
Viohalco SA*	4,300	11,145

TOTAL GREECE		$878,488
HONG KONG – 0.7%
Cathay Pacific Airways Ltd.	10,000	23,657
Cheung Kong Property Holdings Ltd.*	27,373	228,099
China Taiping Insurance Hold††	151,473	452,330
CK Hutchison Holdings Ltd.	25,873	384,142
Dah Sing Financial Holdings Ltd.	49,044	320,431
Hang Lung Group Ltd.	15,000	67,625
Hang Lung Properties Ltd.	38,000	108,574
Henderson Land Development Co. Ltd.	5,603	37,005
Hongkong & Shanghai Hotels	6,000	7,956
Hopewell Holdings Ltd.	5,500	18,943
Huabao International Holdings Ltd.	409,000	198,900
Hutchison Port Holdings Trust	96,300	57,780
Kerry Logistics Network Ltd.	2,500	3,876
Kerry Properties Ltd.	9,500	35,477
MTR Corp. Ltd.	4,000	17,827
New World Development Co. Ltd.#	156,235	188,837
NWS Holdings Ltd.	5,000	7,520
Orient Overseas International Ltd.	2,500	12,351
Shangri-La Asia Ltd.	28,857	37,224

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     23

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Sino Land Co. Ltd.	34,000	$52,805
Skyworth Digital Holdings Ltd.	486,000	371,758
Smartone Telecommunications Holdings Ltd.	100,500	205,607
Sun Hung Kai Properties Ltd.	12,165	186,893
Swire Pacific Ltd.	11,500	147,379
Swire Pacific Ltd.	10,000	23,503
Television Broadcasts Ltd.	48,200	254,918
Wharf Holdings Ltd.	15,000	95,198
Wheelock & Co. Ltd.	14,703	76,148

TOTAL HONG KONG		$3,622,763
HUNGARY – 0.2%
Magyar Telekom Telecommunications PLC	81,250	117,924
MOL Hungarian Oil & Gas PLC	4,913	259,230
OTP Bank PLC	18,150	372,751
Richter Gedeon Nyrt	15,760	253,299

TOTAL HUNGARY		$1,003,204
INDIA – 0.3%
GAIL India Ltd. GDR	2,724	90,164
ICICI Bank Ltd. ADR	18,000	181,260
Infosys Ltd. ADR	21,200	358,492
Larsen & Toubro Ltd. GDR – Reg S	4,888	136,555
Reliance Industries Ltd. GDRΩ	8,800	274,120
Reliance Infrastructure GDR	2,000	38,797
State Bank of India GDR	1,700	71,145
Tata Motors Ltd. ADR	2,390	70,887
Videocon d2h Ltd. ADR#,*	4,800	61,392
Wipro Ltd. ADR#	7,400	91,464

TOTAL INDIA		$1,374,276
INDONESIA – 0.3%
Adaro Energy Tbk PT	470,600	20,525
AKR Corporindo Tbk PT	143,500	60,996
Aneka Tambang Persero Tbk PT	221,500	7,778
Astra International Tbk PT	309,500	152,147
Bank Central Asia Tbk PT	215,500	208,690
Bank Danamon Indonesia Tbk PT	81,122	25,187
Bank Mandiri Persero Tbk PT	117,900	83,016
Bank Negara Indonesia Persero Tbk PT	142,000	49,966
Bank Rakyat Indonesia Persero Tbk PT	133,300	98,540
Bumi Resources Tbk PT*	1,083,000	4,003
Bumi Serpong Damai PT	230,800	30,540
Charoen Pokphand Indonesia Tbk PT	200,000	37,479
Gudang Garam Tbk PT	6,700	24,517
Indo Tambangraya Megah Tbk PT	21,000	15,097
Indocement Tunggal Prakarsa Tbk PT	48,000	71,055
Indofood Sukses Makmur Tbk PT	148,000	66,738
Indosat Tbk PT	70,500	22,410

Description	Number of Shares	Value
International Nickel Indones	89,700	$12,997
Kalbe Farma Tbk PT	274,000	35,345
Lippo Karawaci Tbk PT	501,000	42,776
Perusahaan Gas Negara Persero Tbk PT	275,000	81,316
Semen Indonesia Persero Tbk PT	100,500	75,036
Surya Semesta Internusa Tbk PT	410,000	23,944
Tambang Batubara Bukit Asam Persero Tbk PT	25,000	11,089
Telekomunikasi Indonesia Persero Tbk PT	1,046,200	227,376
Unilever Indonesia Tbk PT	24,000	70,967
United Tractors Tbk PT	75,500	112,741
XL Axiata Tbk PT	70,000	15,343

TOTAL INDONESIA		$1,687,614
IRELAND – 2.0%
Bank of Ireland*	369,635	155,479
DCC PLC	5,100	402,998
Endo International PLC*	54,099	4,735,826
Icon PLC	5,300	428,240
Mallinckrodt PLC*	34,513	4,278,231
Permanent TSB Group Holdings PLC*	380	2,201

TOTAL IRELAND		$10,002,975
ISRAEL – 0.3%
Bank Hapoalim BM	21,400	118,824
Bank Leumi Le-Israel BM*	13,094	57,019
Elbit Systems Ltd.	274	22,614
Israel Discount Bank Ltd.*	13,897	28,000
Mizrahi Tefahot Bank Ltd.	2,704	34,622
Teva Pharmaceutical Industries Ltd.	14,200	995,831
Teva Pharmaceutical Industries Ltd. ADR	1,406	97,042

TOTAL ISRAEL		$1,353,952
ITALY – 1.6%
Astaldi SpA	48,800	469,488
Banca Monte Dei Paschi Siena SpA*	9,471	18,785
Banco Popolare Sc*	888	15,399
Brembo-SpA	8,600	388,093
Enel SpA	104,200	490,479
Eni SpA	20,000	350,561
Exor SpA	90,564	4,561,321
Moncler SpA	31,600	642,037
Telecom Italia SpA ADR	4,715	62,238
UniCredit SpA	73,060	484,237
Unione di Banche Italiane SCPA	16,686	135,425

TOTAL ITALY		$7,618,063
JAPAN – 16.7%
Adastria Holdings Co. Ltd.	11,400	550,982

July 31, 2015 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Aeon Co. Ltd.#	14,700	$224,945
Ain Pharmaciez, Inc.	4,500	213,862
Aisin Seiki Co. Ltd.#	3,900	158,285
Alfresa Holdings Corp.	2,300	38,582
Alps Electric Co.#	11,200	353,798
Amada Co. Ltd.	3,600	35,293
Aoyama Trading Co. Ltd.	400	15,895
Asahi Glass Co. Ltd.	11,000	64,526
Asahi Intecc Co. Ltd.	4,600	154,032
Asahi Kasei Corp.	23,000	174,855
Bank of Kyoto Ltd.	4,000	47,218
Bank of Yokohama Ltd.	13,000	82,677
Brother Industries Ltd.	18,700	258,618
Canon Marketing Japan, Inc.	1,600	25,316
Central Glass Co. Ltd.	82,000	345,375
Chiba Bank Ltd.	10,000	79,800
Chugoku Bank Ltd.	1,500	23,456
Citizen Holdings Co. Ltd.	2,900	19,375
Coca-Cola East Japan Co. Ltd.#	2,500	46,052
Coca-Cola West Co. Ltd.	1,400	28,229
CyberAgent Inc.	97,451	4,198,881
Dai Nippon Printing Co. Ltd.	9,000	99,996
Daido Steel Co. Ltd.	5,000	18,962
Daifuku Co. Ltd.#	27,600	399,296
Daihatsu Motor Co. Ltd.#	5,300	75,351
Dai-ichi Life Insurance Co. Ltd.	7,300	148,550
Daiichi Sankyo Co. Ltd.	1,700	34,827
Dainippon Ink & Chemicals, Inc.	7,000	16,493
Daiwa Securities Group, Inc.	567,648	4,413,946
DCM Holdings Co. Ltd.	28,600	260,766
Denki Kagaku Kogyo KK	8,000	33,308
Dentsu, Inc.	29,665	1,682,696
Dynam Japan Holdings Co. Ltd.	122,200	190,103
Ebara Corp.#	14,000	63,598
Eizo Nanao Corp.	9,500	216,545
Ezaki Glico Co. Ltd.	3,300	181,063
FANUC Corp.	35,976	6,003,015
Foster Electric Co. Ltd.	5,800	119,384
FUJIFILM Holdings Corp.	5,157	204,703
Fukuoka Financial Group, Inc.	8,690	44,735
Geo Holdings Corp.	20,000	275,467
Glory Ltd.	1,200	34,954
Gunma Bank Ltd.	3,000	22,318
H2O Retailing Corp.	1,000	20,922
Hachijuni Bank Ltd.	2,000	15,540
Haseko Corp.	61,200	775,771
Heiwa Corp.	19,100	419,650
Hino Motors Ltd.	15,100	195,794

Description	Number of Shares	Value
Hiroshima Bank Ltd.	12,000	$70,392
Hitachi Capital Corp.	1,800	48,945
Hitachi Chemical Co. Ltd.#	2,200	38,964
Hitachi Construction Machinery Co. Ltd.	2,200	36,656
Hitachi Ltd.	12,000	77,886
Hitachi Transport System Ltd.	1,300	23,454
Hokuhoku Financial Group, Inc.	9,000	21,277
Honda Motor Co. Ltd.	22,600	725,676
Ibiden Co. Ltd.	4,700	77,856
Idemitsu Kosan Co. Ltd.	1,200	22,086
Inpex Corp.	3,016	32,865
Isuzu Motors Ltd.	19,700	273,083
ITOCHU Corp.	53,700	659,036
Iyo Bank Ltd.	3,000	38,197
Izumi Co. Ltd.	7,900	369,073
J Front Retailing Co. Ltd.	3,500	65,885
Japan Exchange Group, Inc.	137,379	4,788,617
Japan Tobacco, Inc.	48,910	1,899,611
JFE Holdings, Inc.	7,398	138,815
Joyo Bank Ltd.	9,000	53,302
Juroku Bank Ltd.	3,000	12,321
JX Holdings, Inc.#	70,182	299,619
Kamigumi Co. Ltd.	4,000	37,665
Kaneka Corp.	9,000	64,994
Kawasaki Kisen Kaisha Ltd.	21,000	46,936
Kayaba Industry Co. Ltd.	76,000	258,781
KDDI Corp.	12,000	305,047
Kirin Holdings Co. Ltd.#	4,300	66,234
Kobe Steel Ltd.#	64,000	99,149
Komatsu Ltd.#	46,847	867,502
Konica Minolta, Inc.	8,500	106,100
K’s Holdings Corp.	800	25,465
Kuraray Co. Ltd.	4,500	53,084
Kusuri No Aoki Co. Ltd.	7,600	394,303
Kyocera Corp.	1,774	91,538
Kyocera Corp. ADR	200	10,284
Kyowa Exeo Corp.	16,100	196,159
Kyowa Hakko Kirin Co. Ltd.	22,000	358,220
LIXIL Group Corp.	19,403	389,672
Mabuchi Motor Co. Ltd.	8,600	515,577
Marubeni Corp.	87,100	484,924
Medipal Holdings Corp.	2,200	39,195
Megmilk Snow Brand Co. Ltd.	11,700	183,711
Miraca Holdings, Inc.	2,800	129,003
Misumi Group, Inc.	21,200	262,231
Mitsubishi Chemical Holdings Corp.	32,500	212,410
Mitsubishi Corp.	15,310	331,005
Mitsubishi Estate Co. Ltd.	2,659	59,108

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     25

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Mitsubishi Gas Chemical Co., Inc.	2,000	$11,103
Mitsubishi Heavy Industries Ltd.	22,000	116,484
Mitsubishi Materials Corp.#	20,000	72,457
Mitsubishi UFJ Financial Group, Inc.	230,594	1,674,543
Mitsui & Co. Ltd.	11,937	155,214
Mitsui Chemicals, Inc.	157,000	589,058
Mitsui OSK Lines Ltd.	22,000	66,035
Mizuho Financial Group, Inc.	556,200	1,202,292
Mochida Pharmaceutical Co. Ltd.	2,300	127,680
MS&AD Insurance Group Holdings	2,882	90,854
NEC Corp.	60,000	191,713
Nhk Spring Co. Ltd.	4,600	48,808
Nichirei Corp.	42,000	274,499
Nikkiso Co. Ltd.#	27,700	268,429
Nikon Corp.	4,500	53,520
Nippo Corp.	2,000	35,244
Nippon Electric Glass Co. Ltd.	3,000	14,572
Nippon Express Co. Ltd.	20,000	105,862
Nippon Paper Industries Co. Ltd.	2,200	36,106
Nippon Shokubai Co. Ltd.	1,000	14,790
Nippon Steel & Sumitomo Metal Corp.	113,442	268,285
Nippon Telegraph & Telephone Corp.	30,600	1,176,125
Nippon Yusen KK#	41,000	112,147
Nissan Motor Co. Ltd.	90,800	878,071
Nisshinbo Holdings, Inc.	3,000	33,259
NKSJ Holdings, Inc.	2,000	70,553
Nomura Holdings, Inc.	28,800	204,820
Nomura Real Estate Holdings, Inc.	1,100	21,958
NTN Corp.*	5,000	28,442
NTT DoCoMo, Inc.	25,833	544,966
Oji Paper Co. Ltd.	17,000	74,345
Omron Corp.	117,636	4,617,736
Open House Co. Ltd.	32,000	531,117
Otsuka Holdings Co. Ltd.	9,000	323,371
Paltac Corp.	14,200	276,587
Paramount Bed Holdings Co. Ltd.	7,200	215,242
Resona Holdings, Inc.#	120,350	662,467
Ricoh Co. Ltd.	46,600	460,041
Sankyo Co. Ltd.	700	26,603
Sankyu, Inc.	34,000	193,133
Sanwa Holdings Corp.	43,000	326,139
SBI Holdings, Inc.	3,500	48,659
SCSK Corp.	6,800	243,612
Sekisui House Ltd.	15,100	224,608
Shimadzu Corp.	25,700	383,214
Shimizu Corp.	45,000	395,046
Shinsei Bank Ltd.	18,000	39,359
Shizuoka Bank Y50	2,000	22,625

Description	Number of Shares	Value
Showa Denko KK	19,000	$23,456
Showa Shell Sekiyu KK	5,000	47,000
Sky Perfect JSAT Holdings, Inc.	3,700	18,599
SMC Corp.#	6,587	1,672,062
Sony Corp.	154,203	4,395,846
Sosei Group Corp.#	4,200	213,499
Sumitomo Chemical Co. Ltd.	141,000	805,487
Sumitomo Corp.	28,507	324,437
Sumitomo Electric Industries Ltd.	17,700	264,140
Sumitomo Forestry Co. Ltd.	1,000	11,877
Sumitomo Heavy Industries Ltd.	8,000	40,408
Sumitomo Metal Mining Co. Ltd.	38,798	522,639
Sumitomo Mitsui Financial Group, Inc.	27,100	1,212,268
Sumitomo Mitsui Trust Holdings, Inc.	40,000	185,839
Sumitomo Rubber Industries Ltd.	2,800	42,248
Suzuken Co. Ltd.	3,100	109,808
Suzuki Motor Corp.	1,123	39,149
Sysmex Corp.	78,769	5,103,603
T&D Holdings, Inc.#	11,300	172,279
Takashimaya Co. Ltd.	5,000	47,888
Takeuchi Manufacturing Co. Ltd.	9,300	572,550
TDK Corp.	2,700	189,317
Teijin Ltd.	139,000	508,065
Temp Holdings Co. Ltd.	11,500	476,016
Tokai Rika Co. Ltd.	900	22,657
Tokio Marine Holdings, Inc.	58,405	2,434,033
Toppan Printing Co. Ltd.	6,000	52,237
Toshiba Corp.*	45,000	137,976
Tosoh Corp.	6,000	31,323
Toyo Ink SC Holdings Co. Ltd.	1,000	3,986
Toyo Seikan Kaisha Ltd.	3,300	51,470
Toyo Tire & Rubber Co. Ltd.	18,000	395,481
Toyoda Gosei Co. Ltd.	19,900	440,277
Toyota Tsusho Corp.	4,600	116,731
Trend Micro, Inc./Japan	15,800	578,787
Tsuruha Holdings, Inc.	5,600	492,064
Ube Industries Ltd.	15,000	26,264
UNY Group Holdings Co. Ltd.#	6,000	41,489
Yamada Denki Co. Ltd.	11,000	42,070
Yamato Kogyo Co. Ltd.	500	11,748
Yamazaki Baking Co. Ltd.	3,000	47,880
Yaskawa Electric Corp.	304,508	3,614,244
Yokohama Rubber Co. Ltd.	21,050	416,805
Zojirushi Corp.	28,000	432,872

TOTAL JAPAN		$82,410,385
JORDAN – 0.1%
Al Eqbal Co. For Investment P	1,440	28,461

July 31, 2015 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Arab Bank PLC	25,110	$217,654
Arab Potash Co.	2,100	69,521
Bank of Jordan	8,070	28,482
Capital Bank of Jordan	12,819	21,535
Hikma Pharmaceuticals PLC	4,700	175,787
Jordan Ahli Bank*	20,342	33,312
Jordan Petroleum Refinery Co.	9,693	65,683
Jordan Phosphate Mines	1,700	14,184
Jordan Telecommunications Co. PSC	4,950	20,545
Jordanian Electric Power Co.	12,017	42,751

TOTAL JORDAN		$717,915
KAZAKHSTAN – 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR	10,490	85,389
Kazakhmys PLC#,*	38,412	97,117
Kazkommertsbank JSC GDR#,*	28,000	84,000
KazMunaiGas Exploration Production JSC GDR	9,600	84,576
KCell JSC GDR	8,400	57,960
Nostrum Oil & Gas PLC*	4,923	39,824

TOTAL KAZAKHSTAN		$448,866
KENYA – 0.1%
ARM Cement Ltd.	31,800	19,564
Bamburi Cement Co. Ltd.	6,600	9,926
Barclays Bank of Kenya Ltd.	135,900	18,646
East African Breweries Ltd.	25,180	72,294
Equity Bank Ltd.	141,500	54,237
Kenya Airways Ltd.*	154,800	8,617
Kenya Commercial Bank Ltd.	128,700	62,842
Kenya Power & Lighting Ltd.	58,087	9,076
Nation Media Group Ltd.	16,244	29,664
Safaricom Ltd.	782,500	110,039
Standard Chartered Bank Kenya Ltd.	10,458	27,575

TOTAL KENYA		$422,480
LATVIA – 0.0%**
Latvian Shipping Co.*	36,206	15,309
LEBANON – 0.0%**
Solidere GDR#,*	19,700	220,643
LITHUANIA – 0.0%**
Apranga PVA	22,400	67,037
Invalda Privatus Kapitalas AB*,††	7,855	14,967
Lesto AB	19,018	19,278
Lietuvos Energijos Gamyba AB	10,949	9,500
Litgrid AB	8,818	6,663
Panevezio Statybos Trestas	16,900	18,932
Pieno Zvaigzdes	10,687	17,840

Description	Number of Shares	Value
Siauliu Bankas*	72,546	$23,583

TOTAL LITHUANIA		$177,800
LUXEMBOURG – 0.0%**
Aperam*	500	18,448
MALAYSIA – 0.5%
Alliance Financial Group Bhd	14,400	15,964
AMMB Holdings Bhd	18,600	27,186
Astro Malaysia Holdings Bhd	21,000	16,857
Axiata Group Bhd	37,600	62,626
Batu Kawan Bhd	7,300	34,816
Boustead Holdings Bhd	17,400	18,380
British American Tobacco Malaysia Bhd	1,800	31,769
Bumi Armada Bhd	102,000	29,604
CIMB Group Holdings Bhd	32,500	45,718
Dialog Group Bhd	65,520	27,582
DiGi.Com Bhd	35,500	50,124
Felda Global Ventures Holdings Bhd††	27,800	12,212
Gamuda Bhd	47,300	59,612
Genting Bhd	235,108	500,400
Genting Malaysia Bhd	44,500	49,684
Hong Leong Bank Bhd	6,400	22,725
IHH Healthcare Bhd	119,700	188,102
IJM Corp. Bhd	24,060	42,779
IOI Corp. Bhd	37,780	41,884
IOI Properties Group Bhd*	24,189	12,080
KLCC Property Holdings Bhd	11,200	20,763
Kuala Lumpur Kepong Bhd	5,700	32,789
Lafarge Malayan Cement Bhd	16,000	39,535
Magnum Bhd	20,738	14,640
Malayan Banking Bhd	26,790	64,444
Maxis Bhd	23,100	40,287
MMC Corp. Bhd	24,100	13,800
Muhibbah Engineering M Bhd	32,000	18,910
Petronas Chemicals Group Bhd	53,700	90,003
Petronas Dagangan Bhd	11,100	61,181
Petronas Gas Bhd	6,200	35,794
PPB Group Bhd	8,100	32,701
Public Bank Bhd	12,900	64,087
RHB Capital Bhd	18,000	34,969
Sapurakencana Petroleum Bhd*	123,217	78,934
Sime Darby Bhd	52,346	119,351
Ta Ann Holdings Bhd	19,008	17,892
Telekom Malaysia Bhd	22,900	39,220
Tenaga Nasional Bhd	30,725	98,011
Top Glove Corp. Bhd	25,100	50,010
UMW Holdings Bhd	7,100	18,565

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     27

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
UMW Oil & Gas Corp. Bhd	53,900	$19,449
WCT Holdings Bhd	41,604	15,230
YTL Corp. Bhd	57,476	23,745
YTL Power International Bhd*	37,501	15,395

TOTAL MALAYSIA		$2,349,809
MAURITIUS – 0.1%
Alteo Ltd.	36,100	31,595
CIM Financial Services Ltd.	191,700	47,736
Lux Island Resorts Ltd.	7,000	12,154
MCB Group Ltd.*	33,000	209,627
New Mauritius Hotels Ltd.	135,171	72,508
Rogers & Co. Ltd.	71,000	59,935
SBM Holdings Ltd.	3,060,000	76,889
Sun Resorts Ltd. Class A*	21,165	23,961

TOTAL MAURITIUS		$534,405
MEXICO – 0.8%
Alfa SAB de CV	100,800	200,255
America Movil SAB de CV	675,224	656,680
Arca Continental SAB de CV	10,200	61,260
Cemex SAB de CV*	318,373	271,494
Coca-Cola Femsa SAB de CV	8,700	65,766
Compartamos SAB de CV#	108,000	185,938
Empresas ICA SAB de CV*	20,800	13,142
Fomento Economico Mexicano SAB de CV	30,400	275,840
Grupo Aeroportuario del Centro Norte SAB de CV	5,400	29,982
Grupo Aeroportuario del Pacifico SAB de CV	14,700	116,003
Grupo Aeroportuario del Sureste SAB de CV	2,300	34,385
Grupo Bimbo SAB de CV	43,000	115,236
Grupo Carso SAB de CV	20,100	91,203
Grupo Elektra SA de CV	1,460	31,579
Grupo Financiero Banorte SAB de CV	59,900	316,443
Grupo Financiero Inbursa SAB de CV	86,100	195,044
Grupo Mexico SAB de CV	66,221	180,877
Grupo Televisa SAB	32,000	222,913
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	28,295	54,966
Industrias CH SAB de CV*	7,500	26,532
Industrias Penoles SAB de CV	3,930	59,890
Kimberly-Clark de Mexico SAB de CV	22,000	51,080
Mexichem SAB de CV	29,605	86,725
Minera Frisco SAB de CV*	16,600	9,849
Organizacion Soriana SAB de CV	10,800	21,516
Promotora y Operadora de Infraestructura SAB de CV*	10,400	119,294
TV Azteca SAB de CV	95,000	18,337

Description	Number of Shares	Value
Walmart de Mexico SAB de CV	85,200	$206,542

TOTAL MEXICO		$3,718,771
MOROCCO – 0.1%
Attijariwafa Bank	2,400	86,918
Auto Hall	2,300	22,459
Banque Centrale Populaire	2,450	56,445
BMCE Bank	2,000	44,145
Douja Promotion Groupe Addoha SA	5,000	14,647
Holcim Maroc SA	240	55,659
Lafarge Ciments	460	89,742
Maroc Telecom SA	12,157	144,801

TOTAL MOROCCO		$514,816
NETHERLANDS – 2.1%
Aegon NV	58,260	448,144
ArcelorMittal	3,958	35,905
ArcelorMittal, NY Reg. Shares#	20,624	186,028
Corbion NV*	11,200	235,922
Delta Lloyd NV	1,934	34,335
Fugro NV	650	13,617
Heineken NV*	28,833	2,271,706
ING Groep NV*	63,284	1,076,580
Koninklijke Ahold NV	27,100	539,446
Koninklijke Boskalis Westminster NV	2,360	115,351
Koninklijke DSM NV	4,356	248,814
Koninklijke Philips NV	11,100	308,604
Koninklijke Philips NV	7,868	218,809
NXP Semiconductors NV	47,369	4,594,319
PostNL NV	37,000	158,965
TNT Express NV	1,322	11,078

TOTAL NETHERLANDS		$10,497,623
NEW ZEALAND – 0.0%**
Contact Energy Ltd.	7,123	23,274
Fletcher Building Ltd.	5,133	26,835

TOTAL NEW ZEALAND		$50,109
NIGERIA – 0.1%
Access Bank PLC	866,753	20,755
Dangote Cement PLC	51,150	43,909
Ecobank Transnational, Inc.	327,197	31,258
FBN Holdings PLC	692,496	23,987
Forte Oil PLC	55,651	52,522
Guaranty Trust Bank PLC	576,410	66,524
Guinness Nigeria PLC	29,925	18,793
Lafarge Cement WAPCO Nigeria PLC	36,300	18,786
Nestle Nigeria PLC	7,636	32,583
Nigerian Breweries PLC	70,380	42,751
Oando PLC	308,975	19,388

July 31, 2015 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Seplat Petroleum Development Co. PLC#	17,254	$26,642
UAC of Nigeria PLC	162,220	30,946
Unilever Nigeria PLC	79,800	14,426
United Bank for Africa PLC	812,013	17,162
Zenith Bank PLC	535,775	43,196

TOTAL NIGERIA		$503,628
NORWAY – 0.3%
Norsk Hydro ASA	10,786	40,234
Petroleum Geo-Services ASA	2,167	9,890
Salmar ASA	18,800	296,898
Statoil ASA	25,782	436,200
Storebrand ASA*	10,389	41,895
Subsea 7 SA	2,902	25,420
Yara International ASA	8,200	408,170

TOTAL NORWAY		$1,258,707
OMAN – 0.1%
Al-Anwar Ceramic Tile Co.	16,080	16,869
Bank Dhofar SAOG	56,744	41,405
Bank Sohar	56,074	29,995
BankMuscat SAOG	56,049	80,631
Dhofar International Development & Investment Holding Co.	14,336	17,497
Galfar Engineering & Contracting SAOG††	85,058	26,726
National Bank of Oman SAOG	59,742	55,538
Oman Cement Co.	23,240	31,381
Oman Flour Mills Co. SAOG	16,000	20,857
Oman Oil Marketing Co.	7,300	42,272
Oman Telecommunications Co. SAOG	31,500	143,963
Renaissance Services SAOG	11,992	8,657

TOTAL OMAN		$515,791
PANAMA – 0.0%**
Copa Holdings SA Class A#	2,341	176,816
PERU – 0.2%
Alicorp SA	51,200	85,170
BBVA Banco Continental SA	16,829	21,973
Cia de Minas Buenaventura SA ADR	5,000	35,600
Credicorp Ltd.	2,250	296,775
Edegel SAA	37,100	42,968
Ferreycorp SAA	60,958	26,211
Grana y Montero SA	32,600	38,370
Inretail Peru Corp.*	3,106	44,695
Luz del Sur SAA	6,400	23,000
Minsur SA	35,670	13,323
Sociedad Minera Cerro Verde SAA*	1,400	28,000
Sociedad Minera el Brocal SA	4,000	7,407
Southern Copper Corp.#	7,159	199,450

Description	Number of Shares	Value
Volcan Cia Minera SAA	131,614	$21,481

TOTAL PERU		$884,423
PHILIPPINES – 0.4%
Aboitiz Equity Ventures, Inc.	31,200	39,908
Aboitiz Power Corp.	81,200	77,587
Alliance Global Group, Inc.	57,000	28,167
Ayala Corp.	5,200	88,685
Ayala Land, Inc.	94,700	77,441
Bank of the Philippine Islands	27,653	57,440
BDO Unibank, Inc.	25,762	56,554
Bloomberry Resorts Corp.*	158,600	33,638
D&L Industries, Inc.	89,100	41,983
Emperador, Inc.	132,700	25,562
Energy Development Corp.	465,500	72,978
First Gen Corp.	89,800	50,756
Globe Telecom, Inc.	1,450	81,797
GT Capital Holdings, Inc.	1,680	51,427
International Container Terminal Services, Inc.	16,400	39,409
JG Summit Holdings, Inc.	50,900	80,688
Jollibee Foods Corp.	33,800	140,418
LT Group, Inc.	110,800	36,001
Manila Electric Co.	16,210	105,976
Metro Pacific Investments Corp.	190,000	20,149
Metropolitan Bank & Trust	26,134	50,485
Philex Mining Corp.	216,150	25,474
Philippine Long Distance Telephone Co.	3,600	227,170
Puregold Price Club, Inc.	50,000	40,450
Robinsons Retail Holdings, Inc.	20,320	33,500
San Miguel Corp.	13,000	16,003
Semirara Mining And Power Co.	23,100	60,307
SM Investments Corp.	5,162	100,791
SM Prime Holdings, Inc.	170,300	79,872
Universal Robina Corp.	32,100	134,268

TOTAL PHILIPPINES		$1,974,884
POLAND – 0.4%
AmRest Holdings SE*	2,700	123,830
Asseco Poland SA	7,073	108,136
Bank Pekao SA#	2,850	120,245
BRE Bank SA	390	39,082
Budimex SA	730	35,938
Cyfrowy Polsat SA	6,760	41,398
Energa SA	10,467	56,524
Eurocash SA	4,940	56,837
Getin Noble Bank SA*	54,005	17,324
Grupa Kety SA	385	31,028
Grupa Lotos SA*	2,600	21,712

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     29

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
ING Bank Slaski SA	2,000	$66,541
Jastrzebska Spolka Weglowa SA#	6,600	20,734
Kernel Holding SA*	9,932	115,300
KGHM Polska Miedz SA	5,069	127,662
Kruk SA	1,654	76,033
LPP SA	50	102,065
Lubelski Wegiel Bogdanka SA	700	9,705
Netia SA	39,573	59,274
Orbis SA	1,520	23,891
PGE SA	27,800	130,595
Polski Koncern Naftowy Orlen SA#	10,795	217,898
Polskie Gornictwo Naftowe i Gazownictwo SA	58,932	98,269
Powszechna Kasa Oszczednosci Bank Polski SA	21,090	163,370
Powszechny Zaklad Ubezpieczen SA	1,220	139,575
Synthos SA	33,729	42,115
Tauron Polska Energia SA	47,180	47,404
Telekomunikacja Polska SA#	26,910	57,999
TVN SA	6,666	35,149

TOTAL POLAND		$2,185,633
PORTUGAL – 0.0%**
Banco Comercial Portugues SA	394,943	30,362
Banco Espirito Santo SA*,††	15,937	—
EDP Renovaveis SA	5,470	40,064

TOTAL PORTUGAL		$70,426
QATAR – 0.2%
Al Meera Consumer Goods Co.††	1,000	74,288
Barwa Real Estate Co.	4,800	65,911
Commercial Bank of Qatar QSC	2,530	37,659
Doha Bank QSC	3,322	48,353
Gulf International Services QSC	3,625	68,692
Industries Qatar QSC	3,900	144,915
Masraf Al Rayan	10,600	130,999
Ooredoo QSC	2,600	57,552
Qatar Electricity & Water Co.	1,080	65,519
Qatar Gas Transport Co. Nakilat	8,700	52,803
Qatar Islamic Bank	2,200	66,159
Qatar National Bank SAQ	2,000	100,240
Qatar National Cement Co.	1,672	54,643
Qatar Navigation	1,703	46,583
TOTAL QATAR		$1,014,316

ROMANIA – 0.1%
Banca Transilvania*	401,163	239,761
BRD-Groupe Societe Generale*	68,300	193,978
OMV Petrom SA	1,206,500	117,826

Description	Number of Shares	Value
Societatea Nationala De Gaze Naturale ROMGAZ SA	5,414	$46,331
Transelectrica SA	2,450	16,663

TOTAL ROMANIA		$614,559
RUSSIA – 0.8%
CTC Media, Inc.	16,400	30,832
Federal Hydrogenerating Co. JSC ADR	141,960	123,917
Gazprom Neft OAO ADR	1,400	15,792
Gazprom OAO ADR	90,210	414,064
Globaltrans Investment PLC GDR	11,780	42,349
Lenta Ltd.-Reg S	5,658	43,510
LSR Group GDR	17,440	38,281
Lukoil OAO ADR	8,000	331,200
Magnit OJSC GDR	7,926	429,985
Mail.Ru Group Ltd. GDR*	4,643	87,288
MegaFon OAO GDR	7,446	92,330
MMC Norilsk Nickel OJSC ADR	14,910	230,509
Mobile Telesystems OJSC ADR	9,500	77,900
NovaTek OAO GDR	1,350	134,662
Novolipetsk Steel OJSC GDR	7,200	94,680
OTCPharm PJSC*,††	3,313	13,165
QIWI PLC ADR	1,600	48,992
Rosneft OAO GDR	20,548	79,315
Rostelecom OJSC ADR	6,038	49,874
Sberbank of Russia ADR	67,867	332,548
Severstal OAO GDR	11,080	124,982
Sistema JSFC GDR	20,411	173,289
Surgutneftegas OAO ADR	17,807	98,473
Tatneft OAO ADR	4,000	117,720
TMK OAO GDR	4,860	18,905
VimpelCom Ltd. ADR	21,300	123,114
VTB Bank OJSC GDR	64,826	152,795
X5 Retail Group NV GDR*	3,800	68,020
Yandex NV*	10,100	140,491

TOTAL RUSSIA		$3,728,982
SINGAPORE – 1.1%
Avago Technologies Ltd.	30,011	3,755,577
CapitaLand Ltd.	13,405	31,464
City Developments Ltd.	10,000	68,010
DBS Group Holdings Ltd.#	48,000	706,083
Golden Agri-Resources Ltd.	126,000	28,932
Noble Group Ltd.	92,000	30,514
Oversea-Chinese Banking Corp.	7,600	57,006
Sembcorp. Industries Ltd.	12,900	33,570
Singapore Airlines Ltd.	14,000	109,604
UOL Group Ltd.	4,000	19,536
Venture Corp. Ltd.	5,000	28,611

July 31, 2015 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Wilmar International Ltd.	162,400	$378,817
Wing Tai Holdings Ltd.	107,000	147,024

TOTAL SINGAPORE		$5,394,748
SLOVENIA – 0.1%
Cinkarna Celje	306	47,049
Krka d.d., Novo mesto	2,280	164,639
Petrol DD Ljubljana	389	109,368
Telekom Slovenije DD	600	61,941
Zavarovalnica Triglav DD	3,470	95,654

TOTAL SLOVENIA		$478,651
SOUTH AFRICA – 0.8%
African Bank Investments Ltd.#,††	36,266	—
African Rainbow Minerals Ltd.	2,100	11,572
Anglo American Platinum Ltd.*	800	16,655
AngloGold Ashanti Ltd.	7,633	45,954
Aspen Pharmacare Holdings Ltd.	4,808	141,014
Aveng Ltd.	21,500	10,962
AVI Ltd.	5,800	36,587
Barclays Africa Group Ltd.#	3,700	54,458
Barloworld Ltd.	7,800	55,493
Bidvest Group Ltd.	6,970	169,646
Discovery Ltd.	3,999	42,945
Exxaro Resources Ltd.	4,427	26,215
FirstRand Ltd.	25,000	108,180
Foschini Group Ltd.	4,400	50,100
Gold Fields Ltd.	15,890	43,034
Grindrod Ltd.	17,500	18,496
Growthpoint Properties Ltd.	19,600	42,949
Harmony Gold Mining Co. Ltd.	8,390	7,959
Impala Platinum Holdings Ltd.	7,674	27,608
Imperial Holdings Ltd.	1,900	25,563
Kumba Iron Ore Ltd.#	1,560	13,391
Liberty Holdings Ltd.	3,300	37,095
Life Healthcare Group Holdings Ltd.	10,800	31,938
Lonmin PLC	3,906	3,181
Massmart Holdings Ltd.	1,574	16,735
Mediclinic International Ltd.	10,200	90,839
MMI Holdings Ltd.	22,679	52,797
Mondi Ltd.	2,200	52,656
Mr. Price Group Ltd.	2,100	41,866
MTN Group Ltd.	34,400	573,775
Murray & Roberts Holdings Ltd.*	26,380	27,068
Nampak Ltd.	5,000	12,608
Naspers Ltd.	3,771	527,631
Nedbank Group Ltd.#	2,600	51,886
Netcare Ltd.	26,000	83,013

Description	Number of Shares	Value
Pick n Pay Stores Ltd.#	8,300	$38,796
PPC Ltd.#	10,921	19,433
Remgro Ltd.	5,090	105,415
Reunert Ltd.	3,450	17,263
RMB Holdings Ltd.	7,800	42,144
RMI Holdings	17,600	61,703
Sanlam Ltd.	19,700	104,058
Sasol Ltd.	8,875	307,848
Shoprite Holdings Ltd.	8,120	107,965
Sibanye Gold Ltd.	14,690	19,335
SPAR Group Limited	3,100	48,489
Standard Bank Group Ltd.	13,540	162,991
Steinhoff International Holdings Ltd.	15,300	92,609
Tiger Brands Ltd.	4,090	92,106
Truworths International Ltd.	4,900	33,137
Vodacom Group Ltd.	6,700	77,623
Wilson Bayly Holmes-Ovcon Ltd.	4,800	36,229
Woolworths Holdings Ltd.	7,280	57,151

TOTAL SOUTH AFRICA		$3,976,164
SOUTH KOREA – 0.9%
Amorepacific Corp.††	400	140,495
BS Financial Group, Inc.	3,400	39,952
Celltrion, Inc.	2,762	183,874
Coway Co. Ltd.	210	17,552
Daewoo Engineering & Construction Co. Ltd.*	4,364	25,733
Doosan Heavy Industries & Construction Co. Ltd.	1,030	17,693
E-Mart Co. Ltd.	421	85,988
Green Cross Corp.	337	63,359
Green Cross Holdings Corp.	2,178	76,406
GS Holdings	1,300	50,438
Hana Financial Group, Inc.	2,898	72,193
Hyosung Corp.	550	66,979
Hyundai Department Store Co. Ltd.	430	54,202
Hyundai Glovis Co. Ltd.	270	44,994
Hyundai Heavy Industries Co. Ltd.	297	24,620
Hyundai Mobis	363	66,231
Hyundai Motor Co.	990	126,061
Hyundai Steel Co.	690	34,437
KB Financial Group, Inc.	2,873	90,353
KCC Corp.	35	14,641
Kia Motors Corp.	1,355	50,835
KJB Financial Group Co. Ltd.	190	1,234
Korea Electric Power Corp.	2,500	108,747
Korea Zinc Co. Ltd.	200	84,092
Korean Air Lines Co. Ltd.*	644	19,318

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     31

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
KT Corp.	1,531	$40,036
KT&G Corp.	1,270	119,386
LG Chem Ltd.	418	89,305
LG Corp.	1,030	51,053
LG Display Co. Ltd.*	2,660	50,238
LG Electronics, Inc.	770	26,716
LG Household & Health Care Ltd.	150	109,858
LG Uplus Corp.	2,560	25,269
Lotte Chemical Corp.	380	84,596
Lotte Shopping Co. Ltd.	190	40,918
Macquarie Korea Infrastructure Fund	5,769	38,948
Medy-Tox, Inc.	218	99,168
Naturalendo Tech Co. Ltd.	863	17,405
NHN Corp.	197	88,049
OCI Co. Ltd.*	270	22,382
POSCO	720	120,908
Samsung C&T Corp.	850	41,114
Samsung Card Co. Ltd.	1,000	32,987
Samsung Electronics Co. Ltd. GDR	545	551,916
Samsung Fire & Marine Insurance Co. Ltd.	380	90,929
Samsung Heavy Industries Co. Ltd.	1,680	19,813
Samsung Life Insurance Co. Ltd.	1,300	118,874
Samsung Sdi Co. Ltd. Krw5000 0640	393	28,816
Shinhan Financial Group Co. Ltd.	4,050	145,366
SK Holdings Co. Ltd.	320	61,657
SK Hynix, Inc.*	2,590	82,117
SK Innovation Co. Ltd.	600	51,019
SK Telecom Co. Ltd.	520	110,875
S-Oil Corp.	740	39,651
ViroMed Co. Ltd.	658	98,856
Woori Bank	2,508	20,447
Woori Investment & Securities Co. Ltd.	2,868	26,593
Yuhan Corp.	339	78,076

TOTAL SOUTH KOREA		$4,183,768
SPAIN – 2.4%
ACS Actividades de Construccion y Servicios SA	3,100	104,010
Amadeus IT Holding SA#	92,718	4,043,570
Banco Bilbao Vizcaya Argentaria SA	338,757	3,427,974
Banco de Sabadell SA	80,671	183,750
Banco Popular Espanol SA	28,261	129,706
Banco Santander SA	201,947	1,393,716
CaixaBank	9,270	41,324
Cemex Latam Holdings SA	4,828	21,190
Gamesa Corp. Tecnologica SA*	7,639	120,935
Iberdrola SA	147,560	1,041,058
Mapfre SA	166,905	536,346

Description	Number of Shares	Value
Repsol SA#	32,175	$540,643

TOTAL SPAIN		$11,584,222
SWEDEN – 2.3%
Atlas Copco AB Class A	85,469	2,336,174
Boliden AB	17,911	330,741
Hexpol AB	20,300	217,784
Holmen AB	346	9,875
Investor AB	48,069	1,854,948
Meda AB	39,882	650,927
Mycronic AB	42,500	268,496
Nordea Bank AB	41,621	518,649
Saab AB#	8,200	197,996
Sandvik AB	96,012	970,498
Securitas AB Class B	17,400	249,501
Skandinaviska Enskilda Banken AB	47,291	570,118
SSAB AB Class A*	3,828	18,238
SSAB AB Class B#,*	1,865	7,750
Svenska Cellulosa AB	11,459	326,233
Svenska Handelsbanken Class A	8,194	125,378
Swedbank AB	6,171	144,640
Tele2 AB	6,995	72,774
Telefonaktiebolaget LM Ericsson ADR	5,941	63,747
Telefonaktiebolaget LM Ericsson Class B	33,747	361,069
TeliaSonera AB	104,492	635,304
Volvo AB	111,479	1,319,385

TOTAL SWEDEN		$11,250,225
SWITZERLAND – 9.4%
ABB Ltd.	64,807	1,316,528
Actelion Ltd.	28,271	4,180,820
Adecco SA	3,459	288,697
Aryzta AG	2,060	104,610
Baloise Holding AG	3,851	490,989
Bucher Industries AG#	1,000	243,610
Cembra Money Bank AG	5,100	310,338
Cie Financiere Richemont SA	31,460	2,715,269
Clariant AG	6,591	131,506
Credit Suisse Group AG	40,902	1,205,515
Dufry AG	297	41,217
Forbo Holdings AG	134	163,357
Helvetia Holding AG	600	329,711
Holcim Ltd.	32,544	2,265,164
Julius Baer Group Ltd.*	2,140	118,372
Lonza Group AG	811	117,584
Nestle SA*	34,145	2,586,582
Novartis AG*	86,033	8,938,956
OC Oerlikon Corp. AG	1,761	21,596

July 31, 2015 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Pargesa Holding SA	3,700	$249,079
Rieter Holding AG#	960	144,750
Roche Holding AG	27,474	7,935,417
Sulzer AG#	391	40,140
Swatch Group AG#	3,978	1,712,973
Swatch Group Ag/The	237	19,425
Swiss Life Holding AG	2,695	636,448
Swiss Re AG	10,012	901,422
Syngenta AG	7,569	3,117,523
U-Blox AG#	3,388	717,710
UBS Group AG	151,460	3,487,514
Zurich Financial Services AG	4,950	1,507,591

TOTAL SWITZERLAND		$46,040,413
TAIWAN – 0.8%
Acer, Inc.*	80,222	33,287
Advanced Semiconductor Engineering, Inc.	37,804	43,705
Asia Cement Corp.	43,020	47,215
Asustek Computer, Inc.	4,700	42,428
AU Optronics Corp.	147,126	47,067
Catcher Technology Co. Ltd.	9,438	104,031
Cathay Financial Holding Co. Ltd.	68,479	110,620
Chang Hwa Commercial Bank	34,283	19,166
Cheng Shin Rubber Industry Co. Ltd.	26,358	50,927
China Development Financial Holding Corp.	192,750	63,494
China Steel Corp.	130,232	93,225
Chunghwa Telecom Co. Ltd.	47,024	145,966
Compal Electronics, Inc.	59,736	40,301
CTBC Financial Holding Co. Ltd.	154,622	112,153
Delta Electronics, Inc.	9,888	48,702
D-Link Corp.	38,604	12,350
E.Sun Financial Holding Co. Ltd.	54,250	32,992
Eva Airways Corp.*	31,000	22,387
Far Eastern Department Stores Co. Ltd.	70,264	39,726
Far Eastern New Century Corp.	61,475	58,026
Far EasTone Telecommunications Co. Ltd.	42,000	98,310
First Financial Holding Co. Ltd.	104,859	56,462
Formosa Chemicals & Fibre Corp.	37,198	88,130
Formosa Petrochemical Corp.	28,990	68,408
Formosa Plastics Corp.	51,601	114,409
Foxconn Technology Co. Ltd.	21,994	66,878
Fubon Financial Holding Co. Ltd.	71,314	130,107
Giant Manufacturing Co. Ltd.	3,000	25,323
Hon Hai Precision Industry Co. Ltd.	65,675	188,674
Hotai Motor Co. Ltd.	7,000	89,796
HTC Corp.	9,465	20,776
Hua Nan Financial Holdings Co. Ltd.	74,898	42,583
Innolux Corp.	53,624	18,683

Description	Number of Shares	Value
Largan Precision Co. Ltd.	1,000	$101,516
Lite-On Technology Corp.	34,401	37,810
MediaTek, Inc.	11,082	116,536
Mega Financial Holding Co. Ltd.	76,175	65,145
Nan Kang Rubber Tire Co. Ltd.	15,599	13,884
Nan Ya Plastics Corp.	55,597	113,584
Novatek Microelectronics Corp.	10,145	36,793
Pou Chen Corp.	37,157	52,726
President Chain Store Corp.	7,496	54,490
Quanta Computer, Inc.	16,571	32,017
Realtek Semiconductor Corp.	14,315	28,157
Shin Kong Financial Holding Co. Ltd.	72,165	21,120
Siliconware Precision Industries Co.	36,000	40,765
SinoPac Financial Holdings Co. Ltd.	73,546	31,332
Synnex Technology International Corp.	23,941	28,854
Tainan Spinning Co. Ltd.	119,805	55,403
Taishin Financial Holding Co. Ltd.	124,182	49,167
Taiwan Cement Corp.	32,057	34,726
Taiwan Cooperative Financial Holding Co. Ltd.	46,033	23,110
Taiwan Fertilizer Co. Ltd.	16,000	23,414
Taiwan Mobile Co. Ltd.	27,874	92,261
Taiwan Semiconductor Manufacturing Co. Ltd.	95,911	423,787
Tatung Co. Ltd.*	245,916	45,333
Teco Electric & Machinery	50,000	39,197
TSRC Corp.	19,635	13,651
Tung Ho Steel Enterprise Corp.	37,476	23,266
Uni-President Enterprises Corp.	81,360	143,282
United Microelectronics Corp.	110,000	39,197
Walsin Lihwa Corp.*	120,000	26,530
Wistron Corp.	34,294	22,431
Yuanta Financial Holding Co. Ltd.	106,776	50,731
Yulon Motor Co. Ltd.	49,640	48,427
Zinwell Corp.	22,435	24,161

TOTAL TAIWAN		$4,129,110
THAILAND – 0.4%
Advanced Info Service PCL	15,100	107,107
Airports of Thailand PCL	7,000	58,391
Bangkok Bank PCL	12,100	56,990
Bangkok Dusit Med Service	89,000	50,756
Bangkok Expressway PCL	24,400	26,307
Banpu Public Co. Ltd.	29,000	20,570
BEC World PCL	18,000	18,386
Berli Jucker PCL	60,600	57,170
Big C Supercenter PCL	5,400	28,115
BTS Group Holdings PCL	134,400	37,561
Bumrungrad Hospital PCL	16,000	92,609

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     33

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Central Pattana PCL	15,100	$20,243
Charoen Pokphand Foods PCL	91,300	54,140
CP ALL PCL	60,600	82,531
Electricity Generating PCL	8,600	37,455
Glow Energy PCL	9,100	23,044
Hana Microelectronics PCL	113,100	104,291
Indorama Ventures PCL	46,100	34,662
Intouch Holdings PCL Class F	17,200	39,895
IRPC PCL	269,900	32,163
Kasikornbank PCL	6,600	33,426
Krung Thai Bank PCL	93,750	46,549
PTT Exploration & Production PCL	26,409	70,059
PTT Global Chemical PCL	24,800	43,450
PTT Global Chemical PCL (Foreign)	1,681	2,945
PTT PCL	13,500	124,869
Ratchaburi Electricity Generating Holding PCL	19,500	29,738
Siam Cement PCL	4,700	70,677
Siam City Cement PCL	1,000	10,384
Siam Commercial Bank PCL	8,600	37,089
Thai Beverage PCL	142,569	78,463
Thai Oil PCL	15,800	21,630
Thai Union Frozen Products (Foreign)	82,656	44,324
TMB Bank PCL	703,000	46,674
Total Access Communication PCL	18,100	36,077
True Corp. PCL*	255,525	78,300

TOTAL THAILAND		$1,757,040
TUNISIA – 0.0%**
Banque de Tunisie	7,750	41,464
Carthage Cement*	21,000	16,203
Ennakl	4,230	23,383
Poulina Group Holding	7,600	20,910
Soc Tunisienne D’Assur Reass*	230	20,898
Societe D’Articles Hygieniques	6,910	37,181
Societe Moderne de Ceramique	11,100	16,227
Tunisie Profiles Aluminium	7,500	15,076

TOTAL TUNISIA		$191,342
TURKEY – 0.4%
Akbank TAS	41,103	110,059
Akenerji Elektrik Uretim AS*	1	—
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,363	34,245
Arcelik AS	16,998	89,557
BIM Birlesik Magazalar AS	6,720	113,976
Coca-Cola Icecek AS	2,500	35,906
Dogan Sirketler Grubu Holding AS#,*	85,907	17,051

Description	Number of Shares	Value
Dogus Otomotiv Servis ve Ticaret AS	6,600	$38,227
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	37,200	34,903
Enka Insaat ve Sanayi AS	34,950	63,314
Eregli Demir ve Celik Fabrikalari TAS	72,356	108,622
Ford Otomotiv Sanayi A.S.	4,698	55,947
Haci Omer Sabanci Holding AS	16,548	56,611
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	89,334	47,712
KOC Holding AS	25,028	111,090
Koza Altin Isletmeleri AS	2,800	23,492
Petkim Petrokimya Holding AS*	16,518	24,797
TAV Havalimanlari Holding AS	5,400	41,117
Tekfen Holding AS	18,500	28,173
Tofas Turk Otomobil Fabrikasi AS	8,221	53,845
Tupras Turkiye Petrol Rafinerileri AS	5,636	146,437
Turk Hava Yollari	22,042	71,827
Turk Telekomunikasyon AS	25,727	63,874
Turkcell Iletisim Hizmetleri AS*	35,168	161,176
Turkiye Garanti Bankasi AS	41,123	121,688
Turkiye Halk Bankasi AS	13,054	57,000
Turkiye Is Bankasi	30,292	59,030
Turkiye Sinai Kalkinma Bankasi AS	47,031	29,531
Turkiye Vakiflar Bankasi Tao	22,040	33,246
Ulker Biskuvi Sanayi AS	5,481	30,460
Yapi ve Kredi Bankasi AS	15,178	20,868
Yazicilar Holding AS#	6,080	43,662

TOTAL TURKEY		$1,927,443
UKRAINE – 0.0%**
Astarta Holding NV*	3,855	36,413
Avangardco Investments Public Ltd. GDR	5,322	5,588
Ferrexpo PLC	36,650	33,053
MHP SA GDR	4,100	41,000

TOTAL UKRAINE		$116,054
UNITED ARAB EMIRATES – 0.2%
Abu Dhabi Commercial Bank PJSC††	49,070	110,625
Abu Dhabi National Hotels	32,000	25,267
Air Arabia PJSC	210,900	92,451
Aldar Properties PJSC	73,140	53,569
Arabtec Holding Co.*	113,883	73,798
DP World Ltd.	7,100	161,525
Dubai Financial Market	56,800	29,848
Emaar Properties PJSC	71,056	152,840
First Gulf Bank PJSC	25,223	106,448
National Bank of Abu Dhabi PJSC††	28,649	83,465
Ras Al Khaimah Ceramics	45,200	43,320

July 31, 2015 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Union National Bank PJSC	19,982	$38,356

TOTAL UNITED ARAB EMIRATES		$971,512
UNITED KINGDOM – 12.6%
3i Group PLC	569,254	4,920,467
Abcam PLC	35,500	324,315
Alent PLC	34	252
Anglo American PLC	45,407	575,219
AstraZeneca PLC	4,500	303,584
Auto Trader Group PLC*,Ω	57,300	303,613
Aviva PLC	36,221	294,134
BAE Systems PLC	110,400	827,892
Barclays PLC	86,500	390,321
Barclays PLC ADR#	64,484	1,159,422
Barratt Developments PLC	42,827	424,692
Beazley PLC	61,000	321,885
Berkeley Group Holdings PLC	9,600	505,074
Betfair Group PLC	8,800	382,591
BP PLC	120,500	744,151
BP PLC ADR	58,795	2,173,651
BT Group PLC	51,900	376,434
Carnival PLC ADR ADR#	1,057	58,494
Centrica PLC	127,600	531,044
Chemring Group PLC	46,900	172,849
Computacenter PLC	14,558	172,668
Crest Nicholson Holdings PLC	50,300	428,887
Dairy Crest Group PLC#	13,900	125,466
Debenhams PLC	148,800	204,140
Diageo PLC	101,591	2,839,027
Dialog Semiconductor PLC	13,000	647,045
Direct Line Insurance Group PLC	42,350	241,991
Domino’s Pizza Group PLC	26,500	371,418
DS Smith PLC*	33,800	211,398
GlaxoSmithKline PLC	20,500	446,912
Glencore Xstrata PLC	362,058	1,176,045
Greggs PLC*	12,700	268,736
Howden Joinery Group PLC	23,900	184,974
HSBC Holdings PLC (0540528)	72,100	652,711
HSBC Holdings PLC, ADR (404280406)	32,242	1,453,147
Indivior PLC	126,708	521,989
Investec PLC	3,817	34,901
ITV PLC	1,032,693	4,526,851
J Sainsbury PLC#	113,816	470,834
JD Sports Fashion PLC	14,100	177,255
John Wood Group PLC	11,500	112,333
Kingfisher PLC	37,797	212,905
Kuwait Finance House	29,832	62,078

Description	Number of Shares	Value
Lloyds Banking Group PLC*	2,665,144	$3,462,794
Lloyds Banking Group PLC ADR#	74,655	392,685
Mitie Group PLC	30,500	153,369
Mondi PLC	18,800	452,128
National Industries Group, Class H	58,170	33,816
Old Mutual PLC	105,300	348,780
Premier Foods PLC*	201,280	124,160
Reckitt Benckiser Group PLC	72,468	6,958,784
Redrow PLC#	64,400	468,958
Rexam PLC	55,647	483,604
Rightmove PLC*	9,300	529,229
Rolls-Royce Holdings*	28,630,332	44,710
Rolls-Royce Holdings PLC	230,254	2,855,027
Royal Bank of Scotland Group PLC ADR*	9,368	99,863
Royal Dutch Shell PLC	3,443	98,932
Royal Dutch Shell PLC ADR (780259107)	15,596	906,907
Royal Dutch Shell PLC ADR (780259206)	8,283	476,107
Royal Dutch Shell PLC Class B	35,900	1,043,054
Shire PLC	81,462	7,225,801
Standard Chartered PLC	168,600	2,580,803
Tate & Lyle PLC	27,400	233,201
Vedanta Resources PLC	2,533	15,795
Vesuvius PLC	33,100	211,466
Vodafone Group PLC	264,151	997,656
Vodafone Group PLC ADR	23,770	898,031
WM Morrison Supermarkets PLC#	164,129	467,768

TOTAL UNITED KINGDOM		$61,897,223
UNITED STATES – 2.5%
Citigroup Global Markets Holdings, Inc. (17307T357)*	207,945	160,478
Citigroup Global Markets Holdings, Inc./United States*	7,900	73,585
Citigroup, Inc. (17307T316)*	40,000	36,994
Citigroup, Inc. (17307T324)*	16,065	22,552
Freeport-McMoRan Copper & Gold, Inc.	68,877	809,305
Jazz Pharmaceuticals PLC*	24,806	4,768,705
Las Vegas Sands Corp.	51,162	2,867,118
Schlumberger Ltd.	25,549	2,115,968
Wynn Resorts Ltd.	16,222	1,674,597

TOTAL UNITED STATES		$12,529,302

TOTAL COMMON STOCKS (COST $417,418,583)		$460,537,981
INVESTMENT COMPANIES – 0.9%
DFA International Small Cap Value Portfolio	303	6,097
Vanguard FTSE Developed Markets ETF#	113,609	4,570,490

TOTAL INVESTMENT COMPANIES (COST $4,575,815)		$4,576,587

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     35

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
PREFERRED STOCKS – 1.0%
BRAZIL – 0.5%
AES Tiete SA	3,080	$16,345
Alpargatas SA	10,197	23,140
Banco Bradesco SA	142,459	1,131,284
Bradespar SA	2,600	7,396
Braskem SA	3,300	11,999
Cia Brasileira de Distribuicao Grupo Pao de Acucar	823	17,890
Cia Energetica de Minas Gerais	12,676	34,689
Cia Energetica de Sao Paulo	5,900	32,671
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,760	25,385
Gerdau SA	13,300	22,918
Itau Unibanco Holding SA	21,586	188,691
Itausa – Investimentos Itau SA	32,610	79,240
Lojas Americanas SA	11,727	58,670
Marcopolo SA	20,400	13,703
Metalurgica Gerdau SA	3,500	3,547
Oi SA	20,420	28,328
Petroleo Brasileiro SA	89,659	275,475
Telefonica Brasil SA	12,810	168,358
Usinas Siderurgicas de Minas Gerais SA*	19,100	22,090
Vale SA	48,141	204,293

TOTAL BRAZIL		$2,366,112
CHILE – 0.0%**
Embotelladora Andina SA	10,300	29,265
Sociedad Quimica y Minera de Chile SA	3,740	50,975

TOTAL CHILE		$80,240
COLOMBIA – 0.1%
Avianca Holdings SA	23,964	25,961
Grupo Argos SA	2,418	13,887
Grupo Aval Acciones y Valores	147,700	63,593
Grupo de Inv Suramericana	3,598	45,725

TOTAL COLOMBIA		$149,166
CROATIA – 0.0%**
Adris Grupa DD	1,559	91,596
GERMANY – 0.4%
Bayerische Motoren Werke AG	335	26,218
Porsche Automobil Holding SE	1,094	82,290
Volkswagen AG	9,415	1,886,019

TOTAL GERMANY		$1,994,527
PHILIPPINES – 0.0%**
Ayala Land Voting††	178,200	390

Description	Number of Shares	Value
RUSSIA – 0.0%**
Surgutneftegas OAO ADR	9,400	$57,434
TOTAL PREFERRED STOCKS (COST $6,740,898)		$4,739,465
MONEY MARKET FUND – 2.3%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	11,409,981	11,409,981

TOTAL MONEY MARKET FUND (COST $11,409,981)		$11,409,981
RIGHTS – 0.0%**
KUWAIT – 0.0%**
Burgan Bank	1,853	—
TAIWAN – 0.0%**
First Financial Holding Co.	12,760	930
TUNISIA – 0.0%**
Societe D’Articles Hygieniques	2,800	881

TOTAL RIGHTS (COST $0)		$1,811
CALL WARRANTS – 0.8%
Citigroup Global Markets –
Boubyan Petrochemicals Co., Expire 3/24/16*	37,700	70,979
Citigroup Global, Expire 3/24/2016*	45,500	127,746
DG Khan Cement Co. Ltd., Expire 1/17/17*,Ω	22,943	34,317
Engro Corp. Ltd., Expire 1/17/17Ω	9,300	29,574
Fauji Fertilizer Co. Ltd., Expire 1/17/17*,Ω	37,000	53,380
Hub Power Co Ltd./The, Expire 1/17/17*,Ω	69,299	67,981
MCB Bank Ltd., Expire 1/15/16*,Ω	19,051	51,888
Merrill Lynch International & Co., Expire 5/22/19*	1,340	65,773
Mobile Telecommunications Co., Expire 3/24/16*	136,400	186,973
Nishat Mills Ltd., Expire 1/17/17*,Ω	41,400	46,568
Pakistan State Oil Co. Ltd., Expire 1/17/17*,Ω	13,090	47,703
United Bank Ltd., Expire 01/17/17Ω	16,600	29,880
JPMorgan Chase Bank NA – HAGL JSC, Expires 8/27/19Ω	65,348	51,816
Hoa Phat Group JSC, Expires 2/24/20Ω	39,336	58,595
Masan Group Corp., Expire 7/07/16*	27,330	112,053
Saudi Pharmaceutical Industries Ltd., Expire 9/24/15*	1,988	22,667
Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/16*	80,698	83,119
Vingroup JSC, Expire 7/31/19*,Ω	42,276	82,862
Merrill Lynch International & Co. –
ABB India Ltd., Expire 6/05/17*	2,560	55,320

July 31, 2015 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Axis Bank Ltd., Expire 3/16/20*,Ω	12,800	$114,803
Bharti Airtel Ltd., Expire 2/08/16*	26,300	172,170
Cairn India Ltd., Expire 11/14/16*	8,870	23,969
Cipla Ltd., Expire 9/09/15*	4,300	47,572
Coal India Ltd., Expire 11/02/15*	7,780	53,449
Colgate-Palmolive India Ltd., Expire 8/10/17*	900	27,660
DLF Ltd., Expire 2/01/16*	11,800	21,176
Dr. Reddy’s Laboratories Ltd., Expire 12/17/15*	1,400	89,267
Essar Oil Ltd., Expire 3/27/17*	23,290	70,014
HCL Technologies Ltd., Expire 8/17/15*	7,000	109,600
Hero Motocorp Ltd., Expire 4/18/16*	900	37,719
Hindustan Unilever Ltd., Expire 12/14/15*	9,900	142,549
Housing Development Finance Corp., Expire 8/19/15*	15,300	319,190
Idea Cellular Ltd., Expire 2/14/17*	24,300	65,734
Indian Oil Corp. Ltd., Expire 7/29/16*	9,400	63,606
Jindal Steel & Power Ltd., Expire 10/8/15*	9,510	11,629
Kotak Mahindra Bank Ltd., Expire 3/27/17*	15,600	169,343
Mahindra & Mahindra Ltd., Expire 12/10/15*	4,400	93,205
Maruti Suzuki India Ltd., Expire 11/30/15*	1,000	67,601
Nestle India Ltd., Expire 9/17/15*	570	56,597
Oil & Natural Gas Corp. Ltd., Expire 2/28/16*	21,500	91,338
Piramal Enterprises Ltd., Expire 1/19/18*	4,505	64,457
Power Grid Corp. of India Ltd., Expire 3/27/17*	36,900	81,678
Ranbaxy Laboratories Ltd., Expire 10/26/15*	5,000	67,156
Reliance Capital Ltd., Expire 8/30/16*	7,700	46,802
Reliance Communications Ltd.,
Expire 12/28/15* Reliance Infrastructure Ltd., Expire 2/11/16*	16,729 4,900	18,382 31,704
Reliance Power Ltd., Expire 3/27/17*	23,200	15,393
Steel Authority, Expire 5/30/18*	32,680	28,432
Sun Pharmaceuticals Industries Ltd., Expire 7/27/18	12,000	154,001
Suzlon Energy Ltd., Expire 8/15/15*	163,300	55,816
Tata Consultancy Services Ltd., Expire 12/14/15*	5,840	228,931
Tata Power Co. Ltd., Expire 9/17/15*	33,500	35,775
United Spirits Ltd., Expire 1/13/16*	1,200	69,540

TOTAL CALL WARRANTS (COST $3,198,256)		$4,025,452
CERTIFICATES – 0.3%
Citigroup Global Markets –
Bank Alfalah Ltd., Expire 1/15/16*,Ω	65,000	18,061
Citi Agility, Expire 3/24/16	30,345	65,150
Commercial Bank of Kuwait, Expire 3/17/17*	21,312	42,237

Description	Number of Shares	Value
Kuwait Finance House	12,200	$25,387
Lucky Cement Ltd., Expire 1/15/16*,Ω	8,363	45,658
National Bank of Pakistan, Expire 1/15/16*,Ω	55,000	30,873
National Industries Group Holdings, Expire 3/24/16	40,700	23,660
Oil & Gas Development Co. Ltd., Expire 1/15/16*,Ω	32,300	51,712
Pakistan Telecommunication Co. Ltd., Expire 1/15/16*,Ω	91,800	19,943
SUI Southern Gas Co. Ltd., Expire 1/15/16*,Ω	91,500	49,933
HSBC Bank PLC –
Aditya Birla Nuvo Ltd., Expire 6/30/16	880	30,190
Agility Public Warehousing K.S.C., Expire 10/17/16*	20,947	44,973
Ahli United Bank BSC, Expire 11/24/17	81,033	57,814
Al Rajhi Bank, Expire 1/22/18	3,575	62,172
Alinma Bank, Expire 1/22/18	4,730	28,403
Ambuja Cements Ltd., Expire 10/30/15	8,400	30,433
Arab National Bank, Expire 5/12/17	4,380	39,125
Asian Paints Ltd., Expire 3/10/16	4,850	66,776
Etihad Etisalat, Expire 11/20/17	2,000	18,032
HDFC Bank Limited	5,000	86,688
HSBC Bank PLC	2,070	51,747
Jarir Marketing Co., Expire 1/22/18	495	27,911
National Industrialization, Expire 10/31/16	2,850	13,839
NTPC Ltd., Expire 3/10/16	15,781	33,239
Samba Financial Group, Expire 6/02/27	3,888	27,619
Saudi Arabian Fertilizer Co., Expire 7/31/17	1,032	31,921
Saudi Basic Industries Corp., Expire 1/15/18	1,830	47,225
Saudi Cement, Expire 7/20/18	960	22,629
Saudi Electricity Co., Expire 1/22/18	5,670	27,638
Saudi Industry Investment Group, Expire 9/27/17	3,310	23,416
Saudi Kayan Petrochemical Co., Expire 1/22/18	5,500	15,942
Saudi Telecom Co., Expire 4/23/18	1,200	21,938
Savola, Expire 2/06/17	1,870	34,650
Sultan, Expire 7/20/18	100,000	26,755
Vedanta Ltd., Expire 6/30/16	19,080	38,759
JPMorgan Chase Bank NA –
PetroVietnam Drilling & Well Services JSC, Expire 9/6/16*,Ω	34,709	69,419
Petrovietnam Fret & Chemical, Expire 3/24/16	27,480	39,675
PetroVietnam Technical Service Corp., Expire 9/6/16Ω	37,600	44,462
Pha Lai Therma, Expire 11/07/18*	38,600	38,745

TOTAL CERTIFICATES (COST $1,482,538)		$1,474,749

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     37

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.6%
FRANCE – 0.6%
Unibail-Rodamco SE	11,137	$2,963,621
NIGERIA – 0.0%**
Afriland Properties PLC*,††	24,606	—

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $2,557,845)		$2,963,621

TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $447,383,916)		$489,729,647

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.4%
REPURCHASE AGREEMENTS – 2.4%
Citigroup Global Markets, Inc., 0.16%, dated 7/31/15, due 8/03/15, repurchase price $2,272,264, collateralized by U.S. Government & Treasury Securities 0.00% to 7.00%, maturing 4/30/16 to 9/01/47; total market value of $2,317,679.	$2,272,234	$2,272,234
Daiwa Capital Markets America, 0.16%, dated 7/31/15, due 8/03/15, repurchase price $2,272,264, collateralized by U.S. Government & Treasury Securities 0.00% to 9.88%, maturing 9/03/15 to 3/01/48; total market value of $2,317,679.	2,272,234	2,272,234
HSBC Securities USA, Inc., 0.14%, dated 7/31/15, due 8/03/15, repurchase price $2,272,261, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 8/01/22 to 8/01/48; total market value of $2,317,680.	2,272,234	2,272,234

Description	Par Value	Value
ING Financial Markets LLC, 0.14%, dated 7/31/15, due 8/03/15, repurchase price $2,272,261, collateralized by U.S. Government Securities 1.20% to 5.39%, maturing 12/01/20 to 7/01/45; total market value of $2,317,679.	$2,272,234	$2,272,234
Nomura Securities Internal, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $2,272,262, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 8/15/50 to 6/20/65; total market value of $2,317,679.	2,272,234	2,272,234
Royal Bank of Scotland PLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $597,919, collateralized by U.S. Treasury Securities 0.09% to 3.63%, maturing 9/30/15 to 2/15/44; total market value of $609,870.	597,912	597,912

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $11,959,082)		$11,959,082

TOTAL INVESTMENTS – 101.9% (COST $459,342,998)		$501,688,729
COLLATERAL FOR SECURITIES ON LOAN – (2.4%)		(11,959,082)
OTHER ASSETS LESS LIABILITIES – 0.5%		2,390,136

TOTAL NET ASSETS – 100.0%		$492,119,783

Cost of investments for Federal income tax purposes is $467,755,328.The net unrealized appreciation/(depreciation) of investments was $33,933,401. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $81,387,110 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,453,709.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2015 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Argentina	$433,321	$—	$—	$433,321
Australia	11,413,335	470,689	—	11,884,024
Austria	2,234,589	—	—	2,234,589
Bahrain	133,820	—	—	133,820
Belgium	4,638,182	—	—	4,638,182
Bermuda	51,731	—	—	51,731
Botswana	460,808	—	—	460,808
Brazil	3,076,964	—	—	3,076,964
Bulgaria	65,389	—	—	65,389
Canada	16,909,784	56,507	—	16,966,291
Chile	1,775,621	—	—	1,775,621
China	18,114,610	415,872	—	18,530,482
Colombia	2,646,328	—	—	2,646,328
Croatia	459,248	—	—	459,248
Czech Republic	892,862	—	—	892,862
Denmark	7,658,208	—	—	7,658,208
Egypt	990,928	—	—	990,928
Estonia	462,784	—	—	462,784
Finland	2,841,041	—	—	2,841,041
France	39,558,992	—	—	39,558,992
Germany	35,466,241	—	—	35,466,241
Ghana	316,031	—	—	316,031
Greece	878,488	—	—	878,488
Hong Kong	3,170,433	452,330	—	3,622,763
Hungary	1,003,204	—	—	1,003,204
India	1,374,276	—	—	1,374,276
Indonesia	1,687,614	—	—	1,687,614
Ireland	10,002,975	—	—	10,002,975
Israel	1,353,952	—	—	1,353,952
Italy	7,618,063	—	—	7,618,063
Japan	82,410,385	—	—	82,410,385
Jordan	717,915	—	—	717,915
Kazakhstan	448,866	—	—	448,866
Kenya	422,480	—	—	422,480
Latvia	15,309	—	—	15,309
Lebanon	220,643	—	—	220,643
Lithuania	162,833	14,967	—	177,800
Luxembourg	18,448	—	—	18,448
Malaysia	2,337,597	12,212	—	2,349,809
Mauritius	534,405	—	—	534,405
Mexico	3,718,771	—	—	3,718,771
Morocco	514,816	—	—	514,816
Netherlands	10,497,623	—	—	10,497,623
New Zealand	50,109	—	—	50,109
Nigeria	503,628	—	—	503,628
Norway	1,258,707	—	—	1,258,707

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     39

Wilmington Multi-Manager International Fund (continued)

	Level 1	Level 2	Level 3	Total
Oman	$489,065	$26,726	$—	$515,791
Panama	176,816	—	—	176,816
Peru	884,423	—	—	884,423
Philippines	1,974,884	—	—	1,974,884
Poland	2,185,633	—	—	2,185,633
Portugal	70,426	—	—	70,426
Qatar	940,028	74,288	—	1,014,316
Romania	614,559	—	—	614,559
Russia	3,715,817	13,165	—	3,728,982
Singapore	5,394,748	—	—	5,394,748
Slovenia	478,651	—	—	478,651
South Africa	3,976,164	—	—	3,976,164
South Korea	4,043,273	140,495	—	4,183,768
Spain	11,584,222	—	—	11,584,222
Sweden	11,250,225	—	—	11,250,225
Switzerland	46,040,413	—	—	46,040,413
Taiwan	4,129,110	—	—	4,129,110
Thailand	1,757,040	—	—	1,757,040
Tunisia	191,342	—	—	191,342
Turkey	1,927,443	—	—	1,927,443
Ukraine	116,054	—	—	116,054
United Arab Emirates	777,422	194,090	—	971,512
United Kingdom	61,897,223	—	—	61,897,223
United States	12,529,302	—	—	12,529,302
Investment Companies	4,576,587	—	—	4,576,587
Preferred Stock
Brazil	2,366,112	—	—	2,366,112
Chile	80,240	—	—	80,240
Colombia	149,166	—	—	149,166
Croatia	91,596	—	—	91,596
Germany	1,994,527	—	—	1,994,527
Philippines	—	390	—	390
Russia	57,434	—	—	57,434
Money Market Fund	11,409,981	—	—	11,409,981
Rights
Kuwait	—	—	—	—
Taiwan	—	930	—	930
Tunisia	—	881	—	881
Call Warrants	4,025,452	—	—	4,025,452
Certificates	870,523	604,226	—	1,474,749
Real Estate Investment Trust
France	—	2,963,621	—	2,963,621
Nigeria	—	—	—	—
Repurchase Agreements	—	11,959,082	—	11,959,082

Total Investments in Securities	484,288,258	17,400,471	—	501,688,729

Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$1,275	$—	$1,275

Total Assets	$484,288,258	$17,401,746	$—	$501,690,004

July 31, 2015 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$(1,451)	$—	$(1,451)

Total Liabilities	$—	$(1,451)	$—	$(1,451)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2015, the value of these securities amounted to $1,871,731 representing 0.38% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015, these liquid restricted securities amounted to $1,577,161 representing 0.3% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

LLC – Limited Liability Corporation

MTN – Medium Term Note

PCL – Public Company Limited

PLC – Public Limited Company

At July 31, 2015, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/4/2015	Bank of New York	3,240 Moroccan Dirham	$331	$329	$(2)
8/5/2015	Bank of New York	64,720,005 Japanese Yen	522,186	522,234	48
8/5/2015	Bank of New York	117,985 Canadian Dollar	90,678	90,211	(467)
8/5/2015	Bank of New York	15,946 Australian Dollar	11,616	11,653	37
8/6/2015	Bank of New York	78,724 Australian Dollar	57,596	57,522	(74)
CONTRACTS SOLD
8/3/2015	Bank of New York	30,778,355 Japanese Yen	248,433	248,350	83
8/3/2015	Bank of New York	73,563 Euro	80,971	80,794	177
8/3/2015	Bank of New York	23,613 Euro	25,922	25,934	(12)
8/3/2015	Bank of New York	5,014 Euro	5,505	5,508	(3)
8/4/2015	Bank of New York	15,285,835 Japanese Yen	123,144	123,342	(198)
8/4/2015	Bank of New York	602,616 Swedish Krona	69,910	69,859	51
8/4/2015	Bank of New York	96,875 Euro	105,725	106,399	(674)
8/5/2015	Bank of New York	7,285,366 Japanese Yen	58,770	58,787	(17)
8/5/2015	Deutsche Bank	400,912 Euro	441,209	440,330	879
8/5/2015	Bank of New York	279,878 Hong Kong Dollar	36,103	36,103	—
8/5/2015	Bank of New York	5,026 Euro	5,517	5,521	(4)
NET UNREALIZED APPRECIATION
(DEPRECIATION) ON FORWARD
FOREIGN CURRENCY CONTRACTS					$(176)

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     41

Wilmington Multi-Manager International Fund (concluded)

At July 31, 2015, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/3/2015	Bank of New York	88,179 Euro	$96,222	$96,843	$621
8/3/2015	Bank of New York	69,055 Pound Sterling	107,631	107,840	209
8/3/2015	Bank of New York	44,822 Pound Sterling	69,963	69,996	33
8/4/2015	Bank of New York	205,497 Danish Krone	30,308	30,243	(65)
8/4/2015	Bank of New York	91,991 Pound Sterling	143,785	143,658	(127)
8/4/2015	Bank of New York	20,361 Euro	22,408	22,362	(46)
CONTRACTS SOLD
8/3/2015	Bank of New York	594,005 Swedish Krona	68,812	68,856	(44)
8/3/2015	Dexia Bank International	265,088 Hong Kong Dollar	34,192	34,195	(3)
8/3/2015	Bank of New York	22,380 Euro	24,453	24,579	(126)
8/3/2015	Bank of New York	19,492 Swiss Franc	20,087	20,172	(85)
8/3/2015	Dexia Bank International	13,439 Hong Kong Dollar	1,734	1,734	—
8/4/2015	Bank of New York	490,868 Hong Kong Dollar	63,297	63,319	(22)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ON
FOREIGN EXCHANGE
CONTRACTS					$345

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Multi-Manager Alternatives Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 27.4%
BIOTECHNOLOGY – 1.6%
AMAG Pharmaceuticals, Inc.*	2,548	$162,817
Celgene Corp.*	4,060	532,875
Coherus Biosciences, Inc.*	5,900	206,972
Exact Sciences Corp.*	13,760	331,203
Otonomy, Inc.*,✓	13,563	349,519
Portola Pharmaceuticals, Inc.*	10,170	502,805
Radius Health, Inc.*	7,692	602,437
Raptor Pharmaceutical Corp.*	5,809	82,720
Sarepta Therapeutics, Inc.*	5,511	175,911

TOTAL BIOTECHNOLOGY		$2,947,259
CHEMICALS – 0.4%
Boulevard Acquisition Corp.	69,000	828,000
COMMERCIAL BANKS – 1.6%
CIT Group, Inc.✓	65,029	3,058,964
COMPUTERS & PERIPHERALS – 1.0%
Apple, Inc.✓	15,811	1,917,874
CONSTRUCTION MATERIALS – 0.6%
Vulcan Materials Co.	12,594	1,146,306
DIVERSIFIED CONSUMER SERVICES – 1.2%
H&R Block, Inc.	54,007	1,797,893
Service Corp. International✓	13,823	421,740

TOTAL DIVERSIFIED CONSUMER SERVICES		$2,219,633
DIVERSIFIED FINANCIAL SERVICES – 0.5%
Bank of America Corp.	53,311	953,201
HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%
ABIOMED, Inc.*,✓	4,598	356,161
Boston Scientific Corp.*	22,548	390,982
Edwards Lifesciences Corp.*,✓	2,623	399,116
Globus Medical, Inc.*,✓	13,545	380,073
Hill-Rom Holdings, Inc.✓	5,172	289,787
K2M Group Holdings, Inc.*	20,123	460,414
LDR Holding Corp.*,✓	23,401	1,063,810
Medtronic PLC✓	5,700	446,823
Neovasc, Inc.	43,823	258,556
NuVasive, Inc.*,✓	7,379	405,919

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,451,641
HEALTH CARE PROVIDERS & SERVICES – 4.1%
Adeptus Health, Inc.-Class A*	2,191	240,769

Description	Number of Shares	Value
Amsurg Corp.*	3,062	$219,668
Capital Senior Living Corp.*	9,939	221,540
Centene Corp.*	1,364	95,657
Community Health Systems, Inc.*	16,694	976,766
HCA Holdings, Inc.*,✓	9,047	841,462
HealthSouth Corp.✓	8,837	403,851
Kindred Healthcare, Inc.✓	29,117	600,684
Laboratory Corp. of America Holdings*	4,100	521,889
PharMerica Corp.*,✓	9,198	314,296
Surgical Care Affiliates, Inc.	8,370	318,227
Team Health Holdings, Inc.*	16,890	1,138,555
Tenet Healthcare Corp.*	14,123	795,125
VCA, Inc.*,✓	15,751	969,159

TOTAL HEALTH CARE PROVIDERS & SERVICES		$7,657,648
HEALTH CARE TECHNOLOGY – 0.4%
Icon PLC-ADR	7,679	620,463
Spark Therapeutics, Inc.	1,712	105,185

TOTAL HEALTH CARE TECHNOLOGY		$725,648
INTERNET & CATALOG RETAIL – 0.5%
Amazon.com, Inc.*	1,870	1,002,600
INTERNET SOFTWARE & SERVICES – 1.1%
Facebook, Inc., Class A*,✓	22,300	2,096,423
LIFE SCIENCES TOOLS & SERVICES – 1.2%
Fluidigm Corp.*	23,102	462,733
PerkinElmer, Inc.	8,895	470,723
Thermo Fisher Scientific, Inc.	9,203	1,284,095

TOTAL LIFE SCIENCES TOOLS & SERVICES		$2,217,551
MEDIA – 2.4%
McGraw Hill Financial, Inc.✓	21,105	2,147,434
Walt Disney Co. (The)	20,240	2,428,800

TOTAL MEDIA		$4,576,234
MULTILINE RETAIL – 1.9%
Burlington Stores, Inc.*,✓	29,300	1,612,672
Dollar General Corp.✓	25,172	2,023,073

TOTAL MULTILINE RETAIL		$3,635,745
OIL, GAS & CONSUMABLE FUELS – 0.7%
Range Resources Corp.	31,650	1,245,111
PHARMACEUTICALS – 1.3%
Cempra, Inc.*	17,563	735,187

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     43

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Endo International PLC*,✓	4,450	$389,553
Intersect Ent, Inc.	7,775	230,684
Mylan NV*	8,505	476,195
Relypsa, Inc.*	9,300	307,923
Valeant Pharmaceuticals International, Inc.*,✓	1,605	413,336

TOTAL PHARMACEUTICALS		$2,552,878
REAL ESTATE INVESTMENT TRUSTS – 1.2%
Ryman Hospitality Properties, Inc.✓	28,910	1,653,074
Sabra Health Care REIT, Inc.	19,630	536,881

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,189,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
NXP Semiconductors NV✓	11,692	1,134,007
SOFTWARE – 1.3%
CDK Global, Inc.✓	35,141	1,814,681
Salesforce.com, Inc.*,✓	9,620	705,146

TOTAL SOFTWARE		$2,519,827
SPECIALTY RETAIL – 1.4%
AutoZone, Inc.*	3,725	2,611,001

TOTAL COMMON STOCKS (COST $49,393,766)		$51,687,506
INVESTMENT COMPANIES – 19.6%
ALTERNATIVE INVESTMENT FUNDS – 8.6%
Arbitrage Fund, Class I	456,941	5,985,934
Gateway Fund, Class Y	335,912	10,144,555

TOTAL ALTERNATIVE INVESTMENT FUNDS		$16,130,489
DEBT FUND – 3.1%
Professionally Managed Portfolios – The Osterweis Strategic Income Fund, Class I	518,540	5,932,103
EQUITY FUND – 7.9%
Boston Partners Long/Short Research Fund	957,626	14,900,665

TOTAL INVESTMENT COMPANIES (COST $36,717,348)		$36,963,257
	Par Value
CORPORATE BONDS – 19.2%
AUTO MANUFACTURERS – 1.4%
Chrysler Group LLC / CG Co.-Issuer, Inc., Company Guaranteed, 8.25%, 6/15/21	$2,500,000	$2,712,500
CONSUMER DISCRETIONARY – 1.1%
United Rentals North America, Inc.,
Company Guaranteed, 7.38%, 5/15/20	2,000,000	2,142,500
DISTRIBUTORS – 1.3%
HD Supply, Inc., Company Guaranteed, 11.50%, 7/15/20	2,150,000	2,504,750

Description	Par Value	Value
ENTERTAINMENT – 1.0%
Boyd Gaming Corp.,
Company Guaranteed, 6.88%, 5/15/23*	$1,750,000	$1,833,125
ENVIRONMENTAL CONTROL – 1.1%
ADS Waste Holdings, Inc.,
Company Guaranteed, 8.25%, 10/01/20	2,000,000	2,097,500
FOOD – 1.1%
Albertsons Holdings LLC/Saturn Acquisition
Merger Sub, Inc.,
Sr. Secured, 7.75%, 10/15/22Ω	1,901,000	2,053,080
HEALTH CARE PROVIDERS & SERVICES – 1.2%
Tenet Healthcare Corp.,
Sr. Unsecured, 8.13%, 4/01/22	2,000,000	2,255,000
MEDIA – 2.6%
Univision Communications, Inc.,
Company Guaranteed, 8.50%, 5/15/21Ω	2,550,000	2,699,812
WideOpenWest Finance LLC /
WideOpenWest Capital Corp.,
Company Guaranteed, 10.25%, 7/15/19	2,000,000	2,135,000

TOTAL MEDIA		$4,834,812
MEDICAL – 2.1%
DJO Finco Inc / DJO Finance LLC / DJO
Finance Corp.,
8.13%, 6/15/21Ω	2,350,000	2,426,375
Kinetics Concept/Kci Usa, Inc.,
Multiple Guarantors, 12.50%, 11/01/19	1,450,000	1,569,625

TOTAL MEDICAL		$3,996,000
RETAIL – 2.6%
Neiman Marcus Group Ltd. LLC,
Company Guaranteed, 8.00%, 10/15/21Ω	2,625,000	2,792,344
Rite Aid Corp.,
Company Guaranteed, 6.13%, 4/01/23Ω	2,000,000	2,085,000

TOTAL RETAIL		$4,877,344
SOFTWARE – 1.5%
First Data Corp.,
Company Guaranteed, 11.75%, 8/15/21	2,504,000	2,848,300
TELECOMMUNICATIONS – 1.3%
Altice SA,
Company Guaranteed, 7.63%, 2/15/25Ω	2,500,000	2,456,250
WIRELESS TELECOMMUNICATION SERVICES – 0.9%
Intelsat Luxembourg SA.,
Company Guaranteed, 7.75%, 6/01/21	2,000,000	1,597,500

TOTAL CORPORATE BONDS (COST $36,014,025)		$36,208,661
U.S. GOVERNMENT OBLIGATION – 0.5%
U.S. TREASURY BILL – 0.5%
0.09%, 1/07/16✓,¿	1,000,000	999,565

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $999,717)		$999,565

July 31, 2015 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
MONEY MARKET FUND – 31.7%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	59,739,705	$59,739,705

TOTAL MONEY MARKET FUND
(COST $59,739,705)		$59,739,705
	Contracts
PURCHASED OPTIONS – 0.0%**
CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $2,215.00, Expiring 8/24/2015	20	$149
S&P 500 Index, Strike Price $2,220.00, Expiring 8/05/2015	20	—
S&P 500 Index, Strike Price $2,225.00, Expiring 8/03/2015	20	—
S&P 500 Index, Strike Price $2,225.00, Expiring 8/07/2015	20	100
S&P 500 Index, Strike Price $2,235.00, Expiring 8/21/2015	19	380
S&P 500 Index, Strike Price $2,240.00, Expiring 8/10/2015	20	—
S&P 500 Index, Strike Price $2,240.00, Expiring 8/26/2015	20	40
S&P 500 Index, Strike Price $2,240.00, Expiring 8/28/2015	19	380
S&P 500 Index, Strike Price $2,250.00, Expiring 8/19/2015	20	34
S&P 500 Index, Strike Price $2,255.00, Expiring 8/12/2015	20	—
S&P 500 Index, Strike Price $2,260.00, Expiring 8/14/2015	19	190
S&P 500 Index, Strike Price $2,265.00, Expiring 8/17/2015	19	9

TOTAL CALL OPTIONS		$1,282
PUT OPTIONS – 0.0%**
iShares Russell 2000 ETF, Strike Price $120.00, Expiring 9/18/2015	100	16,600
S&P 500 Index, Strike Price $1,850.00, Expiring 8/05/2015	20	6
S&P 500 Index, Strike Price $1,850.00, Expiring 8/07/2015	20	160
S&P 500 Index, Strike Price $1,860.00, Expiring 8/03/2015	20	—
S&P 500 Index, Strike Price $1,870.00, Expiring 8/24/2015	20	1,408
S&P 500 Index, Strike Price $1,900.00, Expiring 8/10/2015	20	295
S&P 500 Index, Strike Price $1,905.00, Expiring 8/26/2015	20	2,371
S&P 500 Index, Strike Price $1,910.00, Expiring 8/21/2015	19	1,710
S&P 500 Index, Strike Price $1,920.00, Expiring 8/12/2015	20	667

Description	Contracts	Value
S&P 500 Index, Strike Price $1,920.00, Expiring 8/19/2015	20	$1,791
S&P 500 Index, Strike Price $1,920.00, Expiring 8/28/2015	19	3,230
S&P 500 Index, Strike Price $1,935.00, Expiring 8/14/2015	19	1,235
S&P 500 Index, Strike Price $1,940.00, Expiring 8/17/2015	19	1,798
Walt Disney Co/The, Strike Price $115.00, Expiring 9/18/2015	70	9,310

TOTAL PUT OPTIONS		$40,581

TOTAL PURCHASED OPTIONS
(COST $97,364)		$41,863

TOTAL INVESTMENTS IN SECURITIES – 98.4%
(COST $182,961,925)		$185,640,557
	Number of Shares
SECURITIES SOLD SHORT – (9.9%)
CONSUMER DISCRETIONARY – (0.6%)
MEDIA – (0.2%)
AMC Networks, Inc. Class A	(3,270)	$(275,399)
SPECIALTY RETAIL – (0.3%)
L Brands, Inc.	(3,080)	(248,618)
TJX Companies, Inc.	(4,890)	(341,420)

TOTAL SPECIALTY RETAIL		$(590,038)
TEXTILES, APPAREL & LUXURY GOODS – (0.1%)
Steven Madden Ltd.	(5,658)	(235,825)

TOTAL CONSUMER DISCRETIONARY		$(1,101,262)
CONSUMER STAPLES – 0.0%**
FOOD & STAPLES RETAILING – 0.0%
Walgreens Boots Alliance, Inc.	(700)	(67,641)
EQUITY FUNDS – (1.7%)
FINANCIAL SERVICES – (0.3%)
SPDR S&P Midcap 400 ETF Trst	(2,305)	(630,394)
HEALTH CARE TECHNOLOGY – (0.3%)
SPDR S&P Biotech ETF	(2,081)	(531,571)
RETAIL – (1.1%)
SPDR S&P Retail ETF	(20,350)	(2,001,423)

TOTAL EQUITY FUNDS		$(3,163,388)
FINANCIALS – (0.8%)
CAPITAL MARKETS – (0.1%)
Federated Investors, Inc., Class B	(5,960)	(200,912)
COMMERCIAL BANKS – (0.2%)
Prosperity Bancshares, Inc.	(6,560)	(358,110)
DIVERSIFIED FINANCIAL SERVICES – (0.2%)

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     45

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Moody’s Corp.	(4,000)	$(441,720)
INSURANCE – (0.2%)
American Equity Investment Life Holding
Company	(10,099)	(298,324)
REAL ESTATE INVESTMENT TRUSTS – (0.1%)
Pebblebrook Hotel Trust	(4,310)	(175,417)

TOTAL FINANCIALS		$(1,474,483)
HEALTH CARE – (4.4%)
BIOTECHNOLOGY – (1.6%)
Acorda Therapeutics, Inc.	(316)	(10,858)
Agios Pharmaceuticals, Inc.	(2,851)	(314,123)
Alnylam Pharmaceuticals, Inc.	(3,200)	(407,776)
Clovis Oncology, Inc.	(3,444)	(290,777)
Dyax Corp.	(3,845)	(94,625)
Halozyme Therapeutics, Inc.	(118)	(2,754)
Incyte Corp.	(2,618)	(273,005)
Isis Pharmaceuticals, Inc.	(5,212)	(286,295)
Mannkind Corp.	(9,569)	(41,051)
Medivation, Inc.	(2,369)	(249,527)
Myriad Genetics, Inc.	(16,622)	(567,143)
Regeneron Pharmaceuticals	(510)	(282,367)
Repligen Corp.	(7,499)	(262,540)

TOTAL BIOTECHNOLOGY		$(3,082,841)
HEALTH CARE PROVIDERS & SERVICES – (1.5%)
Amedisys, Inc.	(6,787)	(296,117)
Amerisourcebergen Corp.	(5,204)	(550,323)
Anthem, Inc.	(3,698)	(570,490)
Chemed Corp.	(3,415)	(506,991)
Unitedhealth Group, Inc.	(6,929)	(841,181)

TOTAL HEALTH CARE PROVIDERS & SERVICES		$(2,765,102)
HEALTH CARE TECHNOLOGY – (0.3%)
Athenahealth, Inc.	(1,500)	(209,940)
Computer Programs & Systems	(4,000)	(187,080)
Medidata Solutions, Inc.	(2,556)	(137,513)

TOTAL HEALTH CARE TECHNOLOGY		$(534,533)
LIFE SCIENCES TOOLS & SERVICES – (0.1%)
Waters Corp.	(1,525)	(203,572)
PHARMACEUTICALS – (0.9%)
Alkermes PLC	(2,600)	(182,052)
Johnson & Johnson	(3,800)	(380,798)
Medicines Company	(7,900)	(247,981)

Description	Number of Shares	Value
Roche Holding AG – ADR	(7,855)	$(283,644)
Teva Pharmaceutical-SP ADR	(9,098)	(627,944)

TOTAL PHARMACEUTICALS		$(1,722,419)

TOTAL HEALTH CARE		$(8,308,467)
INDUSTRIALS – (0.2%)
AIR FREIGHT & LOGISTICS – (0.1%)
Fedex Corp.	(1,550)	(265,701)
ROAD & RAIL – (0.1%)
Hunt (Jb) Transprt Svcs, Inc.	(2,700)	(227,124)

TOTAL INDUSTRIALS		$(492,825)
INFORMATION TECHNOLOGY – (0.7%)
COMMUNICATIONS EQUIPMENT – (0.1%)
F5 Networks, Inc.	(780)	(104,629)
INTERNET SOFTWARE & SERVICES – (0.2%)
Check Point Software Technologies lTD.*	(3,631)	(293,276)
Zillow Group, Inc., Class A	(1,580)	(128,770)

TOTAL INTERNET SOFTWARE & SERVICES		$(422,046)
IT SERVICES – (0.1%)
Infosys Ltd.-SP ADR	(10,580)	(178,908)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.1%)
Texas Instruments, Inc.	(2,500)	(124,950)
SOFTWARE – (0.2%)
Citrix Systems, Inc.	(2,520)	(190,537)
Netsuite, Inc.	(2,500)	(247,100)

TOTAL SOFTWARE		$(437,637)

TOTAL INFORMATION TECHNOLOGY		$(1,268,170)
INVESTMENT COMPANIES – (1.3%)
EQUITY FUNDS – (1.3%)
Consumer Discretionary Select Sector SPDR Fund	(8,970)	(719,573)
Market Vectors Semiconductor ETF	(5,683)	(296,368)
SPDR S&P 500 ETF Trust, Series T	(3,500)	(736,750)
Technology Select Sector SPDR Fund	(16,470)	(701,293)

TOTAL EQUITY FUNDS		$(2,453,984)

TOTAL INVESTMENT COMPANIES		$(2,453,984)
MEDICAL – (0.2%)
HEALTH CARE TECHNOLOGY – (0.2%)
Elekta AB, Class B	(50,019)	(330,626)

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $18,677,824)		$(18,660,846)

July 31, 2015 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
WRITTEN OPTIONS – (0.1%)
CALL OPTIONS – (0.1%)
AutoZone, Inc., Strike Price $670.00, Expiring 8/21/2015	(15)	$(43,800)
S&P 500 Index, Strike Price $2,115.00, Expiring 8/24/2015	(20)	(28,660)
S&P 500 Index, Strike Price $2,120.00, Expiring 8/05/2015	(20)	(4,344)
S&P 500 Index, Strike Price $2,125.00, Expiring 8/03/2015	(20)	(1,121)
S&P 500 Index, Strike Price $2,125.00, Expiring 8/07/2015	(20)	(4,000)
S&P 500 Index, Strike Price $2,135.00, Expiring 8/21/2015	(19)	(9,310)
S&P 500 Index, Strike Price $2,135.00, Expiring 8/26/2015	(20)	(13,915)
S&P 500 Index, Strike Price $2,140.00, Expiring 8/10/2015	(20)	(1,665)
S&P 500 Index, Strike Price $2,140.00, Expiring 8/28/2015	(19)	(11,590)
S&P 500 Index, Strike Price $2,150.00, Expiring 8/12/2015	(20)	(1,049)
S&P 500 Index, Strike Price $2,155.00, Expiring 8/14/2015	(19)	(1,140)
S&P 500 Index, Strike Price $2,160.00, Expiring 8/17/2015	(19)	(1,500)

TOTAL CALL OPTIONS		$(122,094)
PUT OPTIONS – 0.0%**
S&P 500 Index, Strike Price $220.00, Expiring 8/28/2015	(19)	(11,970)
S&P 500 Index, Strike Price $1,950.00, Expiring 8/05/2015	(20)	(228)
S&P 500 Index, Strike Price $1,950.00, Expiring 8/07/2015	(20)	(300)

Description	Contracts	Value
S&P 500 Index, Strike Price $1,960.00, Expiring 8/03/2015	(20)	$(29)
S&P 500 Index, Strike Price $1,970.00, Expiring 8/24/2015	(20)	(4,706)
S&P 500 Index, Strike Price $2,000.00, Expiring 8/10/2015	(20)	(1,699)
S&P 500 Index, Strike Price $2,010.00, Expiring 8/21/2015	(19)	(6,270)
S&P 500 Index, Strike Price $2,010.00, Expiring 8/26/2015	(20)	(10,606)
S&P 500 Index, Strike Price $2,025.00, Expiring 8/12/2015	(20)	(4,363)
S&P 500 Index, Strike Price $2,025.00, Expiring 8/19/2015	(20)	(8,682)
S&P 500 Index, Strike Price $2,040.00, Expiring 8/14/2015	(19)	(7,220)
S&P 500 Index, Strike Price $2,045.00, Expiring 8/17/2015	(19)	(10,597)
S&P 500 Index, Strike Price $2,145.00, Expiring 8/19/2015	(20)	(4,770)

TOTAL PUT OPTIONS		$(71,440)

TOTAL WRITTEN OPTIONS
(PREMIUMS RECEIVED $383,391)		$(193,534)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 88.4%		$166,786,177
OTHER ASSETS LESS LIABILITIES – 11.6%		21,958,413

TOTAL NET ASSETS – 100.0%		$188,744,590

Cost of investments for Federal income tax purposes is $183,569,304. The net unrealized appreciation/(depreciation) of investments was $2,071,253. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,887,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,816,577.

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     47

Wilmington Multi-Manager Alternatives Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$51,687,506	$—	$—	$51,687,506
Investment Companies	36,963,257	—	—	36,963,257
Corporate Bonds	—	36,208,661	—	36,208,661
U.S. Government Obligations	—	999,565	—	999,565
Money Market Fund	59,739,705	—	—	59,739,705
Purchased Options	9,310	32,553	—	41,863

Total Investments in Securities	148,399,778	37,240,779	—	185,640,557

Other Financial Instruments^
Financial Futures Contracts	1,192,532	—	—	1,192,532

Total Assets	$149,592,310	$37,240,779	$—	$186,833,089

Liabilities
Other Financial Instruments^
Financial Futures Contracts	$(3,122)	$—	$—	$(3,122)
Securities Sold Short	(18,660,846)	—	—	(18,660,846)
Written Options	(43,800)	(149,734)	—	(193,534)

Total Liabilities	$(18,707,768)	$(149,734)	$—	$(18,857,502)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument. Securities Sold Short and Written options are reported at their market value at period end.

*	Non-income producing security.
^	7-Day net yield.
✓	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the Funds. The total value of all securities segregated at July 31, 2015 amounted to $17,098,451 representing 9.1% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015, these liquid restricted amounted to $14,512,861 representing 7.7% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR -American Depositary Receipt
ETF - Exchange Traded Fund
LLC - Limited Liability Corporation
PLC - Public Limited Company
SPDR - Standard & Poor’s Depository Receipts

July 31, 2015 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (concluded)

At July 31, 2015, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
US Dollar Czech Koruna	September 2015	5	$498,423	$499,707	$ 1,284
US Dollar Norweigian Crone	September 2015	9	902,700	943,723	41,023
US Dollar Swedish Krona	September 2015	2	200,254	207,553	7,299
SHORT POSITIONS:
Australian Dollar Future	September 2015	46	3,482,044	3,346,960	135,084
Brazil Real Future	August 2015	3	93,900	86,955	6,945
Canadian Dollar Future	September 2015	34	2,740,945	2,596,240	144,705
Euro Future	September 2015	211	29,745,295	28,936,013	809,282
Great Britain Pound Future	September 2015	1	95,753	97,563	(1,810)
Japanese Yen Future	September 2015	2	200,856	201,688	(832)
Mexican Peso Future	September 2015	4	126,056	123,520	2,536
New Zealand Dollar Future	September 2015	9	632,476	590,580	41,896
Polish Zloty Future	September 2015	2	263,900	264,380	(480)
South African Rand Future	September 2015	2	80,728	78,250	2,478
NET UNREALIZED APPRECIATION (DEPRECIATION) ON
FINANCIAL FUTURES CONTRACTS					$1,189,410

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 65.6%
ASSET-BACKED SECURITIES – 1.1%
COLLATERALIZED LOAN OBLIGATION – 0.5%
CIFC Funding 2011-I Ltd., Series 2011-1AR, Class A1R, 1.55%, 1/19/23Δ,Ω	$610,887	$610,521
Doral CLO II Ltd., Series 2012-2A, Class A1R, 1.53%, 5/26/23Δ,Ω	1,000,000	1,000,000
MAGI Funding PLC, Series I-A, Class A, 1.31%, 4/11/21Ω	16,946EUR	18,603
Symphony CLO VIII LP, Series 2012-8AR, Class AR, 1.35%, 1/09/23Δ,Ω	$492,482	491,314
Venture VII CDO Ltd., Series 2006-7A, Class A1A, 0.51%, 1/20/22Δ,Ω	266,553	262,304

TOTAL COLLATERALIZED LOAN OBLIGATION		$2,382,742
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, 0.57%, 3/25/36Δ	300,000	263,391
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, 0.82%, 5/25/35Δ	545,623	446,275
Bear Stearns Asset Backed Securities Trust, Series 2005-1, Class M2, 2.28%, 3/25/35Δ	500,000	470,330
Countrywide Asset-Backed Certificates, Series 2006-6, Class 2A2, 0.36%, 9/25/36Δ	187,105	184,261

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,364,257
WHOLE LOAN – 0.3%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 0.40%, 8/25/36Δ	1,200,000	1,061,098
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, 1.13%, 4/25/36Δ	241,321	210,846

TOTAL WHOLE LOAN		$1,271,944

TOTAL ASSET-BACKED SECURITIES (COST $4,961,198)		$5,018,943
CORPORATE BONDS – 5.0%
ENERGY – 0.1%
Petrobras Global Finance BV, Company Guaranteed, 3.15%, 3/17/20Δ	100,000	90,250

Description	Par Value	Value
Sabine Pass LNG LP, Sr. Secured, 7.50%, 11/30/16	$400,000	$417,500

TOTAL ENERGY		$507,750
FINANCIALS – 4.0%
Ally Financial, Inc., Company Guaranteed, 5.50%, 2/15/17	569,000	595,316
Banco Espirito Santo SA, Sr. Unsecured, MTN, 7.00%, 3/04/16	100,000	111,062
Bank of America Corp.,
Sr. Unsecured,
4.10%, 7/24/23	300,000	310,894
3.96%, 10/21/25Δ	13,000,000	879,441
4.13%, 1/22/24	800,000	827,905
Barclays Bank PLC, Sr. Unsecured, GMTN,
2.01%, 12/21/20	7,500,000	453,258
7.63%, 11/21/22	2,400,000	2,772,000
BPCE SA, Subordinated, 4.63%, 7/11/24Ω	700,000	686,777
CIT Group, Inc., Sr. Unsecured, 4.25%, 8/15/17	594,000	609,592
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed,
3.75%, 3/26/25Ω	1,000,000	976,474
4.88%, 5/15/45Ω	1,000,000	994,738
Eksportfinans ASA, Sr. Unsecured, 5.50%, 6/26/17	1,000,000	1,060,090
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.63%, 9/15/15	400,000	402,091
Goldman Sachs Group, Inc. (The), Sr. Unsecured,
3.50%, 1/23/25	900,000	879,237
3.75%, 5/22/25	1,200,000	1,196,809
International Lease Finance Corp., Sr. Unsecured, 8.63%, 9/15/15	200,000	201,508
Intesa Sanpaolo SpA, Company Guaranteed,
3.13%, 1/15/16	100,000	100,786
6.50%, 2/24/21Ω	300,000	346,608
JPMorgan Chase & Co., Sr. Unsecured, 3.90%, 7/15/45	800,000	815,062
KBC Bank NV,
Surbordinated, 8.00%, 1/25/23Δ	1,800,000	1,982,389
Lloyds Bank PLC,
Company Guaranteed,
1.75%, 5/14/25	400,000	399,962

July 31, 2015 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
3.50%, 5/14/25	$100,000	$99,338
Navient Corp.,
Sr. Unsecured, 6.25%, 1/25/16	900,000	907,875
Novo Banco SA,
Sr. Unsecured, 5.00%, 4/23/19	150,000	172,562

TOTAL FINANCIALS		$17,781,774
MEDIA – 0.3%
CCO Safari II LLC,
Sr. Secured, 4.46%, 7/23/22Ω	1,000,000	1,006,843
Univision Communications, Inc.,
Sr. Secured, 5.13%, 2/15/25	500,000	503,750

TOTAL MEDIA		$1,510,593
OIL & GAS – 0.0%**
Chesapeake Energy Corp.,
Company Guaranteed, 3.54%, 4/15/19#,Δ	200,000	170,000
PHARMACEUTICALS – 0.3%
AbbVie, Inc.,
Sr. Unsecured,
1.80%, 5/14/18	500,000	499,155
2.50%, 5/14/20	200,000	199,189
3.20%, 11/06/22	100,000	99,152
3.60%, 5/14/25	200,000	197,681
Actavis Funding SCS,
Company Guaranteed,
3.45%, 3/15/22	100,000	98,631
3.80%, 3/15/25	300,000	293,418

TOTAL PHARMACEUTICALS		$1,387,226
TELECOMMUNICATIONS – 0.1%
BellSouth Corp.,
Company Guaranteed, 4.82%, 4/26/16Ω	500,000	520,625
UTILITIES – 0.2%
Dynegy, Inc.,
Company Guaranteed, 6.75%, 11/01/19Ω	600,000	622,500

TOTAL CORPORATE BONDS (COST $22,744,771)		$22,500,468
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 29.2%
GOVERNMENT – 29.2%
Brazil Notas do Tesouro Nacional Series B,
6.00%, 5/15/35	300,000BRL	223,971
6.00%, 5/15/45	1,508,000BRL	1,126,983
6.00%, 8/15/50	2,632,000BRL	1,990,979
Bundesrepublik Deutschland Bundesob-ligation Inflation Linked Bond,
0.75%, 4/15/18	15,837,725EUR	18,904,446
Canadian Government Bond,
1.25%, 12/01/47	1,852,362CAD	1,748,091

Description	Par Value	Value
Colombian Tesoreria,
3.00%, 3/25/33	4,711,510,523COP	$1,411,811
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/46	160,000EUR	202,792
France Government Bond OAT,
0.10%, 7/25/21	3,350,000EUR	3,903,180
0.25%, 7/25/18	14,200,000EUR	16,751,082
1.00%, 7/25/17	740,402EUR	841,712
1.10%, 7/25/22	400,000EUR	536,099
1.80%, 7/25/40	1,840,288EUR	2,924,070
2.10%, 7/25/23	350,000EUR	514,058
Italy Buoni Poliennali Del Tesoro,
2.10%, 9/15/21	7,140,000EUR	9,410,959
2.25%, 4/22/17	2,712,312EUR	3,076,252
2.35%, 9/15/24	3,370,000EUR	4,252,461
Japan Government CPI Linked Bond, Sr. Unsecured, 0.10%, 9/10/24	230,000,000JPY	1,983,491
Mexican Udibonos,
4.00%, 11/15/40	9,826,527MXN	652,678
4.50%, 11/22/35	57,001,680MXN	4,102,179
New Zealand Government Bond, Sr. Unsecured,
2.00%, 9/20/25	5,450,000NZD	3,797,541
3.00%, 9/20/30	625,000NZD	481,102
Spain Government Inflation Linked Bond, Sr. Unsecured, 1.00%, 11/30/30	200,000EUR	214,741
Thailand Government Bond, Unsecured, 1.25%, 3/12/28	39,003,346THB	1,005,958
U.K. Gilt Inflation Linked,
0.13%, 3/22/44	2,910,863GBP	5,949,233
0.25%, 3/22/52	854,312GBP	1,978,679
0.50%, 3/22/50	399,716GBP	970,029
0.63%, 3/22/40	358,140GBP	781,884
0.63%, 11/22/42	1,350,426GBP	3,075,346
0.75%, 3/22/34	2,226,120GBP	4,557,287
0.75%, 11/22/47	1,069,935GBP	2,671,816
1.13%, 11/22/37	830,759GBP	1,926,280
0.13%, 3/22/29	1,284,690GBP	2,264,675
0.13%, 3/22/58	2,505,172GBP	6,026,536
0.13%, 3/22/24	12,368,732GBP	20,970,733

TOTAL GOVERNMENT		$131,229,134

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $138,297,169)		$131,229,134
FOREIGN GOVERNMENT SECURITIES – 4.8%
GOVERNMENT – 4.8%
Athens Urban Transportation Organisation, Government Guaranteed, 4.85%, 9/19/16	100,000EUR	77,771

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     51

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000EUR	$116,442
Brazil Letras do Tesouro Nacional,
12.58%, 1/01/19‡	2,900,000BRL	562,269
12.83%, 1/01/18‡	2,180,000BRL	475,242
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/01/23	8,330,000BRL	2,146,794
10.00%, 1/01/25	17,120,000BRL	4,299,218
Corp. Andina de Fomento, 11U, Unsecured, 3.95%, 10/15/21	4,386,371MXN	276,318
Credit Agricole SA, 8.13%, 9/19/33	900,000USD	1,007,156
France Government Bond OAT, 3.50%, 4/25/20	60,000EUR	76,354
Hellenic Republic Government International Bond, Sr. Unsecured, 4.50%, 7/03/17	30,000,000JPY	174,285
Italy Buoni Poliennali Del Tesoro, 2.55%, 9/15/41	1,691,283EUR	2,331,256
Mexican Bonos de Proteccion al Ahorro, 3.05%, 4/01/18Δ	15,500,000MXN	963,578
Mexican Udibonos,
4.00%, 11/08/46	1,490,309MXN	101,141
4.50%, 12/04/25	39,514,858MXN	2,790,101
Slovenia Government Bond, Sr. Unsecured, 3.00%, 4/08/21	1,000,000EUR	1,209,566
South Africa Government Bond, Series R207, 7.25%, 1/15/20	15,475,000ZAR	1,198,463
Turkey Government Bond, 4.00%, 4/01/20	9,678,006TRY	3,651,386

TOTAL GOVERNMENT		$21,457,340

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $26,464,133)		$21,457,340
MORTGAGE-BACKED SECURITIES – 0.3%
WHOLE LOAN – 0.3%
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 2.80%, 12/26/37Δ,Ω	$50,666	49,923
Grifonas Finance PLC, 0.39%, 8/28/39Δ	630,141	448,725
JP Morgan Resecuritization Trust, Series 2009-7, Class 13A1, 2.38%, 6/27/37Δ,Ω	47,745	47,061
Marche Mutui 4 Srl, Series 4, Class A, 0.42%, 2/25/55Δ	59,523	64,377
Marche Mutui 5 Srl, Series 5, Class A, 0.38%, 10/27/65Δ	34,775	37,906

Description	Par Value	Value
Marche Mutui Srl, Series 6, Class A1, 2.23%, 1/27/64Δ	$121,659	$136,711
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39††	273,437	279,090
WAMU Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,
1.96%, 11/25/36Δ	351,553	310,374
2.36%, 3/25/37Δ	146,740	136,198

TOTAL WHOLE LOAN		$1,510,365

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,474,500)		$1,510,365
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 23.0%
U.S. TREASURY INFLATION INDEXED BONDS – 16.8%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/18	5,550,000	5,752,830
0.13%, 4/15/19	10,500,000	10,704,238
0.13%, 1/15/23	4,100,000	4,142,843
0.13%, 7/15/24	11,700,000	11,407,118
0.25%, 1/15/25	2,500,000	2,459,637
0.38%, 7/15/25	9,900,000	9,858,670
0.63%, 1/15/24	3,200,000	3,309,448
0.75%, 2/15/42	3,640,000	3,572,098
0.75%, 2/15/45	1,640,000	1,536,359
1.38%, 2/15/44	3,370,000	3,720,182
1.88%, 7/15/19	800,000	961,722
2.00%, 1/15/26	1,418,000	1,949,775
2.38%, 1/15/25	413,000	611,617
2.38%, 1/15/27	2,830,000	4,000,925
2.50%, 7/15/16	360,000	434,728
2.50%, 1/15/29	1,260,000	1,728,434
3.63%, 4/15/28	2,480,000	4,980,833
3.88%, 4/15/29	2,020,000	4,154,136

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$75,285,593
U.S. TREASURY INFLATION INDEXED NOTES – 6.2%
U.S. Treasury Inflation Indexed Note,
0.13%, 1/15/22	5,250,000	5,449,430
0.13%, 7/15/22	7,120,000	7,290,392
0.63%, 7/15/21	2,810,000	3,043,612
1.13%, 1/15/21	8,600,000	9,819,275
1.63%, 1/15/18	1,750,000	2,078,230

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$27,680,939

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $102,127,972)		$102,966,532
U.S. TREASURY – 2.2%
U.S. TREASURY BOND – 1.5%
U.S. Treasury Bond, 1.50%, 5/31/20	1,900,000	1,899,627

July 31, 2015 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
3.00%, 11/15/44	$3,220,000	$3,273,122
3.00%, 5/15/45	1,590,000	1,618,969

TOTAL U.S. TREASURY BOND		$6,791,718
U.S. TREASURY NOTE – 0.7%
U.S. Treasury Note, 1.75%, 3/31/22	3,100,000	3,073,355

TOTAL U.S. TREASURY (COST $9,804,762)		$9,865,073

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $305,874,505)		$294,547,855

	Number of Shares
REAL ESTATE RELATED SECURITIES – 40.4%
COMMON STOCKS – 9.7%
DIVERSIFIED – 0.0%**
DNZ Property Fund Ltd.	22,431	$32,057
Kiwi Property Group Ltd.††	74,066	67,470

TOTAL DIVERSIFIED		$99,527
DIVERSIFIED REAL ESTATE ACTIVITIES – 5.4%
Alexander & Baldwin, Inc.	3,343	126,198
Allreal Holding AG	609	87,036
Alrov Properties & Lodgings Ltd.*	4,165	87,085
Argosy Property Ltd.	58,962	43,397
CapitaLand Ltd.††	523,900	1,229,696
City Developments Ltd.	87,400	594,411
Consolidated-Tomoka Land Co.	629	36,438
Daito Trust Construction Co. Ltd.	8,801	929,916
Daiwa House Industry Co. Ltd.	68,906	1,716,604
Development Securities PLC	18,118	76,040
Dic Asset AG	9,282	81,174
DREAM Unlimited Corp., Class A*	4,100	30,127
Elbit Imaging Ltd.*	22,440	28,964
Goldin Properties Holdings Ltd.*	110,000	84,427
Great Eagle Holdings Ltd.	35,000	121,899
Hang Lung Properties Ltd.	253,000	722,876
Heiwa Real Estate Co. Ltd.	6,400	92,436
Henderson Land Development Co. Ltd.	114,400	755,554
HKR International Ltd.	60,800	33,567
Kerry Properties Ltd.	67,500	252,070
Lend Lease Group	47,168	537,504
Leopalace21 Corp.*	28,400	155,365
Mitsubishi Estate Co. Ltd.	180,210	4,005,959
Mitsui Fudosan Co. Ltd.	162,589	4,629,002
Mobimo Holding AG	484	102,981
Nomura Real Estate Holdings, Inc.	12,200	243,537
Patrizia Immobilien AG*	2,555	68,467

Description	Number of Shares	Value
Shinoken Group Co. Ltd.	2,800	$40,034
Soundwill Holdings Ltd.	54,000	88,185
St Joe Co. (The)#,*	8,591	139,604
Sumitomo Realty & Development Co. Ltd.	50,498	1,772,024
Sun Hung Kai Properties Ltd.	242,900	3,731,717
Takara Leben Co. Ltd.	8,800	46,650
Tejon Ranch Co.*	1,252	31,075
Tokyo Tatemono Co. Ltd.	14,550	203,689
Tokyu Fudosan Holdings Corp.	34,900	263,577
United Industrial Corp. Ltd.	35,000	85,469
UOL Group Ltd.	62,000	302,803
Wheelock & Co. Ltd.	91,000	471,299

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$24,048,856
INDUSTRIALS – 0.0%**
Property For Industry Ltd.	30,878	31,593
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	62,898	47,539
REAL ESTATE DEVELOPMENT – 1.3%
Aveo Group	43,613	87,986
Cheung Kong Property Holdings Ltd.*	331,134	2,759,343
China Overseas Land & Investment Ltd.	248,592	784,035
CK Hutchison Holdings Ltd.	3,000	44,542
Conwert Immobilien Invest SE*	3,988	48,375
Forestar Group, Inc.*	5,730	73,344
Goldcrest Co. Ltd.	1,800	36,890
Helical Bar PLC	12,786	84,911
Howard Hughes Corp. (The)*	1,559	211,962
New World China Land Ltd.	264,000	162,780
Nexity SA	3,537	155,963
Selvaag Bolig ASA*	11,740	37,368
Sino Land Co. Ltd.	605,000	939,618
St. Modwen Properties PLC*	19,036	141,562
Tag Immobilien AG	12,979	146,675
Villa World Ltd.	19,108	29,750
Wing Tai Holdings Ltd.	37,000	50,840

TOTAL REAL ESTATE DEVELOPMENT		$5,795,944
REAL ESTATE OPERATING COMPANIES – 3.0%
Aeon Mall Co. Ltd.	13,600	255,573
Airport Facilities Co. Ltd.	5,100	26,830
Atrium European Real Estate Ltd.	27,546	128,119
Atrium Ljungberg AB	2,092	28,882
Azrieli Group	2,200	91,194
Buwog AG	6,438	129,886
Capital & Counties Properties PLC	64,375	463,749
Castellum AB	12,730	181,504
Citycon OYJ	9,711	25,746

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     53

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Daejan Holdings PLC	667	$67,393
Deutsche Annington Immobilien SE	25,890	807,516
Deutsche Euroshop AG	1,721	76,775
Deutsche Wohnen AG	44,011	1,087,780
do Deutsche Office AG	23,263	119,567
Entra ASA	5,463	49,658
Fabege AB	10,564	146,703
Fastighets AB Balder*	4,764	79,356
Forest City Enterprises, Inc., Class A*	35,526	829,532
Gazit Globe Ltd.	8,919	105,050
Global Logistic Properties Ltd.	212,900	356,941
Grainger PLC	45,014	167,937
Hang Lung Group Ltd.	38,000	171,317
Hemfosa Fastigheter AB*	9,780	105,716
Hispania Activos Inmobiliarios SAU*	9,283	141,711
Hongkong Land Holdings Ltd.	248,381	1,912,534
Hufvudstaden AB	31,831	411,782
Hulic Co. Ltd.	17,400	172,266
Hysan Development Co. Ltd.	69,000	295,499
Immofinanz AG*	22,848	56,032
Intershop Holding AG	211	87,453
Jerusalem Oil Exploration*	978	42,743
Jeudan A/S*	797	90,082
Keihanshin Building Co. Ltd.	11,300	68,291
Killam Properties, Inc.	6,336	48,446
Klovern AB-B Shares	36,260	34,887
Kungsleden AB	15,009	100,475
LEG Immobilien AG	19,839	1,442,595
Melisron Ltd.	1,000	36,231
Norstar Holdings, Inc.	2,510	60,437
NTT Urban Development Corp.	41,200	405,235
Olav Thon Eiendomsselskap ASA	5,280	95,342
Perennial Real Estate Holdings Ltd.*	35,647	27,154
Platzer Fastigheter Holding, Class B	7,280	30,633
PSP Swiss Property AG	4,309	386,843
Quintain Estates & Development PLC*	39,479	81,227
S Immo AG	10,793	96,131
Sagax AB	6,013	40,079
Sponda OYJ	33,377	132,696
Swire Properties Ltd.	181,900	585,427
Swiss Prime Site AG	4,582	365,118
TLG Immobilien AG	2,575	46,082
Toc Co. Ltd.	12,100	76,934
Tribona AB	6,323	28,292
Unite Group PLC (The)	32,882	324,019
Wallenstam AB	20,184	146,114

Description	Number of Shares	Value
Wihlborgs Fastigheter AB*	5,129	$88,439

TOTAL REAL ESTATE OPERATING COMPANIES		$13,459,953

TOTAL COMMON STOCKS (COST $38,819,942)		$43,483,412
EXCHANGE-TRADED FUNDS – 1.5%
EQUITY FUNDS – 1.5%
SPDR Dow Jones International Real Estate ETF	75,100	3,175,979
Vanguard REIT ETF#	42,100	3,325,900

TOTAL EQUITY FUNDS		$6,501,879

TOTAL EXCHANGE-TRADED FUNDS (COST $5,960,007)		$6,501,879
INVESTMENT COMPANIES – 0.1%
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
U.K. Commercial Property Trust Ltd.*	34,242	47,324
REAL ESTATE OPERATING COMPANIES – 0.1%
F&C Commercial Property Trust Ltd.*	58,277	134,237
Solvalor 61	294	77,585

TOTAL REAL ESTATE OPERATING COMPANIES		$211,822

TOTAL INVESTMENT COMPANIES (COST $240,519)		$259,146
PREFERRED STOCK – 0.0%**
CONSUMER FINANCE – 0.0%**
Navient Corp. 3.56%	3,000	70,050

TOTAL PREFERRED STOCK (COST $71,100)		$70,050
REAL ESTATE INVESTMENT TRUSTS – 29.1%
DIVERSIFIED – 3.9%
Abacus Property Group	43,103	97,985
Activia Properties, Inc.	20	168,153
American Assets Trust, Inc.	4,691	195,239
ANF Immobilier	3,061	75,807
Armada Hoffler Properties, Inc.	3,286	33,681
Artis Real Estate Investment Trust	4,911	49,416
Astro Japan Property Group	7,569	28,769
British Land Co. PLC	144,609	1,899,214
Canadian Real Estate Investment Trust	2,615	85,017
Chambers Street Properties	22,734	168,686
Cominar Real Estate Investment Trust	5,697	76,579
Cousins Properties, Inc.	1,987	20,625
Daiwa House Real Estate Investment Corp.	21	82,858
Daiwa House Residential Investment Corp.	76	160,358
Dream Global Real Estate Investment Trust	4,100	30,409
Duke Realty Corp.	24,930	502,838
Equinix, Inc.	1,100	306,801

July 31, 2015 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Fonciere Des Regions	1,906	$164,614
Gecina SA	5,804	743,555
Gladstone Commercial Corp.	1,641	26,289
Goodman Property Trust	95,812	80,322
GPT Group	400,774	1,350,482
Green Real Estate Investment Trust PLC*	42,272	71,031
Growthpoint Properties Australia Ltd.	33,826	81,593
H&R Real Estate Investment Trust	1,515	25,867
Hamborner Real Estate Investment Trust AG	3,124	29,890
Hankyu Real Estate Investment Trust, Inc.	64	69,611
Heiwa Real Estate Investment Trust, Inc.	33	24,337
Investors Real Estate Trust	13,684	98,662
Kenedix Office Investment Corp.	116	537,250
Land Securities Group PLC	137,503	2,787,209
Lexington Realty Trust	18,108	155,729
Liberty Property Trust	21,723	739,234
Londonmetric Property PLC*	44,648	112,814
Mapletree Greater China Commercial Trust	135,000	96,439
Mirvac Group	743,296	1,026,862
Morguard Real Estate Investment Trust	10	126
Nieuwe Steen Investments NV	81,435	364,809
NIPPON Real Estate Investment Trust Investment Corp.	11	24,497
Nomura Real Estate Master Fund, Inc.	161	193,431
NorthStar Realty Finance Corp.	10,013	160,208
One Liberty Properties, Inc.	1,381	31,211
PS Business Parks, Inc.	1,520	117,025
Sekisui House Si Residential Investment Corp.	115	109,957
Shaftesbury PLC*	20,716	302,482
Spirit Realty Capital, Inc.	114,894	1,166,174
Stockland	364,113	1,131,133
Sunlight Real Estate Investment Trust	177,000	90,186
Suntec Real Estate Investment Trust	189,000	234,898
Tokyu Real Estate Investment Trust, Inc.	91	105,145
Top Real Estate Investment Trust, Inc.	13	52,866
United Urban Investment Corp.	458	665,187
Washington Real Estate Investment Trust#	4,991	133,958
Wereldhave NV	2,271	134,309
Whitestone Real Estate Investment Trust	1,951	25,226
Yuexiu Real Estate Investment Trust	136,000	76,839

TOTAL DIVERSIFIED		$17,323,892
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.1%
Merlin Properties Socimi SA*	18,227	199,758
INDUSTRIALS – 1.9%
Ascendas Real Estate Investment Trust	204,000	359,864

Description	Number of Shares	Value
Australian Industrial Real Estate Investment
Trust	41,622	$70,583
BWP Trust	75,742	186,576
DCT Industrial Trust, Inc.	21,454	745,741
EastGroup Properties, Inc.	4,226	254,405
First Industrial Realty Trust, Inc.	9,049	189,486
GLP J-REIT	463	445,685
Goodman Group	305,365	1,459,774
Granite Real Estate Investment Trust	3,100	95,499
Hansteen Holdings PLC	69,778	132,724
Industria Real Estate Investment Trust	37,595	50,838
Industrial & Infrastructure Fund Investment Corp.	30	133,618
Japan Logistics Fund, Inc.	68	128,116
Mapletree Industrial Trust	88,000	97,824
Mapletree Logistics Trust	110,000	89,004
Monmouth Real Estate Investment Corp.	4,131	41,393
Nippon Prologis REIT, Inc.	263	518,848
Prologis, Inc.	73,012	2,965,017
Pure Industrial Real Estate Trust	20,600	72,770
Rexford Industrial Realty, Inc.	4,240	61,777
Segro PLC	55,652	390,046
STAG Industrial, Inc.	4,083	80,190
Terreno Realty Corp.	2,510	52,635
Warehouses De Pauw CVA	1,047	82,710

TOTAL INDUSTRIALS		$8,705,123
OFFICE – 5.7%
Alexandria Real Estate Equities, Inc.	14,592	1,352,824
Allied Properties Real Estate Investment Trust	2,732	76,079
Axia Real Estate Socimi SA	2,470	31,196
BioMed Realty Trust, Inc.	14,452	311,296
Boston Properties, Inc.	20,879	2,573,964
Brandywine Realty Trust	13,995	192,711
CapitaLand Commercial Trust	460,500	478,342
Champion Real Estate Investment Trust	308,000	170,840
Columbia Property Trust, Inc.	7,769	187,699
Confinimmo SA	1,448	155,687
Coresite Realty Corp.	1,615	81,073
Corporate Office Properties Trust	7,659	177,153
CyrusOne, Inc.	2,641	81,184
Daiwa Office Investment Corp.	25	123,452
Derwent London PLC	21,402	1,214,902
Dexus Property Group	44,053	250,521
Digital Realty Trust, Inc.#	10,185	654,590
Douglas Emmett, Inc.	34,974	1,025,088
Dream Office Real Estate Investment Trust	7,300	132,453

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     55

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
DuPont Fabros Technology, Inc.	7,917	$238,698
Empire State Realty Trust, Inc.	14,309	254,414
Equity Commonwealth*	9,064	237,477
First Potomac Realty Trust	4,414	50,099
Franklin Street Properties Corp.	9,236	108,708
Global One Real Estate Investment Corp.	19	64,312
Government Properties Income Trust	6,371	110,027
Gramercy Property Trust, Inc.	1,930	47,208
Great Portland Estates PLC	77,373	1,005,903
Highwoods Properties, Inc.	16,457	696,625
Hudson Pacific Properties, Inc.	4,127	127,029
ICADE	10,885	807,164
Invesco Office J-Reit, Inc.	80	65,841
Investa Office Fund	226,464	655,515
Japan Excellent, Inc.	121	132,584
Japan Prime Realty Investment Corp.	57	184,657
Japan Real Estate Investment Corp.	239	1,072,207
Kilroy Realty Corp.	23,461	1,662,212
Lar Espana Real Estate Socimi SA	2,094	20,583
Mack-Cali Realty Corp.	9,666	201,439
MID Real Estate Investment Trust, Inc.	12	30,548
Mori Hills Real Estate Investment Trust Investment Corp.	22	25,793
Mori Trust Sogo Real Estate Investment Trust, Inc.	102	189,540
New York Real Estate Investment Trust, Inc.	12,191	126,299
Nippon Building Fund, Inc.	105	469,359
Nomura Real Estate Office Fund, Inc.	27	115,464
Orix JREIT, Inc.	553	753,189
Paramount Group, Inc.	32,600	582,562
Parkway Properties, Inc.	8,992	161,316
Piedmont Office Realty Trust, Inc.	11,569	210,671
Premier Investment Corp.	15	78,549
Prosperity Real Estate Investment Trust	91,000	34,276
QTS Realty Trust, Inc.	1,013	42,039
SL Green Realty Corp.	20,162	2,321,453
Spring Real Estate Investment Trust	65,000	30,101
VEREIT, Inc.	122,050	1,069,158
Vornado Realty Trust	21,283	2,076,156
Workspace Group PLC	11,332	172,453

TOTAL OFFICE		$25,502,682
REAL ESTATE OPERATING COMPANIES – 0.0%**
Hersha Hospitality Trust	3,610	97,903
Picton Property Income Ltd.	33,236	38,408
Schroder Real Estate Investment Trust Ltd.	35,581	33,756

TOTAL REAL ESTATE OPERATING COMPANIES		$170,067

Description	Number of Shares	Value
RESIDENTIAL – 3.9%
Advance Residence Investment Corp.	107	$233,538
Aedifica SA	700	40,730
American Campus Communities, Inc.	8,709	325,020
American Homes 4 Rent	12,041	199,279
American Residential Properties, Inc.	1,532	28,342
Apartment Investment & Management Co.	11,029	431,013
Ascott Residence Trust	63,000	57,404
Associated Estates Realty Corp.	4,349	125,034
AvalonBay Communities, Inc.	19,238	3,315,476
Boardwalk Real Estate Investment Trust	1,876	82,565
Camden Property Trust	6,413	510,667
Canadian Apartment Properties Real Estate Investment Trust	6,504	139,395
Comforia Residential Real Estate Investment Trust, Inc.	26	50,076
Education Realty Trust, Inc.	3,441	108,873
Equity Lifestyle Properties, Inc.	5,965	345,254
Equity Residential	59,237	4,431,520
Essex Property Trust, Inc.	9,787	2,201,194
Home Properties, Inc.	4,379	322,732
Ichigo Real Estate Investment Corp.	78	54,817
InterRent Real Estate Investment Trust	6,334	30,560
Invincible Investment Corp.	166	88,401
Japan Rental Housing Investments, Inc.	99	65,582
Kenedix Residential Investment Corp.	19	48,138
Mid-America Apartment Communities, Inc.	5,677	456,090
Milestone Apartments Real Estate Investment Trust	2,900	29,935
Nippon Accommodations Fund, Inc.	38	135,063
Nomura Real Estate Residential Fund, Inc.	24	126,841
Northern Property Real Estate Investment Trust	3,700	60,344
Post Properties, Inc.	10,596	603,336
Preferred Apartment Communities, Inc.	3,500	39,655
Silver Bay Realty Trust Corp.	4,617	74,842
Starts Proceed Investment Corp.	17	25,198
Sun Communities, Inc.	11,346	788,660
UDR, Inc.	57,414	1,941,167
UMH Properties, Inc.	3,172	30,451

TOTAL RESIDENTIAL		$17,547,192
RETAIL – 8.4%
Acadia Realty Trust	4,329	138,441
AEON Real Estate Investment Trust Investment Corp.	95	114,213
Agree Realty Corp.	998	30,928
Alexander’s, Inc.	247	100,151
Brixmor Property Group, Inc.	6,708	164,145

July 31, 2015 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
CapitaLand Mall Trust	260,000	$379,050
CapitaLand Retail China Trust Management Ltd.	49,000	56,792
CBL & Associates Properties, Inc.	15,254	249,250
Cedar Realty Trust, Inc.	4,681	31,363
Charter Hall Retail Real Estate Investment Trust	15,427	48,601
CT Real Estate Investment Trust	2,626	25,560
DDR Corp.	67,675	1,103,102
Equity One, Inc.	6,112	156,895
Eurocommercial Properties NV*	10,242	442,000
Excel Trust, Inc.	4,465	70,726
Federal Realty Investment Trust	5,033	688,464
Federation Centres	603,749	1,323,933
Fortune Real Estate Investment Trust	142,000	154,780
Frasers Centrepoint Trust	100,000	150,162
Fukuoka Real Investment Trust Corp.	59	99,258
General Growth Properties, Inc.	119,501	3,243,257
Getty Realty Corp.	3,637	60,447
Hammerson PLC	143,491	1,474,460
Inland Real Estate Corp.	6,326	62,121
Intu Properties PLC	38,766	199,536
Japan Retail Fund Investment Corp.	690	1,352,887
Kimco Realty Corp.	79,837	1,972,772
Kite Realty Group Trust	6,126	161,726
Klepierre	48,089	2,188,865
Link Real Estate Investment Trust	274,000	1,611,702
Macerich Co. (The)	13,260	1,049,661
Mapletree Commercial Trust	100,000	99,501
Mercialys SA	12,561	286,387
National Retail Properties, Inc.#	9,262	344,269
OneREIT	18,100	45,670
Pennsylvania Real Estate Investment Trust	5,171	113,348
Plaza Retail Real Estate Investment Trust	8,600	28,473
Ramco-Gershenson Properties Trust	25,505	432,055
Realty Income Corp.#	16,728	807,795
Regency Centers Corp.	6,927	443,120
Retail Opportunity Investments Corp.	8,569	146,958
Retail Properties of America, Inc.	17,621	256,562
RioCan Real Estate Investment Trust	11,962	245,030
Rouse Properties, Inc.	2,250	39,600
Saul Centers, Inc.	957	49,649
Scentre Group	673,290	1,948,883
Shopping Centres Australasia Property Group	34,722	54,313
Simon Property Group, Inc.	39,641	7,421,588
Smart Real Estate Investment Trust	7,151	165,673

Description	Number of Shares	Value
Tanger Factory Outlet Centers, Inc.	7,218	$234,441
Taubman Centers, Inc.	4,721	353,131
Unibail-Rodamco SE	13,865	3,689,557
Urban Edge Properties	6,543	140,478
Urstadt Biddle Properties, Inc.	1,937	36,997
Vastned Retail NV	1,260	57,324
Weingarten Realty Investors	8,402	295,582
Westfield Corp.	148,684	1,090,068
WP GLIMCHER, Inc.	11,993	162,385

TOTAL RETAIL		$37,894,085
SPECIALIZED – 5.2%
ALE Property Group	22,174	59,160
Ashford Hospitality Prime, Inc.	4,129	60,118
Big Yellow Group PLC	12,620	138,843
CareTrust Real Estate Investment Trust, Inc.	2,417	31,373
CDL Hospitality Trusts	50,000	56,858
Chartwell Retirement Residences	11,453	104,735
Chatham Lodging Trust	1,959	52,932
Chesapeake Lodging Trust	4,775	153,134
Corrections Corp. of America	8,704	306,120
CubeSmart	11,837	309,656
DiamondRock Hospitality Co.	14,595	184,043
EPR Properties	4,615	263,609
Extra Space Storage, Inc.	8,213	603,820
FelCor Lodging Trust, Inc.	8,425	78,858
First Real Estate Investment Trust	92,000	94,558
Folkestone Education Trust	17,729	29,417
Gaming and Leisure Properties, Inc.	7,800	255,450
Geo Group, Inc. (The)	5,461	206,153
HCP, Inc.	28,135	1,087,136
Health Care REIT, Inc.	54,406	3,774,144
Healthcare Realty Trust, Inc.	29,519	709,637
Healthcare Trust of America, Inc. Class A	28,899	726,232
Hospitality Properties Trust	11,737	321,829
Host Hotels & Resorts, Inc.	135,034	2,616,959
InnVest Real Estate Investment Trust	11,769	44,994
Iron Mountain, Inc.	10,000	300,500
Japan Hotel REIT Investment Corp.	570	368,854
LaSalle Hotel Properties	7,852	261,236
LTC Properties, Inc.	2,588	113,536
Medical Properties Trust, Inc.	12,856	175,742
National Health Investors, Inc.	2,193	143,093
New Senior Investment Group, Inc.	8,143	105,370
NorthWest Healthcare Properties Real Estate Investment Trust	7,900	47,659
Omega Healthcare Investors, Inc.#	11,146	404,154
Parkway Life Real Estate Investment Trust	54,000	95,652

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     57

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Pebblebrook Hotel Trust	14,573	$593,121
Physicians Realty Trust	2,587	41,495
Primary Health Properties PLC	7,489	47,687
Public Storage	19,037	3,906,012
Regal Real Estate Investment Trust	106,000	29,808
RLJ Lodging Trust	9,851	293,855
Ryman Hospitality Properties, Inc.	3,803	217,456
Sabra Health Care Real Estate Investment Trust, Inc.	4,628	126,576
Safestore Holdings PLC	68,288	321,525
Senior Housing Properties Trust	8,085	139,628
Sovran Self Storage, Inc.	2,465	234,693
Strategic Hotels & Resorts, Inc.*	66,315	906,526
Summit Hotel Properties, Inc.	6,545	89,208
Sunstone Hotel Investors, Inc.	52,408	737,381
Universal Health Realty Income Trust	969	47,452
Ventas, Inc.	20,701	1,388,830
Xenia Hotels & Resorts, Inc.#	2,586	53,608

TOTAL SPECIALIZED		$23,460,425

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $109,904,217)		$130,803,224

TOTAL REAL ESTATE RELATED SECURITIES (COST $154,995,785)		$181,117,711
COMMODITY RELATED SECURITIES – 11.8%
INVESTMENT COMPANIES – 11.8%
COMMODITY FUNDS – 11.8%
Credit Suisse Commodity Return Strategy Fund, Class I*	5,952,875	31,312,121
PIMCO CommoditiesPLUS Strategy Fund, Institutional Shares*	3,200,178	21,505,197

TOTAL COMMODITY FUNDS		$52,817,318

TOTAL INVESTMENT COMPANIES (COST $69,918,799)		$52,817,318

TOTAL COMMODITY RELATED SECURITY (COST $69,918,799)		$52,817,318

	Contracts
PURCHASED OPTIONS – 0.0%**
CALL OPTION – 0.0%**
IMM Euro$ Futures Option DEC15 MYC, Strike Price $99.38, Expiring	48	$5,100

TOTAL CALL OPTION		$5,100

	Notional Amount
CALL OPTIONS – 0.0%**
IRO USD 1Y CBK, Strike Price $0.95, Expiring 12/15/2015	$13,900,000	$10,558
IRO USD 1Y CBK, Strike Price $1.50, Expiring 4/11/2016	30,700,000	23,262
IRO USD 1Y MYC, Strike Price $0.80, Expiring 1/19/2016	9,200,000	10,231
IRO USD 1Y MYC, Strike Price $0.95, Expiring 12/15/2015	7,200,000	5,469
IRO USD 1Y MYC, Strike Price $1.50, Expiring 4/06/2016	11,500,000	8,382
IRO USD 20Y MYC, Strike Price $3.07, Expiring 10/05/2015	2,900,000	9,810

TOTAL CALL OPTIONS		$67,712
PUT OPTIONS – 0.0%**
IRO USD 30Y MYC, Strike Price $2.68, Expiring 12/11/2017	1,000,000	122,020

TOTAL PURCHASED OPTIONS (COST $256,713)		$194,832

	Number of Shares
SHORT-TERM INVESTMENTS – 1.5%
MONEY MARKET FUNDS – 1.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	6,538,254	6,538,254

TOTAL SHORT-TERM INVESTMENT (COST $6,538,254)		$6,538,254

July 31, 2015 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.9%
REPURCHASE AGREEMENT – 0.9%
Citigroup Global Markets, Inc., 0.16%, dated 7/31/15, due 8/03/15, repurchase price $780,823, collateralized by U.S. Government & Treasury Securities 0.00% to 7.00%, maturing 4/30/16 to 9/01/47; total market value of $796,429.	$780,813	$780,813
Daiwa Capital Markets America, 0.16%, dated 7/31/15, due 8/03/15, repurchase price $780,823, collateralized by U.S. Government & Treasury Securities 0.00% to 9.88%, maturing 9/03/15 to 3/01/48; total market value of $796,429.	780,813	780,813
HSBC Securities USA, Inc., 0.14%, dated 7/31/15, due 8/03/15, repurchase price $780,822, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 8/01/22 to 8/01/48; total market value of $796,429.	780,813	780,813
ING Financial Markets LLC, 0.14%, dated 7/31/15, due 8/03/15, repurchase price $780,822, collateralized by U.S. Government Securities 1.20% to 5.39%, maturing 12/01/20 to 7/01/45; total market value of $796,429.	780,813	780,813
Nomura Securities International, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $780,823, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 8/15/50 to 6/20/65; total market value of $796,429.	780,813	780,813
Royal Bank of Scotland PLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $205,469, collateralized by U.S. Treasury Securities 0.09% to 3.63%, maturing 9/30/15 to 2/15/44; total market value of $209,575.	205,466	205,466

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,109,531)		$4,109,531

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 120.2% (COST $541,693,587)		$539,325,501
	Notional Amount
WRITTEN OPTIONS – (0.1%)
CALL OPTIONS – (0.1%)
INF CAP Fwd EUR 20Y GLM, Strike Price $3.00, Expiring 6/22/2035	$(700,000)	$(22,353)
INF CAP U.S. 1Y DUB, Strike Price $3.00, Expiring 6/01/2016	(600,000)	(25)
INF CAP US YOY, Strike Price $3.00, Expiring 4/10/2020	(8,300,000)	(48,755)

Description	Notional Amount	Value
IRO GBP 10Y JPM, Strike Price $1.90, Expiring 9/09/2015	$(800,000)	$(5,691)
IRO GBP 10Y GLM, Strike Price $1.75, Expiring 8/20/2015	(800,000)	(686)
IRO USD 10Y DUB, Strike Price $2.35, Expiring 9/30/2015	(3,900,000)	(47,492)
IRO USD 1Y MYC, Strike Price $0.52, Expiring 1/19/2016	(9,200,000)	(2,399)
IRO USD 1Y MYC, Strike Price $0.66, Expiring 1/19/2016	(9,200,000)	(5,351)
IRO USD 5Y DUB, Strike Price $2.80, Expiring 10/23/2015	(2,700,000)	(11,080)
IRO USD 5Y JPM, Strike Price $2.91, Expiring 9/14/2015	(3,500,000)	(13,172)
IRO USD 5Y MYC, Strike Price $2.91, Expiring 9/14/2015	(5,400,000)	(20,323)
OTC ECAL USD vs BRL JPM, Strike Price $3.55, Expiring 8/27/2015	(2,083,000)	(19,320)

TOTAL CALL OPTIONS		$(196,647)
	Contracts
CALL OPTION – 0.0%**
U.S. 10Y Futures Option SEP15C, Strike Price $127.00, Expiring 8/21/2015	(13)	$(11,578)

TOTAL CALL OPTION		$(11,578)
	Notional Amount
PUT OPTIONS – 0.0%**
INF FLOOR US YOY, Strike Price $0.01, Expiring 4/10/2020	$(8,300,000)	$(7,240)
IRO GBP 10Y GLM, Strike Price $2.40, Expiring 8/20/2015	(800,000)	(346)
IRO USD 10Y DUB, Strike Price $2.85, Expiring 9/30/2015	(3,900,000)	(3,744)
IRO USD 10Y MYC, Strike Price $2.75, Expiring 10/05/2015	(2,500,000)	(4,836)
IRO USD 30Y MYC, Strike Price $3.12, Expiring 10/15/2015	(1,100,000)	(5,378)
IRO USD 5Y, Strike Price $2.00, Expiring 10/01/2015	(11,800,000)	(26,837)
IRO USD 5Y MYC, Strike Price $2.50, Expiring 12/11/2017	(4,200,000)	(112,358)

TOTAL PUT OPTIONS		$(160,739)
	Contracts
PUT OPTION – 0.0%**
U.S. 10Y Futures Option SEP15P, Strike Price $124.00, Expiring 8/21/2015	(13)	$(203)

TOTAL PUT OPTION		$(203)

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     59

Wilmington Multi-Manager Real Asset Fund (continued)

	Notional Amount
PUT SWAPTIONS – 0.0%**
INF Cap U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	$ (1,300,000)	$ (2,805)
INF Cap U.S. 10Y JPM, Strike Price $4.00, Expiring 5/16/2024	(100,000)	(230)
INF FLOOR U.S. YOY JPM, Strike Price $2.35, Expiring 3/24/2020	(2,300,000)	(24,053)
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(2,600,000)	(2,165)
ITRAXX Eu23 5Y, Strike Price $0.85, Expiring 8/19/2015	(400,000)	(62)
ITRAXX Eu23 5Y BRC, Strike Price $0.85, Expiring 8/19/2015	(1,100,000)	(169)
ITRAXX Eu23 5Y BRC, Strike Price $0.90, Expiring 9/16/2015	(900,000)	(400)
ITRAXX Eu23 5Y CBK, Strike Price $0.90, Expiring 8/19/2015	(300,000)	(30)
ITRAXX Eu23 5Y GST, Strike Price $0.85, Expiring 8/19/2015	(500,000)	(77)

Description	Notional Amount	Value
ITRAXX Eu23 5Y GST, Strike Price $0.90, Expiring 9/16/2015	$ (4,300,000)	$(1,913)
ITRAXX Eu23 5Y JPM, Strike Price $0.90, Expiring 9/16/2015	(500,000)	(222)
ITRAXX Eu23 5Y SOG, Strike Price $0.90, Expiring 9/16/2015	(700,000)	(311)

TOTAL PUT SWAPTIONS		$(32,437)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $497,657)		$(401,604)
Description		Value
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 120.1%		$538,923,897
COLLATERAL FOR SECURITIES ON LOAN – (0.9%)		(4,109,531)
OTHER LIABILITIES LESS ASSETS – (19.2%)		(86,062,762)

TOTAL NET ASSETS – 100.0%		$448,751,604

Cost of investments for Federal income tax purposes is $550,456,880.The net unrealized appreciation/(depreciation) of investments was $(11,532,983). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $36,693,988 and net unrealized depreciation from investments for those securities having an excess of cost over value of $48,226,971.

July 31, 2015 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$4,408,422	$—	$4,408,422
Corporate Bonds	—	22,500,468	—	22,500,468
Foreign Government Inflation-Linked Securities	—	131,229,134	—	131,229,134
Foreign Government Securities	—	21,457,340	—	21,457,340
Mortgage-Backed Securities	—	2,120,886	—	2,120,886
U.S. Government Inflation-Linked Securities	—	102,966,532	—	102,966,532
U.S. Treasury	—	9,865,073	—	9,865,073
Real Estate Related Securities
Common Stocks	42,186,246	1,297,166	—	43,483,412
Exchange-Traded Funds	6,501,879	—	—	6,501,879
Investment Companies	259,146	—	—	259,146
Preferred Stock	70,050	—	—	70,050
Real Estate Investment Trusts	130,803,224	—	—	130,803,224
Commodity Related Securities
Investment Companies	52,817,318	—	—	52,817,318
Purchased Options	—	194,832	—	194,832
Short-Term Investments
Money Market Fund	6,538,254	—	—	6,538,254
Repurchase Agreements	—	4,109,531	—	4,109,531

Total Investments in Securities	239,176,117	300,149,384	—	539,325,501

Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$4,967,577	$—	$4,967,577
Financial Futures Contracts	29,380	—	—	29,380
Credit Default Swaps	—	162,511	—	162,511
Interest Rate Swaps	—	618,444	—	618,444

Total Assets	239,205,497	305,897,916	—	545,103,413

Liabilities
Other Financial Instruments^
Written Options	$—	$(401,604)	$—	$(401,604)
Forward Foreign Currency Contracts	—	(1,421,269)	—	(1,421,269)
Financial Futures Contracts	(219,587)	—	—	(219,587)
Credit Default Swaps	—	(211,057)	—	(211,057)
Interest Rate Swaps	—	(1,832,292)	—	(1,832,292)

Total Liabilities	$(219,587)	$(3,866,222)	$—	$(4,085,809)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their market value at period end.

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     61

Wilmington Multi-Manager Real Asset Fund (continued)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At July 31, 2015, the value of these securities amounted to $1,576,256 representing 0.35% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to” qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015, these liquid restricted securities amounted to $7,634,291 representing 1.7% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund
LLC - Limited Liability Corporation
LP - Limited Partnership
GMTN - Global Medium Term Note
MTN - Medium Term Note
OAT - Obligations Assimilables
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts

Currency Code	Currency
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

At July 31, 2015, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/3/2015	Brown Brothers Harriman & Co.	1,229,714 Japanese Yen	$9,934	$9,922	$(12)
8/4/2015	Chase Manhattan Corp.	461,900,000 Japanese Yen	3,736,450	3,727,096	(9,354)
8/4/2015	Chase Manhattan Corp.	48,778,045 Euro	53,348,147	53,573,204	225,057
8/4/2015	Credit Suisse	42,646,765 Brazilian Real	12,565,340	12,436,299	(129,041)
8/4/2015	Goldman Sachs & Company	36,969,833 Brazilian Real	11,447,541	10,780,839	(666,702)
8/4/2015	HSBC Securities, Inc.	33,143,000 Pound Sterling	51,693,734	51,756,124	62,390
8/4/2015	Deutsche Bank	18,522,955 Euro	20,238,051	20,343,867	105,816
8/4/2015	Chase Manhattan Corp.	6,436,841 New Zealand Dollar	4,263,225	4,247,513	(15,712)
8/4/2015	Goldman Sachs & Company	5,102,000 Euro	5,543,143	5,603,555	60,412
8/4/2015	HSBC Securities, Inc.	3,161,000 Euro	3,424,838	3,471,744	46,906
8/4/2015	Goldman Sachs & Company	2,858,166 Brazilian Real	899,360	833,475	(65,885)
8/4/2015	Banc of America Securities	1,812,022 Brazilian Real	574,634	528,407	(46,227)
8/4/2015	JP Morgan Securities	1,716,850 Brazilian Real	505,849	500,654	(5,195)
8/4/2015	Goldman Sachs & Company	1,716,850 Brazilian Real	509,300	500,654	(8,646)
8/4/2015	Chase Manhattan Corp.	1,514,000 New Zealand Dollar	987,129	999,051	11,922
8/4/2015	Deutsche Bank	559,586 Brazilian Real	177,000	163,182	(13,818)
8/4/2015	Deutsche Bank	447,158 Brazilian Real	142,000	130,397	(11,603)
8/4/2015	HSBC Securities, Inc.	335,000 New Zealand Dollar	221,398	221,058	(340)
8/4/2015	Citigroup Global Markets	251,000 Euro	281,073	275,675	(5,398)
8/6/2015	Brown Brothers Harriman & Co.	82,959 Australian Dollar	60,712	60,616	(96)
8/24/2015	Goldman Sachs & Company	13,472,420 Indian Rupee	207,523	209,135	1,612
9/2/2015	Chase Manhattan Corp.	422,000 New Zealand Dollar	280,852	277,783	(3,069)
9/2/2015	Citigroup Global Markets	111,000 Euro	121,751	121,958	207
9/30/2015	Citigroup Global Markets	1,803,000 Mexican Peso	110,307	111,366	1,059

July 31, 2015 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
10/20/2015	Banc of America Securities	248,187,183 Indian Rupee	$3,853,240	$3,810,101	$ (43,139)
CONTRACTS SOLD
8/4/2015	Goldman Sachs & Company	461,900,000 Japanese Yen	3,734,034	3,727,096	6,938
8/4/2015	HSBC Securities, Inc.	47,732,642 Euro	53,223,877	52,425,033	798,844
8/4/2015	Credit Suisse	42,646,765 Brazilian Real	13,632,133	12,436,299	1,195,834
8/4/2015	Goldman Sachs & Company	41,544,850 Brazilian Real	12,240,675	12,114,967	125,708
8/4/2015	Chase Manhattan Corp.	29,019,000 Pound Sterling	45,664,853	45,316,084	348,769
8/4/2015	Societe General Securities	22,688,358 Euro	25,187,953	24,918,753	269,200
8/4/2015	Banc of America Securities	8,285,841 New Zealand Dollar	5,654,142	5,467,623	186,519
8/4/2015	Deutsche Bank	3,171,000 Euro	3,553,540	3,482,727	70,813
8/4/2015	Deutsche Bank	2,024,000 Pound Sterling	3,179,945	3,160,679	19,266
8/4/2015	Citigroup Global Markets	1,977,000 Pound Sterling	3,114,106	3,087,285	26,821
8/4/2015	Chase Manhattan Corp.	1,827,000 Canadian Dollar	1,458,593	1,396,911	61,682
8/4/2015	Banc of America Securities	1,812,022 Brazilian Real	533,890	528,407	5,483
8/4/2015	JP Morgan Securities	1,716,850 Brazilian Real	509,300	500,654	8,646
8/4/2015	Goldman Sachs & Company	1,464,000 Euro	1,639,215	1,607,920	31,295
8/4/2015	Deutsche Bank	1,006,744 Brazilian Real	296,624	293,578	3,046
8/4/2015	Goldman Sachs & Company	281,000 Australian Dollar	215,895	205,347	10,548
8/4/2015	Goldman Sachs & Company	257,000 Euro	283,227	282,265	962
8/4/2015	Deutsche Bank	210,000 Euro	232,807	230,644	2,163
8/4/2015	Chase Manhattan Corp.	165,000 Euro	182,853	181,220	1,633
8/4/2015	Chase Manhattan Corp.	127,000 Euro	140,409	139,485	924
8/4/2015	Chase Manhattan Corp.	123,000 Pound Sterling	188,904	192,077	(3,173)
8/4/2015	Brown Brothers Harriman & Co.	31,604 Singapore Dollar	22,958	23,035	(77)
8/5/2015	Brown Brothers Harriman & Co.	152,519 Singapore Dollar	111,153	111,160	(7)
8/24/2015	JP Morgan Securities	34,158,671 THB	1,019,662	968,266	51,396
9/2/2015	Chase Manhattan Corp.	461,900,000 Japanese Yen	3,737,542	3,728,244	9,298
9/2/2015	Chase Manhattan Corp.	48,778,045 Euro	53,367,737	53,593,473	(225,736)
9/2/2015	Goldman Sachs & Company	36,969,833 Brazilian Real	11,328,972	10,662,612	666,360
9/2/2015	HSBC Securities, Inc.	33,143,000 Pound Sterling	51,683,194	51,745,269	(62,075)
9/2/2015	Deutsche Bank	18,522,955 Euro	20,245,646	20,351,564	(105,918)
9/2/2015	Chase Manhattan Corp.	6,436,841 New Zealand Dollar	4,253,081	4,237,071	16,010
9/2/2015	Citigroup Global Markets	90,000 Euro	98,839	98,885	(46)
9/18/2015	HSBC Securities, Inc.	8,652,000 Turkish Lira	3,209,028	3,077,230	131,798
9/18/2015	Citigroup Global Markets	1,732,000 Turkish Lira	629,360	616,015	13,345
9/22/2015	JP Morgan Securities	4,073,311,320 COP	1,463,167	1,409,993	53,174
9/30/2015	Citigroup Global Markets	110,359,212 Mexican Peso	6,980,944	6,816,555	164,389
9/30/2015	Credit Suisse	61,770,857 Mexican Peso	3,900,660	3,815,399	85,261
10/20/2015	HSBC Securities, Inc.	751,965,000 South Korean Won	661,388	641,176	20,212
10/21/2015	Deutsche Bank	15,095,706 South African Rand	1,199,586	1,175,842	23,744
1/5/2016	Citigroup Global Markets	1,564,186 Brazilian Real	468,291	433,326	34,965
1/5/2016	Citigroup Global Markets	311,002 Brazilian Real	93,307	86,157	7,150
NET UNREALIZED APPRECIATION (DEPRECIATION)
ON FORWARD FOREIGN CURRENCY CONTRACTS					$3,546,308

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     63

Wilmington Multi-Manager Real Asset Fund (continued)

At July 31, 2015, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/3/2015	Citigroup Global Markets	90,000 Euro	$ 98,802	$ 98,842	$ 40
8/3/2015	Brown Brothers Harriman & Co.	7,773 Euro	8,471	8,536	65
8/4/2015	Brown Brothers Harriman & Co.	238,706 Australian Dollar	174,451	174,439	(12)
8/4/2015	Brown Brothers Harriman & Co.	11,789 Euro	12,981	12,947	(34)
CONTRACTS SOLD
8/3/2015	Brown Brothers Harriman & Co.	11,859 Swiss Franc	12,208	12,273	(65)
8/4/2015	Brown Brothers Harriman & Co.	11,832 Swiss Franc	12,253	12,244	9
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ON FOREIGN
EXCHANGE CONTRACTS					$ 3

At July 31, 2015, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
10YR US Treasury Note(CBT)	September 2015	23	$2,908,683	$2,931,062	$ 22,379
US LONG BOND(CBT)	September 2015	1	148,936	155,937	7,001
SHORT POSITIONS:
5YR US Treasury Note(CBT)	September 2015	64	7,619,118	7,670,000	(50,882)
90 DAY EURO DOLLAR	December 2015	193	47,959,287	47,996,688	(37,401)
90 DAY EURO DOLLAR	March 2016	110	27,276,971	27,308,875	(31,904)
90 DAY EURO DOLLAR	September 2016	11	2,716,397	2,720,025	(3,628)
90 DAY EURO DOLLAR	December 2016	104	25,612,611	25,664,600	(51,989)
90 DAY EURO DOLLAR	March 2017	105	25,824,279	25,868,062	(43,783)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON
FINANCIAL FUTURES CONTRACTS					$ (190,207)

At July 31, 2015, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared
Chicago Mercantile Exchange*	7/10/25	$21,500,000	6.42%	28 Day MXN TIIE	$(17,478)	$ —	$ (17,478)
Chicago Mercantile Exchange*	6/28/35	1,500,000	7.03%	28 Day MXN TIIE	(1,120)	—	(1,120)
Chicago Mercantile Exchange*	6/28/35	15,800,000	7.03%	29 Day MXN TIIE	(10,469)	2,743	(13,212)
Chicago Mercantile Exchange*	5/06/17	12,600,000	1.30%	3 Month USD LIBOR	(25,460)	194	(25,654)
Chicago Mercantile Exchange*	12/16/17	14,700,000	1.50%	3 Month USD LIBOR	(98,931)	(78,304)	(20,627)
Credit Suisse International#	12/16/20	7,000,000	2.00%	3 Month USD LIBOR	45,279	9,893	35,386
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	4,860	4,860	—
Credit Suisse International*	12/16/45	9,800,000	2.75%	3 Month USD LIBOR	81,468	465,970	(384,502)
London Clearing House*	12/16/45	500,000	2.75%	3 Month USD LIBOR	3,039	26,623	(23,584)
Chicago Mercantile Exchange#	12/16/45	200,000	2.75%	3 Month USD LIBOR	1,640	1,640	—
Chicago Mercantile Exchange#	9/16/25	3,100,000	0.75%	6 Month EUR LIBOR	85,553	(37,594)	123,147
Chicago Mercantile Exchange*	12/31/16	25,600,000	1.60%	6 Month GBP LIBOR	369,074	—	369,074
Chicago Mercantile Exchange*	12/31/19	10,500,000	2.27%	6 Month GBP LIBOR	(482,551)	—	(482,551)
Chicago Mercantile Exchange*	9/16/25	630,000	2.00%	6 Month GBP LIBOR	5,221	23,338	(18,117)
Chicago Mercantile Exchange*	9/16/45	1,200,000	2.00%	6 Month GBP LIBOR	83,789	156,340	(72,551)

July 31, 2015 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange*	9/18/23	$140,000,000	1.00%	6 Month JPY LIBOR	$(50,339)	$(9,264)	$(41,075)
Chicago Mercantile Exchange*	9/18/23	120,000,000	1.00%	6 Month JPY LIBOR	(43,147)	(6,099)	(37,048)
Chicago Mercantile Exchange*	3/20/24	60,000,000	1.00%	6 Month JPY LIBOR	(21,397)	(21,678)	281
London Clearing House*	12/16/25	4,500,000	2.50%	6 Month USD LIBOR	(42,297)	68,277	(110,574)
					$(113,266)	$606,939	$(720,205)
Over the Counter
JP Morgan Chase Bank NA#	1/02/18	$7,500,000	13.03%	BRL Cetip	$9,702	$(9,380)	$19,082
HSBC Bank USA NA#	1/02/18	3,300,000	13.03%	BRL Cetip	4,269	(3,289)	7,558
HSBC Bank USA NA#	1/02/18	2,600,000	13.22%	BRL Cetip	4,399	—	4,399
Goldman Sachs Group, Inc.#	1/02/18	2,500,000	13.03%	BRL Cetip	3,234	1,406	1,828
Barclays Bank PLC#	1/02/18	1,100,000	13.03%	BRL Cetip	1,423	(132)	1,555
Goldman Sachs Group, Inc.#	1/14/30	1,180,000	3.14%	UK RPI All Items NSA	(22,289)	—	(22,289)
Goldman Sachs Group, Inc.#	4/15/30	1,100,000	3.20%	UK RPI All Items NSA	(22,018)	—	(22,018)
Goldman Sachs Group, Inc.#	5/15/30	600,000	3.32%	UK RPI All Items NSA	5,517	—	5,517
Citibank NA#	5/15/30	300,000	3.35%	UK RPI All Items NSA	5,331	—	5,331
Credit Suisse International#	5/15/30	100,000	3.35%	UK RPI All Items NSA	1,849	—	1,849
Bank of America NA#	4/08/35	600,000	3.31%	UK RPI All Items NSA	(22,988)	—	(22,988)
Credit Suisse International#	4/15/35	700,000	3.34%	UK RPI All Items NSA	(18,589)	369	(18,958)
Goldman Sachs Group, Inc.#	4/15/35	200,000	3.36%	UK RPI All Items NSA	(3,480)	—	(3,480)
Bank of America NA#	12/11/44	200,000	3.55%	UK RPI All Items NSA	18,934	135	18,799
Credit Suisse International#	1/12/45	100,000	3.33%	UK RPI All Items NSA	(7,690)	1,062	(8,752)
Barclays Bank PLC*	12/19/15	2,800,000	1.73%	US Urban Consumers NSA	(45,863)	—	(45,863)
Deutsche Bank AG*	11/29/16	3,500,000	1.85%	US Urban Consumers NSA	(95,198)	—	(95,198)
Deutsche Bank AG*	2/10/17	6,200,000	1.93%	US Urban Consumers NSA	(168,723)	—	(168,723)
Goldman Sachs Group, Inc.*	2/12/17	500,000	2.42%	US Urban Consumers NSA	(27,222)	—	(27,222)
RBS Securities, Inc.*	7/15/17	2,400,000	2.25%	US Urban Consumers NSA	(137,160)	98	(137,258)
Citibank NA*	7/15/17	200,000	2.25%	US Urban Consumers NSA	(11,430)	20	(11,450)
Deutsche Bank AG#	5/12/25	2,800,000	2.06%	US Urban Consumers NSA	24,638	—	24,638
					$(503,354)	$(9,711)	$(493,643)
Net Unrealized Appreciation
(Depreciation) on Interest Rate
Swap Contracts					$(616,620)	$597,228	$(1,213,848)

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     65

Wilmington Multi-Manager Real Asset Fund (concluded)

At July 31, 2015, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at July 31, 2015(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared
Intercontinental Exchange##	6/20/20	$693,000	5.00%	CDX HY24 5Y ICE	3.51%	$43,090	$ (43,006)	$ 86,096
Intercontinental Exchange##	6/20/20	2,100,000	1.00%	CDX IG24 5Y ICE	0.70%	29,041	(30,408)	59,449
Intercontinental Exchange##	6/20/20	600,000	1.00%	CDX IG24 5Y ICE	0.70%	8,297	(8,669)	16,966
						$80,428	$ (82,083)	$ 162,511
Over the Counter
Goldman Sachs Group, Inc.##	9/20/20	100,000	5.00%	CHESAPEAK ENERGY SNR SP GST	7.56%	(8,843)	9,469	(18,312)
Morgan Stanley Capital Services##	3/20/19	200,000	5.00%	CHESAPEAK ENERGY SNR SP MYC	7.35%	(10,228)	13,674	(23,902)
Citibank NA##	9/20/20	200,000	1.00%	FREEPORT-MCMORAN SNR SP CBK	5.20%	(30,295)	33,583	(63,878)
JP Morgan Chase Bank NA##	9/20/20	300,000	1.00%	FREEPORT-MCMORAN SNR SP JPM	5.00%	(45,443)	49,057	(94,500)
Morgan Stanley Capital Services##	3/20/16	100,000	1.00%	GAZPROM SNR EM SP GST	8.00%	(1,241)	4,228	(5,469)
JP Morgan Chase Bank NA##	3/20/16	100,000	1.00%	GAZPROM SNR EM SP JPM	7.10%	(1,241)	3,755	(4,996)
						$(97,291)	$113,766	$(211,057)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ON
CREDIT DEFAULT SWAP
CONTRACTS						$(16,863)	$ 31,683	$ (48,546)

* Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 98.9%
ALTERNATIVE INVESTMENT FUNDS – 12.5%
AQR Managed Futures Strategy Fund, Class I	103,740	$1,121,431
Blackstone Alt Multi-Strategy, Class Y	80,058	838,208
Gateway Fund, Class Y	39,321	1,187,481
Legg Mason BW Absolute Return
Opportunities Fund, Class I	123,037	1,496,136

TOTAL ALTERNATIVE INVESTMENT FUNDS		$4,643,256
COMMODITY FUND – 0.6%
Credit Suisse Commodity Return Strategy Fund, Class I*	44,495	234,043
DEBT FUNDS – 58.9%
Fidelity Focused High Income	121,815	1,040,301
FPA New Income, Inc.	158,569	1,599,958
RidgeWorth Seix Floating Rate High Income Fund, Class I	102,010	897,688
Wilmington Broad Market Bond Fund, Class I§	608,335	5,876,520
Wilmington Intermediate-Term Bond Fund, Class I§	1,243,573	12,373,550

TOTAL DEBT FUNDS		$21,788,017
EQUITY FUNDS – 18.4%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	6,318	217,515
Diamond Hill Large Cap Fund, Class Y	9,360	220,609
LSV Value Equity Fund, Class I	9,472	231,121
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	16,653	736,247
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	18,975	337,951
T Rowe Price Institutional Large-Cap Growth Fund, Class I	22,657	695,807
Wilmington Large-Cap Strategy Fund, Class I§	41,151	773,646

Description	Number of Shares	Value
Wilmington Mid-Cap Growth Fund, Class I§	22,241	$388,323
Wilmington Multi-Manager International Fund, Class I§	379,401	2,944,153
Wilmington Small-Cap Strategy Fund, Class I§	18,512	271,936

TOTAL EQUITY FUNDS		$6,817,308
EXCHANGE-TRADED FUNDS – 8.5%
iShares Cohen & Steers REIT ETF	4,245	404,506
iShares Global Energy ETF	2,120	69,494
iShares Russell Mid-Cap Value ETF	1,500	109,785
iShares Russell Top 200 Growth ETF	16,700	902,802
iShares Russell Top 200 Value ETF	6,275	273,088
iShares TIPS ETF	8,297	934,657
SPDR Dow Jones International Real Estate ETF	10,360	438,124

TOTAL EXCHANGE-TRADED FUNDS		$3,132,456

TOTAL INVESTMENT COMPANIES
(COST $35,023,696)		$36,615,080
MONEY MARKET FUND – 1.0%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	381,135	381,135

TOTAL MONEY MARKET FUND
(COST $381,135)		$381,135

TOTAL INVESTMENTS – 99.9%
(COST $35,404,831)		$36,996,215
OTHER ASSETS LESS LIABILITIES – 0.1%		28,806

TOTAL NET ASSETS – 100.0%		$37,025,021

Cost of investments for Federal income tax purposes is $35,802,784.The net unrealized appreciation/(depreciation) of investments was $1,193,431. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,909,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $715,920.

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     67

Wilmington Strategic Allocation Conservative Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$36,615,080	$—	$—	$36,615,080
Money Market Fund	381,135	—	—	381,135

Total	$36,996,215	$—	$—	$36,996,215

*	Non-income producing security.
^	7-Day net yield.
§	Affiliated company. See Note 4 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 82.7%
ALTERNATIVE INVESTMENT FUNDS – 15.9%
AQR Managed Futures Strategy Fund,
Class I	162,675	$1,758,517
Blackstone Alt Multi-Strategy, Class Y	129,138	1,352,079
Fidelity Focused High Incm	124,224	1,060,872
Gateway Fund, Class Y	66,936	2,021,453
Legg Mason BW Absolute Return
Opportunities Fund, Class I	181,506	2,207,108

TOTAL ALTERNATIVE INVESTMENT FUNDS		$8,400,029
COMMODITY FUND – 0.6%
Credit Suisse Commodity Return Strategy Fund, Class I*	67,439	354,728
DEBT FUNDS – 4.8%
FPA New Income, Inc.	137,478	1,387,151
RidgeWorth Seix Floating Rate High Income Fund, Class I	129,381	1,138,554

TOTAL DEBT FUNDS		$2,525,705
EQUITY FUNDS – 42.6%
DFA U.S. Small Cap Value Portfolio,
Institutional Shares	12,745	438,795
Diamond Hill Large Cap Fund, Class Y	43,470	1,024,589
Harbor International Fund, Institutional Shares	62,606	4,355,488
Lazard Emerging Markets Equity Portfolio, Institutional Shares	16,210	261,144
LSV Value Equity Fund, Class I	41,573	1,014,386
MFS International New Discovery Fund, Class I	21,951	652,820
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	70,162	3,101,879
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	45,877	817,077
T Rowe Price Institutional Large-Cap Growth Fund, Class I	99,420	3,053,182
Wilmington Mid-Cap Growth Fund, Class I§	105,946	1,849,818
Wilmington Multi-Manager International
Fund, Class I§	716,219	5,557,863
Wilmington Small-Cap Strategy Fund, Class I§	26,897	395,123

TOTAL EQUITY FUNDS		$22,522,164
EXCHANGE-TRADED FUNDS – 18.8%
iShares Cohen & Steers REIT ETF#	5,125	488,361

Description	Number of Shares	Value
iShares Global Energy ETF	10,650	$349,107
iShares Russell Mid-Cap Value ETF#	8,050	589,179
iShares Russell Top 200 Growth ETF	92,275	4,988,386
iShares Russell Top 200 Value ETF#	38,675	1,683,136
iShares TIPS ETF#	11,100	1,250,415
SPDR Dow Jones International Real Estate ETF	13,500	570,915

TOTAL EXCHANGE-TRADED FUNDS		$9,919,499

TOTAL INVESTMENT COMPANIES
(COST $39,078,601)		$43,722,125

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$614	$675
Series 2012-114, Class VM,
3.50%, 10/25/25	163,598	173,096

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$173,771
WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.68%, 2/25/34Δ	43,934	43,693
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	31,305	28,300

TOTAL WHOLE LOAN		$71,993

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $258,275)		$245,764
CORPORATE BONDS – 6.5%
AEROSPACE & DEFENSE – 0.2%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	85,000	87,424
BANKS – 0.2%
BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,214
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	35,000	34,812
Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	5,000	4,939
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	20,000	20,589
Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,006

TOTAL BANKS		$100,560

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     69

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
BEVERAGES – 0.4%
Anheuser-Busch Cos. LLC,
Company Guaranteed, 5.05%, 10/15/16	$130,000	$136,398
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	10,000	9,865
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.70%, 11/15/22	40,000	38,755

TOTAL BEVERAGES		$185,018
BIOTECHNOLOGY – 0.1%
Amgen, Inc.,
Sr. Unsecured, 4.40%, 5/01/45	25,000	23,522
Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	40,000	38,587

TOTAL BIOTECHNOLOGY		$62,109
CAPITAL MARKETS – 0.2%
BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	39,306
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	15,000	15,231
Morgan Stanley,
Sr. Unsecured, 1.48%, 2/25/16Δ	35,000	35,140
Morgan Stanley,
Sr. Unsecured, 1.08%, 1/24/19Δ	30,000	29,947

TOTAL CAPITAL MARKETS		$119,624
COMMERCIAL BANKS – 0.1%
HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	40,882
Wells Fargo & Co.,
Series M, Subordinated, 3.45%, 2/13/23	35,000	34,949

TOTAL COMMERCIAL BANKS		$75,831
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	71,345
COMPUTERS – 0.2%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	45,000	45,134
Hewlett-Packard Co.,
Sr. Unsecured, 3.30%, 12/09/16	40,000	40,963

TOTAL COMPUTERS		$86,097
CONSUMER FINANCE – 0.1%
American Express Co.,
Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	30,000	29,903
DIVERSIFIED FINANCIAL SERVICES – 0.6%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	50,000	50,210
Citigroup, Inc.,
Sr. Unsecured, 6.00%, 8/15/17	100,000	108,413
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	125,186

Description	Par Value	Value
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16Ω	$25,000	$25,144
TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	18,000	17,997

TOTAL DIVERSIFIED FINANCIAL SERVICES		$326,950
ELECTRIC – 0.5%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	35,000	37,172
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	10,000	10,432
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	98,237
Pacific Gas & Electric Co.,
Sr. Unsecured, 3.75%, 2/15/24	20,000	20,601
UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	70,000	74,908

TOTAL ELECTRIC		$241,350
ELECTRONICS – 0.0%**
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	20,000	19,835
ENVIRONMENTAL CONTROL – 0.2%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	60,000	60,967
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	35,000	35,603
Waste Management, Inc.,
Company Guaranteed, 4.10%, 3/01/45	25,000	23,166

TOTAL ENVIRONMENTAL CONTROL		$119,736
FOOD – 0.2%
Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	100,000	100,488
HEALTH CARE PROVIDERS & SERVICES – 0.0%**
UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	24,103
HOME FURNISHINGS – 0.2%
Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	70,672
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	10,589

TOTAL HOME FURNISHINGS		$81,261
HOUSEHOLD PRODUCTS – 0.1%
Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	63,012
INSURANCE – 0.4%
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	40,000	41,089
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	35,000	35,369
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	63,998

July 31, 2015 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	$45,000	$44,485

TOTAL INSURANCE		$184,941
MEDIA – 0.2%
CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	25,000	22,668
Time Warner, Inc.,
Company Guaranteed, 4.85%, 7/15/45	25,000	24,671
Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	60,819

TOTAL MEDIA		$108,158
METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	60,000	74,121
MISCELLANEOUS MANUFACTURING – 0.1%
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	46,235
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,529

TOTAL MISCELLANEOUS MANUFACTURING		$66,764
OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.,
Sr. Unsecured, 2.75%, 3/15/19#	30,000	30,464
OIL & GAS – 0.4%
BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	47,586
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	30,000	30,195
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	15,000	14,711
Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	45,000	42,441
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	20,000	19,683
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	70,000	56,975
Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	10,000	9,500

TOTAL OIL & GAS		$221,091
PHARMACEUTICALS – 0.1%
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	18,953
Actavis Funding SCS,
Company Guaranteed, 4.75%, 3/15/45	10,000	9,495
Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	20,000	21,253
Merck & Co., Inc.,
Sr. Unsecured, 3.70%, 2/10/45	10,000	9,208

TOTAL PHARMACEUTICALS		$58,909

Description	Par Value	Value
PIPELINES – 0.2%
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	$35,000	$32,672
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	43,808
Spectra Energy Partners LP,
Sr. Unsecured, 4.50%, 3/15/45	25,000	22,116

TOTAL PIPELINES		$98,596
REAL ESTATE INVESTMENT TRUSTS – 0.8%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	15,000	15,861
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	100,000	108,149
Digital Realty Trust LP,
Company Guaranteed, 5.88%, 2/01/20#	100,000	112,435
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	15,000	15,116
Health Care REIT, Inc.,
Sr. Unsecured, 4.70%, 9/15/17	100,000	106,123
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	38,922
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	15,000	14,657
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	35,000	35,350

TOTAL REAL ESTATE INVESTMENT TRUSTS		$446,613
RETAIL – 0.1%
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	30,000	32,321
SEMICONDUCTORS – 0.1%
Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	34,057
TELECOMMUNICATIONS – 0.3%
AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17	35,000	34,791
AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	15,000	13,914
AT&T, Inc.,
FRN, Sr. Unsecured, 1.15%, 11/27/18Δ	55,000	55,389
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	35,000	40,049

TOTAL TELECOMMUNICATIONS		$144,143
TRANSPORTATION – 0.2%
FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	26,641
FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	15,000	13,720
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,993

TOTAL TRANSPORTATION		$96,354

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     71

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
TRUCKING & LEASING – 0.0%**
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	$20,000	$21,064

TOTAL CORPORATE BONDS
(COST $3,352,149)		$3,412,242
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	59,828	68,092
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	48,410	55,702

TOTAL AIRLINES		$123,794

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $107,633)		$123,794
MORTGAGE-BACKED SECURITIES – 4.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.5%
Pool A15865, 5.50%, 11/01/33	55,894	62,789
Pool A19412, 5.00%, 3/01/34	169,931	190,899
Pool C00478, 8.50%, 9/01/26	2,391	2,800
Pool C03517, 4.50%, 9/01/40	45,795	49,749
Pool C03849, 3.50%, 4/01/42	63,634	66,217
Pool C04305, 3.00%, 11/01/42	209,884	211,318
Pool C09020, 3.50%, 11/01/42	207,142	215,112
Pool G05774, 5.00%, 1/01/40	333,641	371,891
Pool G07889, 3.50%, 8/01/43	48,438	50,302
Pool Q23891, 4.00%, 12/01/43	78,156	83,400

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,304,477
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
Pool 326445, 0.88%, 5/21/18	165,000	164,500
Pool 533246, 7.50%, 4/01/30	5,095	5,265
Pool 580676, 1.63%, 11/27/18	165,000	167,462
Pool AB4089, 3.00%, 12/01/26	44,324	46,289
Pool AJ4050, 4.00%, 10/01/41	142,334	151,870
Pool AS0302, 3.00%, 8/01/43	87,635	88,479
Pool AT7899, 3.50%, 7/01/43	92,176	95,889
Pool AX5302, 4.00%, 1/01/42	42,802	45,669

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$765,423
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	16,985	19,801

Description	Par Value	Value
Pool 354765, 7.00%, 2/15/24	$21,248	$24,691
Pool 354827, 7.00%, 5/15/24	22,743	26,307

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$70,799

TOTAL MORTGAGE-BACKED SECURITIES
(COST $2,093,263)		$2,140,699
U.S. TREASURY – 4.2%
U.S. TREASURY BONDS – 0.9%
3.00%, 11/15/44	53,000	53,874
3.13%, 8/15/44	11,000	11,453
3.38%, 5/15/44	139,000	151,676
3.63%, 2/15/44	87,000	99,366
4.38%, 5/15/40	120,000	152,956
4.75%, 2/15/37	21,000	28,135

TOTAL U.S. TREASURY BONDS		$497,460
U.S. TREASURY NOTES – 3.3%
0.63%, 9/30/17	40,000	39,909
0.88%, 10/15/17	360,000	360,929
1.50%, 12/31/18	87,000	87,990
1.50%, 3/31/19	100,000	101,013
1.50%, 11/30/19	40,000	40,179
1.63%, 11/15/22	96,000	93,736
2.00%, 2/15/25	115,000	113,192
2.13%, 6/30/22	175,000	177,407
2.13%, 5/15/25	140,000	139,265
2.13%, 8/31/20	115,000	118,069
2.25%, 11/15/24	80,000	80,542
2.38%, 8/15/24	55,000	55,991
3.50%, 5/15/20	100,000	109,106
4.50%, 2/15/16	100,000	102,284
4.50%, 5/15/17	100,000	106,869

TOTAL U.S. TREASURY NOTES		$1,726,481

TOTAL U.S. TREASURY
(COST $2,153,222)		$2,223,941

	Number of Shares
MONEY MARKET FUND – 1.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	936,032	$936,032

TOTAL MONEY MARKET FUND
(COST $936,032)		$936,032

TOTAL INVESTMENTS IN SECURITIES – 99.9%
(COST $47,979,175)		$52,804,597

July 31, 2015 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.8%
REPURCHASE AGREEMENTS – 1.8%
Citigroup Global Markets, Inc., 0.16%, dated 7/31/15, due 8/03/15, repurchase price $175,127, collateralized by U.S. Government & Treasury Securities 0.00% to 7.00%, maturing 4/30/16 to 9/01/47; total market value of $178,627.	$175,125	$175,125
Daiwa Capital Markets America, 0.16%, dated 7/31/15, due 8/03/15, repurchase price $175,127, collateralized by U.S. Government & Treasury Securities 0.00% to 9.88%, maturing 9/03/15 to 3/01/48; total market value of $178,627.	175,125	175,125
HSBC Securities USA, Inc., 0.14%, dated 7/31/15, due 8/03/15, repurchase price $175,127, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 8/01/22 to 8/01/48; total market value of $178,628.	175,125	175,125
Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $175,127, collateralized by U.S. Government Securities 2.38% to 4.66%, maturing 10/20/61 to 7/20/62; total market value of $178,628.	175,125	175,125
Nomura Securities International, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $175,127, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 8/15/50 to 6/20/65; total market value of $178,627.	175,125	175,125

Description	Par Value	Value
Royal Bank of Scotland PLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $46,080, collateralized by U.S. Treasury Securities 0.09% to 3.63%, maturing 9/30/15 to 2/15/44; total market value of $47,002	$46,080	$46,080

TOTAL REPURCHASE AGREEMENTS		$921,705

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $921,705)		$921,705

TOTAL INVESTMENTS – 101.7%
(COST $48,900,880)		$53,726,302
COLLATERAL FOR SECURITIES ON LOAN – (1.8%)		(921,705)
OTHER ASSETS LESS LIABILITIES – 0.1%		31,713

TOTAL NET ASSETS – 100.0%		$52,836,310

Cost of investments for Federal income tax purposes is $49,585,273. The net unrealized appreciation/(depreciation) of investments was $4,141,029. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,292,493 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,151,464.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$43,722,125	$—	$—	$43,722,125
Collateralized Mortgage Obligations	—	245,764	—	245,764
Corporate Bonds	—	3,412,242	—	3,412,242
Enhanced Equipment Trust Certificates	—	123,794	—	123,794
Mortgage-Backed Securities	—	2,140,699	—	2,140,699
U.S. Treasury	—	2,223,941	—	2,223,941
Money Market Fund	936,032	—	—	936,032
Repurchase Agreements	—	921,705	—	921,705

Total	$44,658,157	$9,068,145	$—	$53,726,302

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     73

Wilmington Strategic Allocation Moderate Fund (concluded)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.
Ω	Denotes a restricted security that may be resold without restriction to” qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015, these liquid restricted securities amounted to $150,330 representing 0.3% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:
ETF - Exchange Traded Fund
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GMTN - Global Medium Term Note
GNMA - Government National Mortgage Association
LLC - Limited Liability Corporation
LP - Limited Partnership
MTN - Medium Term Note
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts
TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 98.5%
ALTERNATIVE INVESTMENT FUNDS – 6.3%
AQR Managed Futures Strategy Fund, Class I	89,201	$964,264
Gateway Fund, Class Y	35,898	1,084,116

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,048,380
COMMODITY FUND – 0.7%
Credit Suisse Commodity Return Strategy Fund, Class I*	43,324	227,886
EQUITY FUNDS – 66.7%
DFA U.S. Small Cap Value Portfolio, Institutional Class	9,008	310,161
Diamond Hill Large Cap Fund, Class Y	42,655	1,005,374
Harbor International Fund, Institutional Shares	23,970	1,667,567
LSV Value Equity Fund, Class I	40,916	998,345
MFS International New Discovery Fund, Class I	5,842	173,738
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	71,366	3,155,094
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	39,040	695,309
T Rowe Price Institutional Large-Cap Growth Fund, Class I	103,802	3,187,751
Wilmington Large-Cap Strategy Fund, Class I§	39	739

Description	Number of Shares	Value
Wilmington Mid-Cap Growth Fund, Class I§	91,016	$1,589,145
Wilmington Multi-Manager International Fund, Class I§	1,073,849	8,333,064
Wilmington Small-Cap Strategy Fund, Class I§	34,123	501,273

TOTAL EQUITY FUNDS		$21,617,560
EXCHANGE-TRADED FUNDS – 24.8%
iShares Cohen & Steers REIT ETF	3,171	302,165
iShares Global Energy ETF	8,775	287,644
iShares Russell Mid-Cap Value	7,550	552,585
iShares Russell Top 200 Growth	82,817	4,477,087
iShares Russell Top 200 Value	30,204	1,314,478
iShares TIPS ETF	6,862	773,004
SPDR Dow Jones International Real Estate ETF	7,890	333,668

TOTAL EXCHANGE-TRADED FUNDS		$8,040,631

TOTAL INVESTMENT COMPANIES
(COST $26,439,639)		$31,934,457
MONEY MARKET FUND – 1.5%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	475,272	475,272

TOTAL MONEY MARKET FUND
(COST $475,272)		$475,272

TOTAL INVESTMENTS – 100.0%
(COST $26,914,911)		$32,409,729
OTHER LIABILITIES LESS ASSETS – 0.0%**		(8,452)

TOTAL NET ASSETS – 100.0%		$32,401,277

Cost of investments for Federal income tax purposes is $30,923,851. The net unrealized appreciation/(depreciation) of investments was $1,485,878.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $ 5,832,729 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,346,851.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$31,934,457	$—	$—	$31,934,457
Money Market Fund	475,272	—	—	475,272

Total	$32,409,729	$—	$—	$32,409,729

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     75

Wilmington Strategic Allocation Aggressive Fund

*	Non-income producing security.
^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts
TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES – 0.2%
FINANCIAL SERVICES – 0.2%
LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26Ω	$847,841	$940,518
WHOLE LOAN – 0.0%**
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.20%, 10/15/24Δ,Ω	152,971	153,396

TOTAL ASSET-BACKED SECURITIES (COST $1,000,812)		$1,093,914
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.1%
Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A2, 5.63%, 4/10/49Δ	49,719	50,645
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4,
5.44%, 6/12/47	554,203	579,042

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$629,687
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.4%
3.50%, 5/01/45	1,489,345	1,545,706
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%
Series 1988-23, Class C, 9.75%, 9/25/18	1,843	2,026
Series 2005-29, Class WC, 4.75%, 4/25/35	46,185	50,559
Series 2012-114, Class VM,
3.50%, 10/25/25	2,208,567	2,336,801

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,389,386
WHOLE LOAN – 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.67%, 2/25/34Δ	218,102	216,906
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	411,337	417,197
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	626,091	565,994
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	675,978	694,148

TOTAL WHOLE LOAN		$1,894,245

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,642,253)		$6,459,024

Description	Par Value	Value
CORPORATE BONDS – 42.8%
AEROSPACE & DEFENSE – 0.8%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	$1,735,000	$1,784,481
L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,063,269
Textron, Inc.,
Sr. Unsecured, 3.88%, 3/01/25	750,000	749,554

TOTAL AEROSPACE & DEFENSE		$3,597,304
AUTO MANUFACTURERS – 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsecured, 2.15%, 1/09/18	650,000	650,725
AUTOMOTIVE – 1.6%
Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21Ω	250,000	263,380
Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,223,176
Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	272,560
Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	562,900
Ford Motor Credit Co., LLC,
Sr. Unsecured, 4.25%, 9/20/22	450,000	466,726
General Motors Co., Inc.,
Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,195,000
General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	600,000	605,625
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	300,000	314,625
Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15Ω	250,000	250,219
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16Ω	575,000	578,309

TOTAL AUTOMOTIVE		$6,732,520
BEVERAGES – 0.2%
Dr. Pepper Snapple Group,
Company Guaranteed, 2.60%, 1/15/19Δ	1,000,000	1,017,847
BIOTECHNOLOGY – 0.6%
Amgen, Inc.,
Sr. Unsecured, 4.40%, 5/01/45	1,180,000	1,110,260
Celgene Corp.,
Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,496,178

TOTAL BIOTECHNOLOGY		$2,606,438
CAPITAL MARKETS – 0.9%
BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	280,514

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     77

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	$1,370,000	$1,391,073
Charles Schwab Corp.,
Sr. Unsecured, 4.45%, 7/22/20	250,000	276,494
Morgan Stanley,
Sr. Unsecured, 1.53%, 2/25/16Δ	1,050,000	1,054,188
Raymond James Financial,
Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,022,085

TOTAL CAPITAL MARKETS		$4,024,354
COMMERCIAL BANKS – 6.5%
BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	709,406
BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,651,683
Branch Banking & Trust Co.,
Subordinated, 3.80%, 10/30/26	1,000,000	1,023,227
Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	750,000	751,437
Capital One NA/Mclean VA,
Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	676,242
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,675,961
Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,303,016
Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	230,000	227,211
Commonwealth Bank of Australia,
Sr. Unsecured, 0.67%, 3/12/18Δ,Ω	1,000,000	998,800
Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,273,116
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	530,000	545,618
Fifth Third Bank/Cincinnati OH,
Sr. Unsecured, 1.35%, 6/01/17	1,000,000	999,224
Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/23/20Δ	1,850,000	1,869,220
JPMorgan Chase & Co.,
Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,597,495
KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 1.10%, 11/25/16#	1,000,000	999,958
KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 2.50%, 12/15/19	750,000	758,818
PNC Bank NA,
Sr. Unsecured, 2.40%, 10/18/19	1,500,000	1,513,441
PNC Bank NA,
Subordinated Note, 2.95%, 1/30/23	350,000	342,452
PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	1,500,000	1,520,230
SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,021,004
TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	847,000	846,861

Description	Par Value	Value
US Bancorp/MN,
Subordinated, MTN, 2.95%, 7/15/22	$2,000,000	$1,984,186
US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,008,015
Wells Fargo & Co.,
Sr. Unsecured, 3.68%, 6/15/16Δ	500,000	512,588

TOTAL COMMERCIAL BANKS		$27,809,209
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp.,
Subordinated Note, 5.30%, 2/11/21	250,000	282,828
COMPUTERS – 1.1%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17#	1,580,000	1,584,705
Hewlett-Packard Co.,
Sr. Unsecured, 3.00%, 9/15/16	500,000	509,047
Hewlett-Packard Co.,
Sr. Unsecured, 3.30%, 12/09/16	2,100,000	2,150,580
Hewlett-Packard Co.,
Sr. Unsecured, 2.60%, 9/15/17	500,000	508,422

TOTAL COMPUTERS		$4,752,754
CONSUMER FINANCE – 0.2%
American Express Co.,
Sr. Unsecured, 0.85%, 5/22/18Δ	655,000	652,881
DIVERSIFIED FINANCIAL SERVICES – 2.3%
Bank of America Corp.,
Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,313,049
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,280,360
Bank of America Corp.,
Sr. Unsecured, MTN, 1.35%, 3/22/18Δ	1,500,000	1,513,315
Bank of America Corp.,
Subordinated, MTN, 4.25%, 10/22/26	1,000,000	988,329
Citigroup, Inc.,
Sr. Unsecured, 1.25%, 1/15/16	63,000	63,126
Citigroup, Inc.,
Sr. Unsecured, 4.45%, 1/10/17	250,000	260,695
Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	305,672
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,251,864
JPMorgan Chase & Co.,
Sr. Unsecured, 2.60%, 1/15/16	500,000	503,988
JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	164,838
JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	109,034
JPMorgan Chase Capital XXIII,
Limited Guarantee, 1.53%, 5/15/47Δ	1,000,000	797,500
Morgan Stanley,
Sr. Unsecured, 1.14%, 1/24/19Δ,	810,000	808,556
Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	505,000	505,326

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,865,652

July 31, 2015 (unaudited)

78     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
ELECTRIC – 2.4%
CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	$300,000	$329,637
Dominion Resources, Inc./VA,
Sr. Unsecured, 1.25%, 3/15/17	960,000	958,274
Dominion Resources, Inc./VA,
Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,507,302
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	305,000	318,189
Entergy Arkansas, Inc.,
1st Mortgage, 4.95%, 12/15/44	1,000,000	997,403
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,418,985
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	650,000	708,984
FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,302,745
FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,309,212
System Energy Resources, Inc.,
1st Mortgage, 4.10%, 4/01/23	500,000	514,142

TOTAL ELECTRIC		$10,364,873
ELECTRONICS – 0.3%
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,090,916
ENVIRONMENTAL CONTROL – 1.0%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,488,622
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,276,615
Waste Management, Inc.,
Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,408,502

TOTAL ENVIRONMENTAL CONTROL		$4,173,739
FOOD – 0.8%
Kraft Foods Group, Inc.,
Company Guaranteed, 2.25%, 6/05/17	2,000,000	2,026,172
Kraft Heinz Foods Co.,
Company Guaranteed, 1.60%, 6/30/17Ω	850,000	851,220
Kraft Heinz Foods Co.,
Company Guaranteed, 5.20%, 7/15/45Ω	500,000	529,610

TOTAL FOOD		$3,407,002
FOOD PRODUCTS – 0.8%
General Mills, Inc.,
Sr. Unsecured, 1.40%, 10/20/17	2,000,000	1,993,371
McCormick & Co., Inc.,
Sr. Unsecured, 5.75%, 12/15/17	500,000	554,534
McCormick & Co., Inc.,
Sr. Unsecured, 3.90%, 7/15/21	500,000	536,426
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16Ω	125,000	125,340

TOTAL FOOD PRODUCTS		$3,209,671

Description	Par Value	Value
FOOD RETAILING – 0.6%
Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	$1,750,000	$1,742,162
Kroger Co.,
Sr. Unsecured, 8.00%, 9/15/29	500,000	690,130

TOTAL FOOD RETAILING		$2,432,292
HEALTH CARE PROVIDERS & SERVICES – 0.2%
UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	250,000	271,711
UnitedHealth Group, Inc.,
Sr. Unsecured, 1.40%, 12/15/17	450,000	448,304
UnitedHealth Group, Inc.,
Sr. Unsecured, 3.95%, 10/15/42	290,000	267,086

TOTAL HEALTH CARE PROVIDERS & SERVICES		$987,101
HOME FURNISHINGS – 0.5%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	350,000	365,890
Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,630,894
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	222,371

TOTAL HOME FURNISHINGS		$2,219,155
HOUSEHOLD PRODUCTS – 0.3%
Becton Dickinson and Co.,
Sr. Unsecured, 1.80%, 12/15/17	670,000	669,640
Medtronic, Inc.,
Sr. Unsecured, 1.50%, 3/15/18Ω	700,000	700,133

TOTAL HOUSEHOLD PRODUCTS		$1,369,773
INSURANCE – 2.1%
Aon PLC,
Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,489,476
Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	425,000	421,670
CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,141,405
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	950,000	960,003
Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,056,863
Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	250,985
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,016,035
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,066,632
WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,695,365

TOTAL INSURANCE		$9,098,434
MEDIA – 2.3%
CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,013,713

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     79

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	$1,100,000	$997,401
CCO Safari II LLC,
Sr. Secured, 3.57%, 7/23/20Ω	1,500,000	1,508,722
DIRECTV Holdings LLC / DIRECTV Financing
Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	500,000	507,161
NBCUniversal Enterprise, Inc.,
Company Guaranteed, 0.83%, 4/15/16Δ,Ω	420,000	420,905
TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	400,000	400,084
Time Warner, Inc.,
Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,174,325
Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,117,177
Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	850,000	854,001
Viacom, Inc.,
Sr. Unsecured, 5.25%, 4/01/44	1,000,000	932,254

TOTAL MEDIA		$9,925,743
METALS & MINING – 0.4%
Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	1,000,000	1,006,250
Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	809,872

TOTAL METALS & MINING		$1,816,122
MISCELLANEOUS MANUFACTURING – 1.0%
GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67Δ,	1,000,000	1,075,000
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	1,235,000	1,268,896
Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,136,126
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	252,143
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	480,000	492,693

TOTAL MISCELLANEOUS MANUFACTURING		$4,224,858
OIL & GAS – 2.6%
Anadarko Finance Co.,
Series B, Company Guaranteed,
7.50%, 5/01/31	1,000,000	1,263,263
Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	225,000	236,159
Canadian Natural Resources Ltd.,
Sr. Unsecured, 7.03%, 3/30/16¿	1,000,000	998,468
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	925,000	931,007
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	480,000	470,741
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	745,000	733,200
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,000,000	813,928

Description	Par Value	Value
Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16	$800,000	$797,960
Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	493,558
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,000,000	973,511
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	2,250,000	2,308,384
Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	500,000	522,228
Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	563,000	534,845

TOTAL OIL & GAS		$11,077,252
PHARMACEUTICALS – 1.9%
AbbVie, Inc.,
Sr. Unsecured, 1.20%, 11/06/15	1,500,000	1,502,132
AbbVie, Inc.,
Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,001,907
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	435,929
Actavis Funding SCS,
Company Guaranteed, 1.30%, 6/15/17	1,500,000	1,487,914
Actavis Funding SCS,
Company Guaranteed, 4.75%, 3/15/45	570,000	541,236
Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,340,883
McKesson Corp.,
Sr. Unsecured, 1.29%, 3/10/17	460,000	459,340
Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	940,000	998,890
Merck & Co., Inc.,
Sr. Unsecured, 3.70%, 2/10/45	550,000	506,451

TOTAL PHARMACEUTICALS		$8,274,682
PIPELINES – 2.2%
Energy Transfer Partners LP,
Sr. Secured, 2.50%, 6/15/18	1,000,000	1,001,849
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23#	870,000	812,141
Energy Transfer Partners LP,
Sr. Unsecured, 4.05%, 3/15/25	1,000,000	933,800
Enterprise Products Operating LLC,
Company Guaranteed, 4.95%, 10/15/54	500,000	462,412
Enterprise Products Operating LLC,
Series B, Company Guaranteed,
7.03%, 1/15/68Δ	2,000,000	2,160,000
Kinder Morgan Energy Partners LP,
Sr. Unsecured, 5.40%, 9/01/44	1,000,000	900,983
Kinder Morgan, Inc./DE,
Company Guaranteed, 5.05%, 2/15/46	1,000,000	854,890
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,007,049
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	400,000	397,420

July 31, 2015 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Spectra Energy Partners LP,
Sr. Unsecured, 4.50%, 3/15/45	$1,125,000	$995,226

TOTAL PIPELINES		$9,525,770
REAL ESTATE INVESTMENT TRUSTS – 4.2%
American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,048,805
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	415,000	438,823
AvalonBay Communities, Inc.,
Sr. Unsecured, 3.63%, 10/01/20	1,145,000	1,196,728
BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,016,486
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	540,745
Digital Realty Trust LP,
Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,085,812
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	450,000	453,465
HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	525,636
Health Care REIT, Inc.,
Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,013,029
Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	250,000	273,950
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	695,000	676,270
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	915,000	894,082
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,213,301
Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	288,631
ProLogis LP,
Sr. Unsecured, 2.75%, 2/15/19	450,000	457,889
ProLogis LP,
Sr. Unsecured, 3.35%, 2/01/21	1,245,000	1,257,434
Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	2,000,000	2,007,609
Ventas Realty LP,
Sr. Unsecured, 5.70%, 9/30/43	380,000	420,312

TOTAL REAL ESTATE INVESTMENT TRUSTS		$17,809,007
RETAIL – 0.0%**
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	151,000	162,680
SOFTWARE – 0.8%
Oracle Corp.,
Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,736,916
Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	1,820,000	1,819,925

TOTAL SOFTWARE		$3,556,841
TELECOMMUNICATIONS – 1.7%
AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17#	1,731,000	1,720,661

Description	Par Value	Value
AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	$845,000	$783,848
Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17Ω	2,000,000	2,074,277
Verizon Communications, Inc.,
Sr. Unsecured, 1.05%, 6/17/19Δ	1,000,000	1,002,451
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,441,755

TOTAL TELECOMMUNICATIONS		$7,022,992
TRANSPORTATION – 1.3%
FedEx Corp.,
Company Guaranteed, 4.90%, 1/15/34	500,000	531,102
FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	685,000	626,535
Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	284,347
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	507,949
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,175,851
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,453,723

TOTAL TRANSPORTATION		$5,579,507
TRUCKING & LEASING – 0.5%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,500,000	1,528,973
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	640,000	674,048

TOTAL TRUCKING & LEASING		$2,203,021
UTILITIES – 0.4%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,593,070

TOTAL CORPORATE BONDS (COST $181,744,988)		$183,117,013
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.3%
AIRLINES – 0.3%
American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	339,923	364,992
Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	186,963	212,787
Delta Air Lines 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	302,562	348,135

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     81

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Delta Air Lines 2009-1,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	$258,806	$295,847
United Air Lines 2009-2A,
Pass-Through Certificates, 9.75%, 1/15/17	197,185	213,576

TOTAL AIRLINES		$1,435,337

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,285,439)		$1,435,337
GOVERNMENT AGENCIES – 1.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.8%
1.25%, 10/02/19	1,300,000	1,288,946
1.75%, 5/30/19	2,000,000	2,027,850
2.38%, 1/13/22	125,000	127,644

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,444,440
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%
4.88%, 12/15/16	700,000	741,259
6.25%, 5/15/29	750,000	1,035,075
7.25%, 5/15/30	400,000	604,560

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,380,894

TOTAL GOVERNMENT AGENCIES (COST $5,504,067)		$5,825,334
MORTGAGE-BACKED SECURITIES – 21.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 11.1%
Pool A13990, 4.50%, 10/01/33	53,779	58,775
Pool A93415, 4.00%, 8/01/40	2,697,893	2,880,068
Pool A93505, 4.50%, 8/01/40	2,355,322	2,558,671
Pool A93996, 4.50%, 9/01/40	1,804,105	1,959,864
Pool A97047, 4.50%, 2/01/41	1,736,924	1,886,883
Pool B17616, 5.50%, 1/01/20	77,875	79,213
Pool C00478, 8.50%, 9/01/26	21,516	25,196
Pool C01272, 6.00%, 12/01/31	43,957	50,104
Pool C03750, 3.50%, 2/01/42	527,733	549,153
Pool C03849, 3.50%, 4/01/42	254,535	264,866
Pool C04305, 3.00%, 11/01/42	3,697,874	3,723,144
Pool C04444, 3.00%, 1/01/43	136,918	137,854
Pool C09020, 3.50%, 11/01/42	3,917,822	4,068,551
Pool C09044, 3.50%, 7/01/43	1,959,744	2,033,916
Pool E09010, 2.50%, 9/01/27	1,525,109	1,558,052
Pool G01625, 5.00%, 11/01/33	62,431	69,354
Pool G02296, 5.00%, 6/01/36	353,544	391,424
Pool G02390, 6.00%, 9/01/36	12,536	14,270
Pool G03703, 5.50%, 12/01/37	38,548	43,328
Pool G04776, 5.50%, 7/01/38	127,995	143,705
Pool G05317, 5.00%, 4/01/37	1,400,789	1,550,873

Description	Par Value	Value
Pool G05500, 5.00%, 5/01/39	$1,162,856	$1,289,991
Pool G06222, 4.00%, 1/01/41	2,998,206	3,200,659
Pool G06956, 4.50%, 8/01/41	1,690,851	1,836,833
Pool G07266, 4.00%, 12/01/42	3,930,851	4,192,596
Pool G07624, 4.00%, 12/01/43	1,664,992	1,777,008
Pool G07680, 4.00%, 4/01/44	2,692,710	2,873,870
Pool G07889, 3.50%, 8/01/43	1,670,534	1,734,804
Pool G08097, 6.50%, 11/01/35	25,518	29,478
Pool G08534, 3.00%, 6/01/43	791,242	796,649
Pool G08595, 4.00%, 7/01/44	1,855,181	1,976,341
Pool G12709, 5.00%, 7/01/22	83,936	88,442
Pool G18497, 3.00%, 1/01/29	194,740	202,410
Pool Q08305, 3.50%, 5/01/42	1,473,663	1,533,937
Pool Q19476, 3.50%, 6/01/43	1,586,002	1,646,029
Pool Q23891, 4.00%, 12/01/43	390,782	417,001

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$47,643,312
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 10.4%
Pool 254007, 6.50%, 10/01/31	23,506	27,308
Pool 254759, 4.50%, 6/01/18	64,267	66,838
Pool 254833, 4.50%, 8/01/18	11,688	12,185
Pool 256515, 6.50%, 12/01/36	32,416	37,496
Pool 256639, 5.00%, 2/01/27	23,023	25,563
Pool 256752, 6.00%, 6/01/27	38,440	43,816
Pool 329794, 7.00%, 2/01/26	38,549	44,991
Pool 402255, 6.50%, 12/01/27	1,721	1,787
Pool 535939, 6.00%, 5/01/16	5,502	5,582
Pool 629603, 5.50%, 2/01/17	3,233	3,319
Pool 638023, 6.50%, 4/01/32	60,017	67,312
Pool 642345, 6.50%, 5/01/32	71,336	83,184
Pool 651292, 6.50%, 7/01/32	74,778	79,794
Pool 686398, 6.00%, 3/01/33	219,564	249,245
Pool 695818, 5.00%, 4/01/18	62,980	65,641
Pool 745412, 5.50%, 12/01/35	43,752	49,384
Pool 888789, 5.00%, 7/01/36	493,364	548,564
Pool 890551, 4.50%, 8/01/41	162,649	176,970
Pool 975207, 5.00%, 3/01/23	101,767	107,811
Pool AB1796, 3.50%, 11/01/40	1,384,184	1,444,281
Pool AB7936, 3.00%, 2/01/43	2,298,811	2,318,785
Pool AB8997, 2.50%, 4/01/28	324,356	329,941
Pool AE0217, 4.50%, 8/01/40	287,700	313,030
Pool AE2520, 3.00%, 1/01/26	894,132	934,054
Pool AH5583, 4.50%, 2/01/41	837,130	910,834
Pool AK4523, 4.00%, 3/01/42	2,602,038	2,775,552
Pool AL0658, 4.50%, 8/01/41	945,176	1,028,393
Pool AL1319, 4.50%, 10/01/41	1,906,301	2,077,713
Pool AL2034, 4.50%, 4/01/42	404,227	439,816

July 31, 2015 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool AL5537, 4.50%, 4/01/44	$780,859	$849,609
Pool AS0302, 3.00%, 8/01/43	6,304,360	6,365,091
Pool AS3155, 4.00%, 8/01/44	219,545	234,293
Pool AS4480, 2.50%, 2/01/30	1,912,764	1,944,618
Pool AS5136, 4.00%, 6/01/45	1,484,383	1,584,559
Pool AT7899, 3.50%, 7/01/43	4,772,454	4,964,744
Pool AU4279, 3.00%, 9/01/43	1,261,680	1,273,835
Pool AX0833, 3.50%, 9/01/44	2,187,122	2,276,028
Pool AX5302, 4.00%, 1/01/42	2,589,376	2,762,854
Pool MA1458, 3.00%, 6/01/43	789,263	796,860
Pool TBA, 5.00%, 8/01/43	6,700,000	7,410,828

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$44,732,508
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 2077, 7.00%, 9/20/25	11,864	13,753
Pool 354677, 7.50%, 10/15/23	27,015	31,494
Pool 354713, 7.50%, 12/15/23	19,236	22,426
Pool 354765, 7.00%, 2/15/24	37,233	43,267
Pool 354827, 7.00%, 5/15/24	37,905	43,844
Pool 360869, 7.50%, 5/15/24	25,290	26,112
Pool 361843, 7.50%, 10/15/24	10,330	10,626
Pool 373335, 7.50%, 5/15/22	9,754	10,066
Pool 385623, 7.00%, 5/15/24	43,667	50,634
Pool 503405, 6.50%, 4/15/29	49,845	57,810

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$310,032

TOTAL MORTGAGE-BACKED SECURITIES
(COST $92,066,800)		$92,685,852
U.S. TREASURY – 32.5%
U.S. TREASURY BONDS – 5.9%
2.50%, 2/15/45	2,135,000	1,955,356
3.00%, 5/15/42	500,000	509,336
3.00%, 11/15/44	2,000,000	2,032,995
3.00%, 5/15/45	4,000,000	4,072,878
3.13%, 8/15/44	7,887,000	8,211,848
3.63%, 2/15/44	2,106,000	2,405,344
3.63%, 8/15/43	881,000	1,006,635
3.75%, 11/15/43	365,000	426,463
5.25%, 2/15/29	500,000	667,437
5.38%, 2/15/31#	600,000	826,993
6.25%, 5/15/30	500,000	738,244
6.38%, 8/15/27	450,000	645,194
7.50%, 11/15/16	300,000	326,833
8.88%, 2/15/19	1,130,000	1,433,327

TOTAL U.S. TREASURY BONDS		$25,258,883
U.S. TREASURY NOTES – 26.6%
0.25%, 5/15/16	195,000	194,947

Description	Par Value	Value
0.50%, 7/31/16	$1,000,000	$1,001,456
0.63%, 6/30/17	635,000	634,663
0.63%, 8/31/17	1,810,000	1,807,029
0.63%, 9/30/17	750,000	748,302
0.75%, 12/31/17	500,000	499,263
0.88%, 8/15/17#	6,100,000	6,121,431
1.00%, 5/31/18	3,100,000	3,105,167
1.13%, 6/15/18	3,000,000	3,014,381
1.25%, 10/31/18	2,085,000	2,095,023
1.25%, 1/31/19	250,000	250,579
1.38%, 3/31/20	3,300,000	3,284,900
1.38%, 6/30/18	6,000,000	6,070,961
1.38%, 9/30/18	1,240,000	1,251,770
1.38%, 2/28/19	2,500,000	2,515,172
1.50%, 12/31/18	2,486,000	2,514,280
1.50%, 1/31/19	9,400,000	9,502,554
1.50%, 5/31/19	535,000	539,589
1.50%, 11/30/19	1,145,000	1,150,129
1.63%, 3/31/19	820,000	831,514
1.63%, 8/15/22	6,000,000	5,877,221
1.63%, 11/15/22	1,928,000	1,882,531
1.75%, 9/30/19	5,700,000	5,787,861
1.75%, 5/15/22	380,000	376,200
1.75%, 5/15/23	2,000,000	1,957,854
1.88%, 6/30/20	10,845,000	11,019,131
2.00%, 11/15/21	1,000,000	1,009,992
2.00%, 2/15/25	4,655,000	4,581,799
2.13%, 6/30/22#	13,115,000	13,295,411
2.13%, 5/15/25	5,500,000	5,471,124
2.13%, 8/15/21	3,750,000	3,821,438
2.25%, 7/31/18	500,000	518,572
2.25%, 7/31/21	6,600,000	6,775,229
2.38%, 8/15/24	1,400,000	1,425,226
2.50%, 8/15/23	200,000	206,600
2.63%, 11/15/20	500,000	524,752
3.13%, 5/15/19	750,000	801,553
3.63%, 2/15/20	750,000	821,219
4.00%, 8/15/18	500,000	545,293

TOTAL U.S. TREASURY NOTES		$113,832,116

TOTAL U.S. TREASURY
(COST $136,282,807)		$139,090,999

	Number of Shares
MONEY MARKET FUND – 1.4%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	5,829,616	$5,829,616

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     83

Wilmington Broad Market Bond Fund (continued)

Description	Number of Shares	Value
TOTAL MONEY MARKET FUND
(COST $5,829,616)		$5,829,616

TOTAL INVESTMENTS IN SECURITIES – 101.7%
(COST $430,356,782)		$435,537,089

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.8%
REPURCHASE AGREEMENTS – 1.8%
Citigroup Global Markets, Inc., 0.16%, dated 7/31/15, due 8/03/15, repurchase price $1,494,935, collateralized by U.S. Government & Treasury Securities 0.00% to 7.00%, maturing 4/30/16 to 9/01/47; total market value of $1,524,813.	$1,494,915	$1,494,915
Daiwa Capital Markets America, 0.16%,dated 7/31/15, due 8/03/15, repurchase price $1,494,935, collateralized by U.S. Government & Treasury Securities 0.00% to 9.88%, maturing 9/03/15 to 3/01/48; total market value of $1,524,813.	1,494,915	1,494,915
HSBC Securities USA, Inc, 0.14%, dated 7/31/15, due 8/03/15, repurchase price $1,494,932, collateralized by U.S. Government Securities 0.00% to 8.00%,maturing 8/01/22 to 8/01/48; total market value of $1,524,815.	1,494,915	1,494,915
ING Financial Markets LLC, 0.14%, dated 7/31/15, due 8/03/15, repurchase price $1,494,932, collateralized by U.S. Government Securities 1.20% to 5.39%,maturing 12/01/20 to 7/01/45; total market value of $1,524,814.	1,494,915	1,494,915
Nomura Securities International, Inc., 0.15%, dated 7/31/15, due 8/03/15,repurchase price $1,494,934, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 8/15/50 to 6/20/65; total market value of $1,524,813.	1,494,915	1,494,915
Royal Bank of Scotland PLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $393,376, collateralized by U.S. Treasury Securities 0.09% to 3.63%, maturing 9/30/15 to 2/15/44; total market value of $401,239.	393,371	393,371

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $7,867,946)		$7,867,946

TOTAL INVESTMENTS – 103.5%
(COST $438,224,728)		$443,405,035
COLLATERAL FOR SECURITIES ON LOAN – (1.8%)		(7,867,946)
OTHER LIABILITIES LESS ASSETS – (1.7%)		(7,363,211)

TOTAL NET ASSETS – 100.0%		$428,173,878

July 31, 2015 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $438,224,728. The net unrealized appreciation/(depreciation) of investments was $5,180,307. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,110,850 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,930,543.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,093,914	$—	$1,093,914
Collateralized Mortgage Obligations	—	6,459,024	—	6,459,024
Corporate Bonds	—	183,117,013	—	183,117,013
Enhanced Equipment Trust Certificates	—	1,435,337	—	1,435,337
Government Agencies	—	5,825,334	—	5,825,334
Mortgage-Backed Securities	—	92,685,852	—	92,685,852
U.S. Treasury	—	139,090,999	—	139,090,999
Money Market Fund	5,829,616	—	—	5,829,616
Repurchase Agreements	—	7,867,946	—	7,867,946

Total	$5,829,616	$437,575,419	$—	$443,405,035

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
¿	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security that may be resold without restriction to” qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015, these liquid restricted securities amounted to $12,955,905, representing 3.0% of total net assets.

** Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT – Bank Note
CMBS – Commercial Mortgage-Backed Securities
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.1%
WHOLE LOAN – 0.1%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.17%, 10/15/24Δ,Ω	$152,971	$153,396

TOTAL ASSET-BACKED SECURITY (COST $152,971)		$153,396
CORPORATE BONDS – 50.6%
AEROSPACE & DEFENSE – 0.9%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	250,000	257,130
L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	750,000	797,452

TOTAL AEROSPACE & DEFENSE		$1,054,582
AUTO MANUFACTURERS – 1.8%
Daimler Finance North America LLC,
Company Guaranteed, 1.38%, 8/01/17Ω	500,000	498,134
Ford Motor Credit Co. LLC,
Sr. Unsecured, 2.15%, 1/09/18	750,000	750,837
General Motors Co.,
Sr. Unsecured, 3.50%, 10/02/18	220,000	225,555
Hyundai Capital America,
Sr. Unsecured, 2.00%, 3/19/18Ω	250,000	250,154
Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 0.64%, 3/12/20	450,000	445,829

TOTAL AUTO MANUFACTURERS		$2,170,509
AUTO PARTS & EQUIPMENT – 0.3%
Johnson Controls, Inc.,
Sr. Unsecured, 3.63%, 7/02/24	300,000	298,699
BANKS – 9.5%
Bank of America Corp.,
Sr. Unsecured, 1.29%, 1/15/19Δ	500,000	503,391
Bank of America Corp.,
Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	258,720
Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	450,000	450,862
Capital One NA/Mclean VA,
Sr. Unsecured, BKNT, 1.65%, 2/05/18	250,000	248,618
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	600,000	596,781
Citigroup, Inc.,
Sr. Unsecured, 2.15%, 7/30/18	150,000	150,639
Fifth Third Bancorp,
Subordinated, 5.45%, 1/15/17	600,000	632,158

Description	Par Value	Value
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	$370,000	$380,903
Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/23/20	500,000	505,194
Huntington National Bank/The,
Sr. Unsecured, 2.40%, 4/01/20	350,000	345,420
JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	274,730
JPMorgan Chase & Co.,
Sr. Unsecured, 1.70%, 3/01/18	500,000	499,217
JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 1.35%, 2/15/17	750,000	750,814
Key Bank NA,
Sr. Unsecured, 1.70%, 6/01/18	500,000	499,141
KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 2.50%, 12/15/19	500,000	505,879
Morgan Stanley,
Sr. Unsecured, 1.11%, 1/24/19Δ	550,000	549,020
Morgan Stanley,
Sr. Unsecured, 2.50%, 1/24/19	325,000	328,996
National Australia Bank Ltd./NY,
Sr. Unsecured, MTN, 2.75%, 3/09/17	300,000	307,606
PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	750,000	760,115
Royal Bank of Canada,
Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	274,730
SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	600,000	606,301
US Bancorp/MN,
Sr. Unsecured, MTN, 1.65%, 5/15/17	500,000	505,374
US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 1.10%, 1/30/17	750,000	751,568
Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.40%, 9/08/17	550,000	550,530

TOTAL BANKS		$11,236,707
BEVERAGES – 0.1%
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.70%, 11/15/22	175,000	169,552
BIOTECHNOLOGY – 0.4%
Amgen, Inc.,
Sr. Unsecured, 0.83%, 5/22/19Δ	500,000	500,460
CAPITAL MARKETS – 1.2%
BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	729,338
Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	655,000	716,011

TOTAL CAPITAL MARKETS		$1,445,349

July 31, 2015 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
CHEMICALS – 0.8%
Ecolab, Inc.,
Sr. Unsecured, 3.00%, 12/08/16	$450,000	$459,938
Monsanto Co.,
Sr. Unsecured, 2.75%, 7/15/21	500,000	490,550

TOTAL CHEMICALS		$950,488
COMMERCIAL BANKS – 1.4%
BB&T Corp.,
Sr. Unsecured, MTN, FRN, 1.09%, 6/15/18Δ	500,000	503,123
Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17	575,000	583,504
Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	500,000	555,052

TOTAL COMMERCIAL BANKS		$1,641,679
COMMERCIAL FINANCE – 0.6%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	764,409
COMPUTERS – 0.7%
Hewlett-Packard Co.,
Sr. Unsecured, 3.30%, 12/09/16	750,000	768,064
CONSUMER FINANCE – 1.6%
American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	820,090
American Express Co.,
Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	1,080,000	1,076,507

TOTAL CONSUMER FINANCE		$1,896,597
DIVERSIFIED FINANCIAL SERVICES – 2.9%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	250,000	251,051
BlackRock, Inc.,
Sr. Unsecured, 3.50%, 3/18/24	500,000	510,178
Charles Schwab Corp.,
Sr. Unsecured, 1.50%, 3/10/18	650,000	650,454
Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	1,000,000	993,377
General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	300,000	302,812
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	250,000	262,187
TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	450,000	449,926

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,419,985
ELECTRIC – 2.9%
CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	625,000	686,744
Duke Energy Indiana, Inc.,
1st Mortgage, 3.75%, 7/15/20	670,000	715,787
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	200,000	218,149

Description	Par Value	Value
FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	$750,000	$769,737
NextEra Energy Capital Holdings, Inc.,
Company Guaranteed, 1.59%, 6/01/17	100,000	100,274
Southern California Edison Co.,
Series B, 1st Mortgage, 2.40%, 2/01/22	900,000	884,087

TOTAL ELECTRIC		$3,374,778
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS – 0.2%
Emerson Electric Co.,
Sr. Unsecured, 2.63%, 12/01/21	275,000	277,629
FOOD – 0.3%
Kraft Foods Group, Inc.,
Company Guaranteed, 2.25%, 6/05/17	150,000	151,963
Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	250,000	248,880

TOTAL FOOD		$400,843
FOOD PRODUCTS – 0.2%
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16Ω	250,000	250,679
HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%
Zimmer Holdings, Inc.,
Sr. Unsecured, 1.45%, 4/01/17	325,000	324,770
HEALTH CARE PROVIDERS & SERVICES – 0.4%
WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	500,000	507,472
HOME FURNISHINGS – 0.4%
Whirlpool Corp.,
Sr. Unsecured, 1.65%, 11/01/17	250,000	250,146
Whirlpool Corp.,
Sr. Unsecured, 2.40%, 3/01/19	220,000	221,197

TOTAL HOME FURNISHINGS		$471,343
INSURANCE – 2.2%
American International Group, Inc.,
Sr. Unsecured, 3.75%, 7/10/25	240,000	241,139
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	256,806
Berkshire Hathaway, Inc.,
Sr. Unsecured, 2.10%, 8/14/19	250,000	253,041
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 5.13%, 4/15/22	360,000	401,971
MetLife, Inc.,
Sr. Unsecured, 3.60%, 4/10/24	750,000	759,637
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	715,034

TOTAL INSURANCE		$2,627,628
MACHINERY – 0.2%
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.35%, 1/16/18	275,000	275,182

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     87

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
MEDIA – 2.9%
CBS Corp.,
Company Guaranteed, 3.38%, 3/01/22	$350,000	$346,994
CCO Safari II LLC,
Sr. Secured, 3.58%, 7/23/20Ω	500,000	502,907
Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	750,000	799,306
Time Warner, Inc.,
Company Guaranteed, 3.60%, 7/15/25	430,000	417,953
Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	772,520
Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23#	650,000	614,488

TOTAL MEDIA		$3,454,168
METALS & MINING – 0.4%
Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	500,000	503,125
MISCELLANEOUS MANUFACTURING – 1.6%
General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	660,000	717,422
Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	250,000	250,248
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	425,000	436,238
Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	517,310

TOTAL MISCELLANEOUS MANUFACTURING		$1,921,218
OFFICE/BUSINESS EQUIPMENT – 0.5%
Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20#	600,000	599,975
OIL & GAS – 4.4%
Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	759,756
ConocoPhillips Co.,
Sr. Secured, 1.22%, 5/15/22	80,000	80,444
Devon Energy Corp.,
Sr. Unsecured, 2.25%, 12/15/18	370,000	371,640
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	275,000	269,696
Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,087,648
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	125,000	123,020
Murphy Oil Corp.,
Sr. Unsecured, 2.50%, 12/01/17	750,000	745,745
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	500,000	512,974
Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	810,774
Total Capital International SA,
Company Guaranteed, 0.58%, 6/19/19Δ	450,000	448,671

TOTAL OIL & GAS		$5,210,368

Description	Par Value	Value
PHARMACEUTICALS – 2.2%
AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17	$750,000	$751,431
Actavis Funding SCS,
Company Guaranteed, 1.52%, 3/12/20	500,000	502,867
Actavis Funding SCS,
Company Guaranteed, 3.80%, 3/15/25	400,000	391,224
Cardinal Health, Inc.,
Sr. Unsecured, 1.90%, 6/15/17	250,000	252,089
Express Scripts Holding Co.,
Company Guaranteed, 1.25%, 6/02/17	415,000	412,966
Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	250,000	265,662

TOTAL PHARMACEUTICALS		$2,576,239
PIPELINES – 1.2%
Energy Transfer Partners LP,
Sr. Unsecured, 4.15%, 10/01/20	500,000	513,754
Enterprise Products Operating LLC,
Company Guaranteed, 2.55%, 10/15/19	325,000	326,148
Kinder Morgan, Inc.,
Company Guaranteed, 2.00%, 12/01/17	525,000	521,652

TOTAL PIPELINES		$1,361,554
REAL ESTATE INVESTMENT TRUSTS – 3.7%
American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	250,000	250,283
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	505,000	533,990
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	544,159
Health Care REIT, Inc.,
Sr. Unsecured, 2.25%, 3/15/18	450,000	452,932
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	200,000	194,610
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	550,000	537,426
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	249,808
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	504,993
Simon Property Group LP,
Sr. Unsecured, 2.15%, 9/15/17	500,000	508,578
Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	550,000	549,980

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,326,759
RETAIL – 0.6%
Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	500,000	508,188
Walgreens Boots Alliance, Inc.,
Sr. Unsecured, 3.30%, 11/18/21	225,000	224,355

TOTAL RETAIL		$732,543

July 31, 2015 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
TELECOMMUNICATIONS – 1.8%
AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17#	$250,000	$248,507
AT&T, Inc.,
Sr. Unsecured, 1.16%, 6/30/20	500,000	502,506
AT&T, Inc.,
Sr. Unsecured, 3.40%, 5/15/25	275,000	262,769
Verizon Communications, Inc.,
Sr. Unsecured, 1.35%, 6/09/17	300,000	299,819
Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	300,000	323,375
Verizon Communications, Inc.,
FRN, Sr. Unsecured, 1.00%, 6/17/19Δ	525,000	526,287

TOTAL TELECOMMUNICATIONS		$2,163,263
TRANSPORTATION – 0.9%
CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	542,873
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	509,027

TOTAL TRANSPORTATION		$1,051,900
TRUCKING & LEASING – 1.1%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	615,000	626,879
GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	629,002

TOTAL TRUCKING & LEASING		$1,255,881

TOTAL CORPORATE BONDS
(COST $59,559,612)		$59,984,397
GOVERNMENT AGENCIES – 10.5%
FEDERAL HOME LOAN BANK (FHLB) – 2.6%
Series 1, 4.88%, 5/17/17	1,865,000	2,003,511
Series 917, 1.00%, 6/21/17	1,000,000	1,005,415

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,008,926
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.3%
1.38%, 5/01/20	1,250,000	1,237,128
1.25%, 5/12/17#	1,800,000	1,818,067
1.75%, 5/30/19	805,000	816,210
2.38%, 1/13/22	1,850,000	1,889,125
3.75%, 3/27/19	500,000	543,480

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,304,010
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.6%
5.00%, 5/11/17	1,500,000	1,613,667
1.75%, 9/12/19	1,475,000	1,493,103

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,106,770

TOTAL GOVERNMENT AGENCIES
(COST $12,136,300)		$12,419,706

Description	Par Value	Value
MORTGAGE-BACKED SECURITIES – 2.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.5%
Pool A18401, 6.00%, 2/01/34	$70,770	$80,931
Pool B19228, 4.50%, 4/01/20	23,724	24,861
Pool C90293, 7.50%, 9/01/19	83,625	92,480
Pool C90504, 6.50%, 12/01/21	32,722	36,892
Pool E83022, 6.00%, 4/01/16	3,091	3,125
Pool E92817, 5.00%, 12/01/17	58,941	60,979
Pool G01625, 5.00%, 11/01/33	62,431	69,354
Pool G02390, 6.00%, 9/01/36	21,939	24,972
Pool G08097, 6.50%, 11/01/35	41,294	47,703
Pool G08193, 6.00%, 4/01/37	63,621	72,417
Pool G11311, 5.00%, 10/01/17	33,064	34,076

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$547,790
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
Pool 254240, 7.00%, 3/01/32	70,096	81,242
Pool 254833, 4.50%, 8/01/18	15,584	16,247
Pool 256639, 5.00%, 2/01/27	46,047	51,126
Pool 256752, 6.00%, 6/01/27	48,050	54,770
Pool 257007, 6.00%, 12/01/27	88,405	100,768
Pool 526062, 7.50%, 12/01/29	4,520	4,666
Pool 612514, 2.22%, 5/01/33Δ	46,760	49,592
Pool 619054, 5.50%, 2/01/17	19,882	20,446
Pool 629603, 5.50%, 2/01/17	5,389	5,533
Pool 688996, 8.00%, 11/01/24	10,417	10,854
Pool 745412, 5.50%, 12/01/35	44,103	49,779
Pool 839291, 5.00%, 9/01/20	4,213	4,442
Pool AE2520, 3.00%, 1/01/26	1,134,206	1,184,847

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,634,312
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2616, 7.00%, 7/20/28	58,459	67,562
Pool 2701, 6.50%, 1/20/29	109,850	123,631
Pool 426727, 7.00%, 2/15/29	10,876	11,725
Pool 780825, 6.50%, 7/15/28	96,471	111,886
Pool 781231, 7.00%, 12/15/30	50,742	59,298

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$374,102

TOTAL MORTGAGE-BACKED SECURITIES
(COST $2,369,441)		$2,556,204
U.S. TREASURY – 34.9%
U.S. TREASURY NOTES – 34.9%
0.88%, 11/15/17	640,000	641,454
0.88%, 1/31/18	750,000	750,772
0.88%, 7/15/18	440,000	438,742

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     89

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
0.88%, 1/31/17	$500,000	$502,693
1.00%, 5/31/18	500,000	500,833
1.00%, 9/30/19	1,000,000	985,256
1.25%, 11/30/18	1,540,000	1,546,204
1.25%, 1/31/19	1,450,000	1,453,358
1.25%, 2/29/20	1,500,000	1,485,633
1.38%, 6/30/18	1,230,000	1,244,547
1.38%, 5/31/20	3,250,000	3,227,016
1.50%, 8/31/18	1,000,000	1,013,864
1.50%, 11/30/19	450,000	452,016
1.63%, 8/15/22	1,350,000	1,322,375
1.75%, 5/15/23	1,000,000	978,927
2.00%, 11/15/21	455,000	459,547
2.00%, 2/15/22	500,000	504,452
2.00%, 2/15/23	2,000,000	1,999,723
2.00%, 2/15/25	1,003,000	987,228
2.13%, 1/31/21	1,500,000	1,534,417
2.13%, 6/30/21	775,000	790,731
2.13%, 9/30/21	500,000	509,292
2.13%, 6/30/22	1,400,000	1,419,258
2.13%, 5/15/25	675,000	671,456
2.13%, 8/15/21	1,000,000	1,019,050
2.38%, 8/15/24	750,000	763,514
2.50%, 8/15/23	750,000	774,750
2.50%, 5/15/24	1,000,000	1,029,578
2.63%, 8/15/20	1,500,000	1,575,889
2.63%, 11/15/20	1,000,000	1,049,505
2.75%, 2/15/19	1,500,000	1,580,825
2.75%, 11/15/23	2,000,000	2,104,140
3.13%, 5/15/21	550,000	591,844
3.63%, 2/15/20	500,000	547,479
4.00%, 8/15/18	1,000,000	1,090,587
4.25%, 11/15/17	1,500,000	1,618,024
4.75%, 8/15/17	2,000,000	2,164,534

TOTAL U.S. TREASURY NOTES		$41,329,513

TOTAL U.S. TREASURY (COST $40,773,688)		$41,329,513
	Number of Shares
MONEY MARKET FUND – 1.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	1,481,912	$1,481,912

TOTAL MONEY MARKET FUND
(COST $1,481,912)		$1,481,912

Description	Number of Shares	Value
TOTAL INVESTMENTS IN SECURITIES – 99.5%
(COST $116,473,924)		$117,925,128

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%
REPURCHASE AGREEMENTS – 1.3%
Citigroup Global Markets, Inc., 0.16%, dated 7/31/15, due 8/03/15, repurchase price $290,915, collateralized by U.S. Government & Treasury Securities 0.00% to 7.00%, maturing 4/30/16 to 9/01/47; total market value of $296,729.	$290,911	$290,911
Daiwa Capital Markets America, 0.16%, dated 7/31/15, due 8/03/15, repurchase price $290,915, collateralized by U.S. Government & Treasury Securities 0.00% to 9.88%, maturing 9/03/15 to 3/01/48; total market value of $296,729.	290,911	290,911
HSBC Securities USA, Inc., 0.14%, dated 7/31/15, due 8/03/15, repurchase price $290,914, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 8/01/22 to 8/01/48; total market value of $296,730.	290,911	290,911
ING Financial Markets LLC, 0.14%, dated 7/31/15, due 8/03/15, repurchase price $290,914, collateralized by U.S. Government & Treasury Securities 1.20% to 5.39%, maturing 12/01/20 to 7/01/45; total market value of $296,729.	290,911	290,911
Nomura Securities International, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $290,915, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 8/15/50 to 6/20/65; total market value of $296,729.	290,911	290,911
Royal Bank of Scotland PLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $76,551, collateralized by U.S. Treasury Securities 0.09% to 3.63%, maturing 9/30/15 to 2/15/44; total market value of $78,081.	76,550	76,550

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,531,105)		$1,531,105

TOTAL INVESTMENTS – 100.8%
(COST $118,005,029)		$119,456,233
COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(1,531,105)
OTHER ASSETS LESS LIABILITIES – 0.5%		609,856

TOTAL NET ASSETS – 100.0%		$118,534,984

Cost of investments for Federal income tax purposes is $118,005,652. The net unrealized appreciation/(depreciation) of investments was $1,450,581. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,713,862 and net unrealized depreciation from investments for those securities having an excess of cost over value of $263,281.

July 31, 2015 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$153,396	$—	$153,396
Corporate Bonds	—	59,984,397	—	59,984,397
Government Agencies	—	12,419,706	—	12,419,706
Mortgage-Backed Securities	—	2,556,204	—	2,556,204
U.S. Treasury	—	41,329,513	—	41,329,513
Money Market Fund	1,481,912	—	—	1,481,912
Repurchase Agreements	—	1,531,105	—	1,531,105

Total	$1,481,912	$117,974,321	$—	$119,456,233

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to” qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015,these liquid restricted securities amounted to $2,425,007 representing 2.0% of total net assets.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.19%, 9/01/27Δ	$53	$55

TOTAL ADJUSTABLE RATE MORTGAGE
(COST $53)		$55
ASSET-BACKED SECURITY – 0.1%
WHOLE LOAN – 0.1%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.18%, 10/15/24Δ,Ω	203,961	204,528

TOTAL ASSET-BACKED SECURITY
(COST $203,961)		$204,528
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.3%
JPMorgan Chase Commercial Mortgage
Securities Trust,
Series 2007-CIBC18, Class A4,
5.44%, 6/12/47	553,261	578,058
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.3%
Series 1988-6, Class C, 9.05%, 6/15/19	3,591	3,755
Series 1989-112, Class I, 6.50%, 1/15/21	1,171	1,254
Series 1990-136, Class E, 6.00%, 4/15/21	3,226	3,460
Series 1990-141, Class D, 5.00%, 5/15/21	1,351	1,422
Series 1993-1577, Class PK,
6.50%, 9/15/23	43,777	48,329
Series 1993-1644, Class K,
6.75%, 12/15/23	36,554	40,452
Series 1994-1686, Class PJ,
5.00%, 2/15/24	4,569	4,869
Series 2003-2649, Class KA,
4.50%, 7/15/18	66,620	69,177
Series 2005-3062, Class LU,
5.50%, 10/15/16	1,174,440	1,178,693
Series 2011-3799, Class GK,
2.75%, 1/15/21	183,216	188,408
Series 2012-K710, Class A1,
1.44%, 1/25/19	2,247,444	2,264,109
Series 3893, Class DJ, 2.00%, 10/15/20	1,669,681	1,679,744

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,483,672
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.5%
Series 1993-113, Class PK, 6.50%, 7/25/23	38,989	43,091
Series 1993-127, Class H, 6.50%, 7/25/23	35,218	39,217
Series 1993-202, Class J, 6.50%, 11/25/23	19,933	22,169

Description	Par Value	Value
Series 1994-3, Class PL, 5.50%, 1/25/24	$40,786	$44,364
Series 1994-55, Class H, 7.00%, 3/25/24	42,054	47,392
Series 2002-52, Class QA, 6.00%, 7/18/32	14,843	15,517
Series 2002-94, Class HQ, 4.50%, 1/25/18	522,235	537,812
Series 2003-3, Class BC, 5.00%, 2/25/18	392,492	410,149
Series 2009-70, Class NM, 3.25%, 8/25/19	954,077	984,296
Series 2011-66, Class QE, 2.00%, 7/25/21	658,581	665,725
Series 2011-71, Class DJ, 3.00%, 3/25/25	735,198	752,053
Series 2011-81, Class PA, 3.50%, 8/25/26	2,272,435	2,380,388

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$5,942,173
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.5%
Series 2005-44, Class PC, 5.00%, 12/20/33	522,449	537,336
Series 2010-17, Class K, 4.00%, 3/16/22	1,940,263	1,994,508

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$2,531,844
WHOLE LOAN – 0.8%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1,
2.67%, 2/25/34Δ,S	233,793	232,510
Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.66%, 3/25/34Δ	157,063	153,673
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	1,043,485	943,323

TOTAL WHOLE LOAN		$1,329,506

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $16,178,758)		$15,865,253
CORPORATE BONDS – 49.2%
AEROSPACE & DEFENSE – 1.1%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,746,000	1,795,795
AUTOMOTIVE – 2.9%
Daimler Finance North America LLC,
Company Guaranteed, 1.38%, 8/01/17Ω	2,000,000	1,992,536
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16Ω	400,000	402,302
Johnson Controls, Inc.,
Sr. Unsecured, 1.40%, 11/02/17	1,000,000	995,541
Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 0.64%, 3/12/20Δ	1,500,000	1,486,095

TOTAL AUTOMOTIVE		$4,876,474

July 31, 2015 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
BEVERAGES – 0.3%
Diageo Capital PLC,
Company Guaranteed, 0.63%, 4/29/16	$475,000	$474,514
CAPITAL MARKETS – 4.9%
Branch Banking & Trust Co.,
Sr. Unsecured, BKNT, 1.00%, 4/03/17	1,500,000	1,494,390
Fifth Third Bancorp,
Subordinated, 5.45%, 1/15/17	5,000,000	5,267,982
Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,533,127

TOTAL CAPITAL MARKETS		$8,295,499
CHEMICALS – 0.6%
Monsanto Co.,
Sr. Unsecured, 1.15%, 6/30/17	1,000,000	996,633
COMMERCIAL BANKS – 9.1%
Citigroup, Inc.,
Sr. Unsecured, 2.15%, 7/30/18	915,000	918,896
Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/23/20Δ	945,000	954,818
Huntington National Bank (The),
Sr. Unsecured, 1.38%, 4/24/17	2,000,000	1,992,790
JPMorgan Chase & Co.,
Sr. Unsecured, FRN, 0.91%, 1/28/19Δ	1,000,000	997,861
KeyBank N.A.,
Subordinated, BKNT, 5.70%, 11/01/17	900,000	975,975
KeyBank N.A.,
Subordinated, MTN, 5.45%, 3/03/16	1,000,000	1,026,816
National City Bank,
Subordinated, BKNT, 0.63%, 6/07/17Δ	2,000,000	1,992,151
SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	2,000,000	2,032,959
Toronto-Dominion Bank (The),
Sr. Unsecured, MTN, 0.57%, 3/13/18Δ	2,000,000	1,996,066
US Bancorp,
Sr. Unsecured, MTN, 0.75%, 11/15/18Δ	430,000	430,691
Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.15%, 6/02/17	2,000,000	1,999,706

TOTAL COMMERCIAL BANKS		$15,318,729
COMPUTERS – 0.6%
Hewlett-Packard Co.,
Sr. Unsecured, 2.13%, 9/13/15	1,000,000	1,001,638
DIVERSIFIED FINANCIAL SERVICES – 5.8%
American Express Credit Corp.,
Sr. Unsecured, 0.82%, 3/18/19Δ	800,000	796,369
Capital One NA,
Sr. Unsecured, BKNT, 1.50%, 9/05/17	1,200,000	1,192,715
Charles Schwab Corp.,
Sr. Unsecured, 1.50%, 3/10/18	1,975,000	1,976,379
Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.10%, 3/12/19Δ	1,000,000	993,377
General Electric Capital Corp.,
Company Guaranteed, 1.27%, 3/15/23Δ	2,000,000	2,008,441

Description	Par Value	Value
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	$200,000	$209,750
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.05%, 12/15/16	2,500,000	2,507,661

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,684,692
ELECTRIC – 3.1%
Appalachian Power Co.,
Sr. Unsecured, K, 5.00%, 6/01/17	1,000,000	1,062,046
Consolidated Edison Co. of New York, Inc.,
Series 05-C, Sr. Unsecured,
5.38%, 12/15/15	110,000	111,865
Dominion Resources, Inc.,
Sr. Unsecured, 2.25%, 9/01/15	400,000	400,315
Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,077,271
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	1,505,000	1,641,570

TOTAL ELECTRIC		$5,293,067
ELECTRONICS – 1.2%
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 1.30%, 2/01/17	2,000,000	1,995,509
ENVIRONMENTAL CONTROL – 0.7%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,117,736
FOOD PRODUCTS – 2.2%
Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	2,600,000	2,598,970
McCormick & Co., Inc.,
Sr. Unsecured, 5.20%, 12/15/15	1,000,000	1,015,588
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16Ω	160,000	160,435

TOTAL FOOD PRODUCTS		$3,774,993
FOREST PRODUCTS & PAPER – 1.4%
International Paper Co.,
Sr. Unsecured, 5.25%, 4/01/16#	2,250,000	2,309,544
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Becton Dickinson And Co.,
Sr. Unsecured, 1.45%, 5/15/17	1,000,000	997,148
Zimmer Holdings, Inc.,
Sr. Unsecured, 1.45%, 4/01/17	1,135,000	1,134,198

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,131,346
HEALTH CARE PROVIDERS & SERVICES – 1.3%
Unitedhealth Group, Inc.,
Sr. Unsecured, 1.90%, 7/16/18	1,110,000	1,114,686
WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,014,944

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,129,630
HOME FURNISHINGS – 0.5%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	750,000	784,050

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     93

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
INSURANCE – 1.8%
Berkshire Hathaway Finance Corp.,
Company Guaranteed, 1.60%, 5/15/17	$2,000,000	$2,022,926
Principal Financial Group, Inc.,
Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,082,065

TOTAL INSURANCE		$3,104,991
MEDIA – 1.2%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.13%, 2/15/16	2,000,000	2,022,918
METALS & MINING – 0.6%
Caterpillar Financial Services Corp.,
Sr. Unsecured, 1.75%, 3/24/17	1,000,000	1,013,558
OIL & GAS – 1.7%
Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	1,500,000	1,639,760
Husky Oil Ltd.,
Sr. Unsecured, 7.55%, 11/15/16	221,000	236,280
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,025,948

TOTAL OIL & GAS		$2,901,988
PHARMACEUTICALS – 1.4%
AbbVie, Inc.,
Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,001,907
Actavis Funding SCS,
Company Guaranteed, 1.52%, 3/12/20Δ	1,410,000	1,418,085

TOTAL PHARMACEUTICALS		$2,419,992
PIPELINES – 0.6%
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.95%, 9/15/15	1,000,000	1,003,412
REAL ESTATE INVESTMENT TRUSTS – 1.2%
BioMed Realty LP,
Company Guaranteed, 2.63%, 5/01/19	1,000,000	1,001,067
Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	1,000,000	1,003,805

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,004,872
RETAIL – 2.5%
CVS Caremark Corp.,
Sr. Unsecured, 1.20%, 12/05/16	2,200,000	2,200,485
Walgreens Boots Alliance,
Sr. Unsecured, 1.75%, 11/17/17	2,000,000	2,006,103

TOTAL RETAIL		$4,206,588
TELECOMMUNICATIONS – 1.0%
AT&T, Inc.,
Sr. Unsecured, 1.16%, 6/30/20Δ	900,000	904,511
Cisco Systems, Inc.,
Sr. Unsecured, 1.10%, 3/03/17	800,000	802,274

TOTAL TELECOMMUNICATIONS		$1,706,785

Description	Par Value	Value
TRANSPORTATION – 0.2%
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.60%, 3/01/16	$400,000	$406,095

TOTAL CORPORATE BONDS
(COST $82,717,567)		$82,771,048
GOVERNMENT AGENCIES – 3.1%
FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC) – 3.0%
0.88%, 10/14/16	3,000,000	3,015,564
2.00%, 8/25/16	1,000,000	1,016,326
5.13%, 10/18/16	1,000,000	1,056,391

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,088,281
SMALL BUSINESS ADMINISTRATION – 0.1%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	5,026	5,106
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	44,765	46,350
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	24,816	25,528
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	963	1,006
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	4,011	4,301

TOTAL SMALL BUSINESS ADMINISTRATION		$82,291

TOTAL GOVERNMENT AGENCIES
(COST $5,074,792)		$5,170,572
MORTGAGE-BACKED SECURITIES – 6.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.7%
Pool 287773, 7.50%, 3/01/17	311	320
Pool 538733, 9.00%, 9/01/19	221	228
Pool A18401, 6.00%, 2/01/34	583,228	666,967
Pool C78010, 5.50%, 4/01/33	839,380	956,042
Pool C80328, 7.50%, 7/01/25	29,420	34,199
Pool G01425, 7.50%, 5/01/32	66,638	77,670
Pool G01831, 6.00%, 5/01/35	157,803	178,931
Pool G12709, 5.00%, 7/01/22	128,069	134,945
Pool G14695, 4.50%, 6/01/26	717,458	754,782

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,804,084
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.0%
Pool 202957, 8.00%, 8/01/21	2,422	2,563
Pool 252439, 6.50%, 5/01/29	29,650	34,352
Pool 255933, 5.50%, 11/01/35	148,550	167,297

July 31, 2015 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Pool 323419, 6.00%, 12/01/28	$54,249	$61,820
Pool 334593, 7.00%, 5/01/24	56,964	65,932
Pool 39862, 9.75%, 9/01/17	3,345	3,508
Pool 436746, 6.50%, 8/01/28	43,290	46,680
Pool 440401, 6.50%, 8/01/28	148,951	172,341
Pool 485678, 6.50%, 3/01/29	30,630	33,128
Pool 494375, 6.50%, 4/01/29	2,466	2,546
Pool 545051, 6.00%, 9/01/29	74,577	85,008
Pool 725418, 6.50%, 5/01/34	144,063	166,550
Pool 833143, 5.50%, 9/01/35	851,098	960,639
Pool 843323, 5.50%, 10/01/35	82,903	93,365
Pool AE2520, 3.00%, 1/01/26	378,069	394,949
Pool MA0909, 3.00%, 11/01/21	714,083	747,711
Pool MA0921, 3.00%, 12/01/21	5,188,258	5,432,585

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,470,974
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 1061, 9.00%, 4/20/23	13,937	14,515
Pool 1886, 9.00%, 10/20/24	501	522
Pool 188603, 9.00%, 11/15/16	2,538	2,594
Pool 208196, 9.00%, 2/15/17	4,164	4,259
Pool 306066, 8.50%, 7/15/21	3,547	4,085
Pool 307983, 8.50%, 7/15/21	13,831	14,257
Pool 341948, 8.50%, 1/15/23	5,202	5,348
Pool 346572, 7.00%, 5/15/23	8,895	9,556
Pool 484269, 7.00%, 9/15/28	39,716	43,418
Pool 581522, 6.00%, 5/15/33	157,994	173,619
Pool 592505, 6.00%, 4/15/33	145,973	158,108
Pool 780440, 8.50%, 11/15/17	518	545

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$430,826

TOTAL MORTGAGE-BACKED SECURITIES
(COST $11,265,672)		$11,705,884
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue,
Series 1998, 8.65%, 7/01/19	100,000	112,645

TOTAL MUNICIPAL BOND
(COST $106,358)		$112,645
U.S. TREASURY – 29.6%
U.S. TREASURY NOTES – 29.6%
0.10%, 5/15/18	12,000,000	12,025,610
0.38%, 10/31/16	3,295,000	3,292,630
0.50%, 4/30/17	5,750,000	5,740,614
0.63%, 5/31/17	8,500,000	8,498,114
0.63%, 6/30/17	185,000	184,902

Description	Par Value	Value
1.13%, 6/15/18	$18,750,000	$18,839,880
1.38%, 6/30/18	1,300,000	1,315,375

TOTAL U.S. TREASURY NOTES		$49,897,125

TOTAL U.S. TREASURY
(COST $49,769,644)		$49,897,125

Description	Number of Shares	Value
MONEY MARKET FUND – 1.3%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	2,151,422	$2,151,422

TOTAL MONEY MARKET FUND
(COST $2,151,421)		$2,151,422

TOTAL INVESTMENTS IN SECURITIES – 99.7%
(COST $167,468,226)		$167,878,532

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.1%
REPURCHASE AGREEMENTS – 0.1%
Citigroup Global Markets, Inc., 0.16%, dated 7/31/15, due 8/03/15, repurchase price $41,748, collateralized by U.S. Government & Treasury Securities 0.00% to 7.00%, maturing 4/30/16 to 9/01/47; total market value of $42,582.	$41,747	$41,747
Daiwa Capital Markets America, 0.16%, dated 7/31/15, due 8/03/15, repurchase price $41,748, collateralized by U.S. Government & Treasury Securities 0.00% to 9.88%, maturing 9/03/15 to 3/01/48; total market value of $42,582.	41,747	41,747
HSBC Securities USA, Inc., 0.14%, dated 7/31/15, due 8/03/15, repurchase price $41,747, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 8/01/22 to 8/01/48; total market value of $42,582.	41,747	41,747
ING Financial Markets LLC, 0.14%, dated 7/31/15, due 8/03/15, repurchase price $41,747, collateralized by U.S. Government Securities 1.20% to 5.39%, maturing 12/01/20 to 7/01/45; total market value of $42,582.	41,747	41,747
Nomura Securities International, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $41,748, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 8/15/50 to 6/20/65; total market value of $42,582.	41,747	41,747

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     95

Wilmington Short-Term Bond Fund (concluded)

Description	Par Value	Value
Royal Bank of Scotland PLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $10,986, collateralized by U.S. Treasury Securities 0.09% to 3.63%, maturing 9/30/15 to 2/15/44; total market value of $11,205.	$10,986	$10,986

TOTAL REPURCHASE AGREEMENTS
(COST $219,721)		$219,721

Description	Value
TOTAL INVESTMENTS – 99.8%
(COST $167,687,947)	$168,098,253
COLLATERAL FOR SECURITIES ON LOAN – (0.1%)	(219,721)
OTHER ASSETS LESS LIABILITIES – 0.3%	476,415

TOTAL NET ASSETS – 100.0%	$168,354,947

Cost of investments for Federal income tax purposes is $167,693,476.The net unrealized appreciation/(depreciation) of investments was $410,204.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $905,090 and net unrealized depreciation from investments for those securities having an excess of cost over value of $494,886.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$55	$—	$55
Asset-Backed Security	—	204,528	—	204,528
Collateralized Mortgage Obligations	—	15,865,253	—	15,865,253
Corporate Bonds	—	82,771,048	—	82,771,048
Government Agencies	—	5,170,572	—	5,170,572
Mortgage-Backed Securities	—	11,705,884	—	11,705,884
Municipal Bond	—	112,645	—	112,645
U.S. Treasury	—	49,897,125	—	49,897,125
Money Market Fund	2,151,422	—	—	2,151,422
Repurchase Agreements	—	219,721	—	219,721

Total	$2,151,422	$165,946,831	$—	$168,098,253

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
S	All or a portion of this security was segregated for extended settlement contracts.
Ω	Denotes a restricted security that may be resold without restriction to” qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015,these liquid restricted securities amounted to $2,759,801 representing 1.6% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:	LLC - Limited Liability Corporation
BKNT - Bank Note	LP - Limited Partnership
CMBS - Commercial Mortgage-Backed Securities	Ltd. - Limited
FHLMC - Federal Home Loan Mortgage Corporation	MTN - Medium Term Note
FNMA - Federal National Mortgage Association	NA - North America
FRN - Floating Rate Note	PLC - Public Limited Company
GNMA - Government National Mortgage Association

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.7%
ALABAMA – 0.9%
HIGHER EDUCATION – 0.5%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,418,364
MEDICAL – 0.4%
The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22Δ	1,000,000	1,125,850

TOTAL ALABAMA		$2,544,214
ARIZONA – 2.8%
PRE-REFUNDED/ESCROW – 1.1%
Arizona Water Infrastructure Finance Authority, Revenue Bonds, Water Utility Improvements, (Series A), 5.00%, 10/01/23	3,000,000	3,374,070
SCHOOL DISTRICT – 0.8%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	2,000,000	2,365,720
WATER & SEWER – 0.9%
City of Tucson, AZ, Refunding Revenue Bonds, (Water Revenue), 5.00%, 7/01/30	2,255,000	2,628,789

TOTAL ARIZONA		$8,368,579
CALIFORNIA – 6.5%
GENERAL OBLIGATIONS – 0.8%
Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	2,000,000	2,408,660
LEASE – 1.7%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	4,941,130
TRANSPORTATION – 2.0%
Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,938,700
WATER & SEWER – 2.0%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,824,100

TOTAL CALIFORNIA		$19,112,590
COLORADO – 0.8%

Description	Par Value	Value
AIRPORT – 0.8%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	$2,000,000	$2,345,580

TOTAL COLORADO		$2,345,580
FLORIDA – 2.0%
HIGHER EDUCATION – 2.0%
Broward County School Board, FL, Certificate Participation Refunding Bonds,, (Series A), 5.00%, 7/01/21	3,000,000	3,509,940
St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,315,160

TOTAL HIGHER EDUCATION		$5,825,100

TOTAL FLORIDA		$5,825,100
GEORGIA – 2.5%
GENERAL OBLIGATIONS – 2.5%
State of Georgia, GO Unlimited, (Series A-1), (Public Improvements), 5.00%, 2/01/22	6,000,000	7,199,160

TOTAL GEORGIA		$7,199,160
ILLINOIS – 7.9%
DEDICATED TAX – 1.1%
State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,198,875
GENERAL OBLIGATIONS – 3.3%
Du Page Cook & Will Counties Community College District No 502, Refunding Bonds, (Series A), 5.00%, 6/01/19	2,435,000	2,776,168
Metropolitan Water Reclamation District of Greater Chicago, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	5,990,000	7,041,305

TOTAL GENERAL OBLIGATIONS		$9,817,473
MEDICAL – 0.4%
Illinois State Finance Authority, Refunding Revenue Bonds, (Series A), (Rush University Medical Center), 5.00%, 11/15/29	1,000,000	1,134,460
SCHOOL DISTRICT – 1.1%
Du Page & Will Counties, IL, Community School District No 204 Indian Prairie, GO Unlimited, Advance Refunding, (Series A), 5.00%, 12/30/19	2,785,000	3,223,359

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     97

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
TRANSPORTATION – 2.0%
Illinois State Toll Highway Authority, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	$5,000,000	$5,964,300

TOTAL ILLINOIS		$23,338,467
INDIANA – 1.2%
GENERAL OBLIGATIONS – 0.5%
Indianapolis-Marion County Public Library, GO Unlimited, Refunding Revenue Bonds, (State Intercept Program), 5.00%, 1/01/19	1,270,000	1,435,633
MEDICAL – 0.7%
Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,216,340

TOTAL INDIANA		$3,651,973
KANSAS – 1.2%
GENERAL OBLIGATIONS – 1.2%
City of Wichita, KS, GO Unlimited, Current Refunding, (Series A), 5.00%, 12/01/18	3,085,000	3,491,202

TOTAL KANSAS		$3,491,202
MARYLAND – 16.7%
CONTINUING CARE – 0.4%
Baltimore County, MD, Revenue Refunding Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	1,200,000	1,253,280
DEDICATED TAX – 0.5%
Maryland State Department of Transportation, Revenue Bonds, Transit Improvements, 5.00%, 2/15/28	1,375,000	1,571,075
GENERAL OBLIGATIONS – 7.3%
Baltimore County, MD, GO Unlimited, Refunding Notes, 5.00%, 11/01/18	1,000,000	1,130,310
Baltimore County, MD, GO Unlimited, Refunding Notes, (Public Improvements), 5.00%, 2/01/28	1,000,000	1,165,150
Cecil County, MD, GO Unlimited, Refunding Bonds, (County Commissioners- Consolidated Public Improvements), 5.00%, 11/01/23	2,590,000	3,109,580
Charles County, MD, GO Unlimited, Refunding Bonds, (Public Improvements), 5.00%, 3/01/20	3,020,000	3,520,776
Frederick County, MD, GO Unlimited, Refunding Bonds, (Public Facilities), 5.25%, 11/01/19	1,500,000	1,755,225
Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	2,808,000
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,387,440

Description	Par Value	Value
Montgomery County, MD, GO Unlimited, Refunding Notes, (Public Improvements), 5.00%, 8/01/19	$1,570,000	$1,811,843
Prince George’s County, MD, GO Limited, Public Improvements, (Series A), 5.00%, 9/15/27	1,020,000	1,202,866
Washington Suburban Sanitary Commission, MD, GO Unlimited, Refunding Bonds, (General Construction), 6.00%, 6/01/18	1,000,000	1,142,890
Washington Suburban Sanitary Commission, MD, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	1,315,000	1,467,764

TOTAL GENERAL OBLIGATIONS		$21,501,844
HIGHER EDUCATION – 1.2%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Johns Hopkins University), 5.00%, 7/01/26	3,000,000	3,527,790
LEASE – 0.4%
Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,143,350
MEDICAL – 1.9%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	1,000,000	1,159,960
5.00%, 7/01/25	1,000,000	1,144,900
5.00%, 7/01/26	1,100,000	1,247,873
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System), 5.00%, 7/01/19	1,000,000	1,147,020
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series C), (Johns Hopkins Health System), 5.00%, 5/15/28	675,000	774,684

TOTAL MEDICAL		$5,474,437
PRE-REFUNDED/ESCROW – 1.0%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,779,700
TRANSPORTATION – 3.0%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/18	825,000	917,309
Maryland State Transportation Authority, Refunding Revenue Bonds
5.00%, 7/01/18	2,500,000	2,795,175
5.00%, 7/01/25	1,000,000	1,172,790
Maryland State Transportation Authority, Revenue Bonds, Highway Improvements, 5.25%, 3/01/18	3,520,000	3,918,147

TOTAL TRANSPORTATION		$8,803,421

July 31, 2015 (unaudited)

98     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
WATER & SEWER – 1.0%
Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds, Sewer Improvements, 5.00%, 3/01/20	$2,525,000	$2,953,518

TOTAL MARYLAND		$49,008,415
MASSACHUSETTS – 1.0%
WATER & SEWER – 1.0%
Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	2,933,359

TOTAL MASSACHUSETTS		$2,933,359
MICHIGAN – 9.0%
DEDICATED TAX – 4.2%
Michigan Finance Authority, Refunding Revenue Bonds, (Series A), (Unemployment Obligation Assessment), 5.00%, 7/01/18	3,500,000	3,918,600
Michigan Finance Authority, Refunding Revenue Bonds, (Series B), (Unemployment Obligation Assessment), 5.00%, 7/01/21	2,000,000	2,228,860
Michigan Finance Authority, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	6,078,239

TOTAL DEDICATED TAX		$12,225,699
MEDICAL – 0.5%
Royal Oak Hospital Finance Authority, MI, Refunding Revenue Bonds, (Series D), (William Beaumont Hospital), 5.00%, 9/01/20	1,200,000	1,389,804
SCHOOL DISTRICT – 3.2%
Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,075,140
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF)
5.00%, 5/01/22	1,195,000	1,404,364
5.00%, 5/01/24	2,810,000	3,344,378
Huron Valley School District, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/20	1,000,000	1,152,100
Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,417,995

TOTAL SCHOOL DISTRICT		$9,393,977
UTILITIES – 1.1%
Lansing Board of Water & Light, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,400,170

TOTAL MICHIGAN		$26,409,650
MINNESOTA – 0.9%

Description	Par Value	Value
MEDICAL – 0.9%
City of Rochester, MN, Refunding Revenue Bonds, (Series A), (Mayo Clinic), 4.00%, 11/15/30Δ	$2,500,000	$2,733,950

TOTAL MINNESOTA		$2,733,950
MISSOURI – 1.3%
AIRPORT – 0.3%
City of St Louis, MO, Airport Revenue, Refunding Revenue Bonds, (Series A), (Lambert International Airport), (AGM), 5.00%, 7/01/23	1,000,000	1,065,350
MEDICAL – 1.0%
Missouri State Health & Educational Facilities Authority, MO, Refunding Revenue Bonds, (Series A), (SSM Health Care)
5.00%, 6/01/20	1,000,000	1,159,540
5.00%, 6/01/28	1,500,000	1,722,540

TOTAL MEDICAL		$2,882,080

TOTAL MISSOURI		$3,947,430
NEVADA – 1.1%
DEDICATED TAX – 0.7%
County of Clark, NV, Refunding Revenue Bonds, (Motor Vehicle Fuel Tax), 5.00%, 7/01/18	2,000,000	2,228,760
SCHOOL DISTRICT – 0.4%
Washoe County School District, NV, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,081,590

TOTAL NEVADA		$3,310,350
NEW JERSEY – 3.0%
GENERAL OBLIGATIONS – 0.7%
County of Essex, NJ, GO Unlimited,, (Series A), ( Public Improvements), 5.00%, 8/01/19	1,870,000	2,143,151
HIGHER EDUCATION – 1.6%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project),
5.00%, 7/01/28	1,030,000	1,185,983
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project),
5.00%, 7/01/27	3,000,000	3,483,390

TOTAL HIGHER EDUCATION		$4,669,373
TRANSPORTATION – 0.7%
New Jersey State Turnpike Authority, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,918,892

TOTAL NEW JERSEY		$8,731,416
NEW YORK – 7.8%

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     99

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
DEDICATED TAX – 3.3%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	$1,960,000	$2,348,903
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	4,853,929
Sales Tax Asset Receivable Corp, Refunding Revenue Bobds, (Series A), 5.00%, 10/15/25	2,000,000	2,456,640

TOTAL DEDICATED TAX		$9,659,472
LEASE – 0.4%
Erie County Industrial Development Agency School, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,110,060
TRANSPORTATION – 4.1%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	3,000,000	3,450,390
New York State Thruway Authority, Refunding Revenue Bonds,, 5.00%, 1/01/30	5,500,000	6,335,505
Port Authority of New York & New Jersey, Refunding Revenue Bonds, (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,386,480

TOTAL TRANSPORTATION		$12,172,375

TOTAL NEW YORK		$22,941,907
OHIO – 0.8%
GENERAL OBLIGATIONS – 0.8%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,299,217

TOTAL OHIO		$2,299,217
PENNSYLVANIA – 7.8%
HIGHER EDUCATION – 1.7%
Pennsylvania Higher Educational Facilities Authority, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,652,728
Pennsylvania State University, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,258,105

TOTAL HIGHER EDUCATION		$4,910,833
MEDICAL – 1.8%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,694,321
Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG)
5.00%, 3/15/19	1,485,000	1,580,946
5.00%, 3/15/23	1,770,000	1,875,510

TOTAL MEDICAL		$5,150,777

Description	Par Value	Value
PRE-REFUNDED/ESCROW – 3.1%
Bucks County Industrial Development Authority, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	$4,775,000	$6,348,362
Hamburg Area School District, PA, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	—	—
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,764,415

TOTAL PRE-REFUNDED/ESCROW		$9,112,777
SCHOOL DISTRICT – 0.7%
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,022,825
TRANSPORTATION – 0.5%
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,589,672

TOTAL PENNSYLVANIA		$22,786,884
TEXAS – 14.7%
AIRPORT – 1.0%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,968,825
GENERAL OBLIGATIONS – 2.6%
City of Frisco, TX, GO Limited, Refunding Revenue Bonds, (Recreational Facilities Improvements), 5.00%, 2/15/18	2,000,000	2,205,360
County of Travis, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 3/01/19	1,270,000	1,439,253
State of Texas, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	4,075,850

TOTAL GENERAL OBLIGATIONS		$7,720,463
HIGHER EDUCATION – 1.9%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG)
5.00%, 11/15/18	1,690,000	1,890,806
5.00%, 11/15/19	3,105,000	3,545,693

TOTAL HIGHER EDUCATION		$5,436,499
MEDICAL – 4.6%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,117,130

July 31, 2015 (unaudited)

100     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	$5,000,000	$5,311,650
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,091,022

TOTAL MEDICAL		$13,519,802
SCHOOL DISTRICT – 0.8%
Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19	2,165,000	2,489,100
TRANSPORTATION – 1.0%
County of Harris, TX, Refunding Revenue Bonds, (Series C), (Senior Lien-Toll Road), 5.00%, 8/15/26	2,420,000	2,792,462
UTILITIES – 1.3%
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)
5.00%, 5/15/21	1,250,000	1,477,237
5.00%, 5/15/23	2,000,000	2,406,060

TOTAL UTILITIES		$3,883,297
WATER & SEWER – 1.5%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,432,021

TOTAL TEXAS		$43,242,469
UTAH – 0.9%
MEDICAL – 0.9%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,165,000	1,332,247
5.00%, 5/15/26	1,200,000	1,367,652

TOTAL MEDICAL		$2,699,899

TOTAL UTAH		$2,699,899
VIRGINIA – 1.6%
HIGHER EDUCATION – 1.6%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,613,000

Description	Par Value	Value
TOTAL VIRGINIA		$4,613,000
WASHINGTON – 3.1%
DEDICATED TAX – 0.9%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC),
5.25%, 2/01/21	$2,300,000	$2,642,769
GENERAL OBLIGATIONS – 1.8%
State of Washington, GO Unlimited, Refunding Revenue Bonds, (Series R-C),
5.00%, 7/01/24	4,500,000	5,403,600
POWER – 0.4%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds,
5.25%, 10/01/28	1,000,000	1,181,310

TOTAL WASHINGTON		$9,227,679
WISCONSIN – 1.2%
PRE-REFUNDED/ESCROW – 0.6%
Wisconsin Department of Transportation, Revenue Bonds, (Series 1), (Highway Improvements), 5.00%, 7/01/22	1,500,000	1,725,195
TRANSPORTATION – 0.6%
Wisconsin Department of Transportation, Refunding Revenue Bonds, (Series 2),
5.00%, 7/01/19	1,500,000	1,722,405

TOTAL WISCONSIN		$3,447,600

TOTAL MUNICIPAL BONDS
(COST $276,251,831)		$284,210,090

	Number of Shares
MONEY MARKET FUND – 1.4%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	4,207,014	$4,207,014

TOTAL MONEY MARKET FUND
(COST $4,207,014)		$4,207,014

TOTAL INVESTMENTS – 98.1%
(COST $280,458,845)		$288,417,104
OTHER ASSETS LESS LIABILITIES – 1.9%		5,627,506

TOTAL NET ASSETS – 100.0%		$294,044,610

Cost of investments for Federal income tax purposes is $280,458,845.The net unrealized appreciation/(depreciation) of investments was $7,958,259.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,795,631 and net unrealized depreciation from investments for those securities having an excess of cost over value of $837,372.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     101

Wilmington Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$284,210,090	$—	$284,210,090
Money Market Fund	4,207,014	—	—	4,207,014

Total	$4,207,014	$284,210,090	$—	$288,417,104

^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

ETM - Escrowed to Maturity

FGIC - Financial Guarantee Insurance Company

GO - General Obligation

GTD - Guaranteed

IDA - Industrial Development Authority/Agency

OBG - Obligation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

UPMC - University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.4%
NEW YORK – 96.4%
DEDICATED TAX – 15.6%
Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	$1,000,000	$1,198,420
New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,510,990
New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,100,000	6,123,468
New York State Thruway Authority, Revenue Bonds, Public Improvements, (Series A), 5.25%, 3/15/23	1,000,000	1,093,330
New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,111,080

TOTAL DEDICATED TAX		$13,037,288
GENERAL OBLIGATIONS – 23.3%
Buffalo New York, Municipal Water Finance Authority, Current Refunding, Municipal Water Finance, 5.00%, 7/01/09	1,170,000	1,346,647
County of Albany NY, AD Velorem Property Tax, GO, Refunding Bonds, 5.00%, 9/15/20	2,595,000	3,060,647
New York State, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,523,403
New York State, Sales Tax Revenue, Refunding Bonds, Sales Tax Assets Receivable, (2015 - Series A), 5.00%, 10/15/25	1,000,000	1,228,320
Rochester New York, AD Velorem Property Tax, GO, Refunding Notes, 5.00%, 8/01/19	3,000,000	3,444,540
Town of Brookhaven NY, Refunding Bonds, Economic Defeasance, AD Velorem Property Tax, 5.00%, 5/01/19	1,000,000	1,147,050
Town of Hempstead NY, Refunding Bonds, Public Improvements, (Series A), AD Velorem Property Tax, 5.00%, 8/15/19	2,100,000	2,350,887
Town of Islip NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 2/01/19	1,795,000	2,038,007
West Seneca, New York, AD Valorem Property Tax, GO, Public Improvements, 0.00%,	1,040,000	1,239,701
West Seneca, New York, AD Valorem Property Tax, GO, Refunding Notes, 5.00%, 7/15/20	990,000	1,162,349

TOTAL GENERAL OBLIGATIONS		$19,541,551

Description	Par Value	Value
HIGHER EDUCATION – 3.5%
New York State Dormitory Authority, Revenue Bonds, University College Improvements, (Series A), 5.00%, 7/01/21	$1,000,000	$1,182,240
New York State Dormitory Authority, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,769,295

TOTAL HIGHER EDUCATION		$2,951,535
LEASE – 13.2%
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(AGM, State Aid Withholding), 5.75%, 5/01/21	1,000,000	1,090,530
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,476,550
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,086,639
New York State Urban Development Corp., Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,360,210

TOTAL LEASE		$11,013,929
MEDICAL – 9.0%
Monroe County, NY, IDA, Refunding Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,003,410
New York State Dormitory Authority, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	4,650,000	5,370,843
New York State Dormitory Authority, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,174,771

TOTAL MEDICAL		$7,549,024
POWER – 3.7%
New York Power Authority/The, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,096,978
PRE-REFUNDED/ESCROW – 4.9%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,142,040

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     103

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
SCHOOL DISTRICT – 2.7%
Commack Union Free School District/NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	$1,000,000	$1,135,110
Union Free School District of The Tarrytowns, Refunding Bonds, Economic Defeasance, (Series A), (State Aid Withholding), 5.00%, 1/15/19	1,000,000	1,137,000

TOTAL SCHOOL DISTRICT		$2,272,110
TRANSPORTATION – 13.2%
Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,093,780
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,000,000	2,300,260
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,310,000
Port Authority of New York & New Jersey, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	3,000,000	3,579,720
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/28	1,500,000	1,770,360

TOTAL TRANSPORTATION		$11,054,120
WATER & SEWER – 7.3%
Nassau County Sewer & Storm Water Finance Authority, Refunding Revenue Bonds, 5.00%, 10/01/26	1,500,000	1,805,115

Description	Par Value	Value
New York City Water & Sewer System, (Series BB), Refunding Revenue Bonds, 5.00%, 6/15/28	$3,595,000	$4,262,484

TOTAL WATER & SEWER		$6,067,599

TOTAL NEW YORK		$80,726,174

TOTAL MUNICIPAL BONDS
(COST $77,842,687)		$80,726,174

	Number of Shares
MONEY MARKET FUND – 7.0%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	5,837,345	$5,837,345

TOTAL MONEY MARKET FUND
(COST $5,837,345)		$5,837,345

TOTAL INVESTMENTS – 103.4%
(COST $83,680,032)		$86,563,519
OTHER LIABILITIES LESS ASSETS – (3.4%)		(2,869,286)

TOTAL NET ASSETS – 100.0%		$83,694,233

July 31, 2015 (unaudited)

104     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $83,680,032.The net unrealized appreciation/(depreciation) of investments was $2,883,487.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,045,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162,138.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$80,726,174	$—	$80,726,174
Money Market Fund	5,837,345	—	—	5,837,345

Total	$5,837,345	$80,726,174	$—	$86,563,519

^   7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

CAPMAC - Capital Markets Assurance Corporation

GO - General Obligation

IDA - Industrial Development Authority/Agency

NATL-RE - National Public Finance Guarantee Corporation

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
ASSET-BACKED COMMERCIAL PAPER – 10.4%‡
Chariot Funding LLC
0.27%, 8/11/15Ω	$25,000,000	$24,998,125
0.27%, 8/21/15Ω	25,000,000	24,996,250
0.43%, 1/05/16Ω	50,000,000	49,908,416
CIESCO LLC,
0.20%, 9/15/15Ω	50,000,000	49,987,500
CRC Funding, LLC,
0.18%, 8/03/15Ω	25,000,000	24,999,750
MetLife Short Term Fund LLC
0.15%, 9/08/15Ω	42,000,000	41,993,350
0.18%, 8/10/15Ω	30,000,000	29,998,650
0.18%, 8/17/15Ω	28,000,000	27,997,760
Old Line Funding LLC,
0.29%, 10/15/15Ω	50,000,000	49,970,833
Thunder Bay Funding LLC,
0.22%, 9/17/15Ω	50,000,000	49,985,639

TOTAL ASSET-BACKED COMMERCIAL PAPER
(COST $374,836,273)		$374,836,273
CERTIFICATES OF DEPOSIT – 18.0%
Bank Of America, NA,
0.25%, 9/10/15	100,000,000	100,000,000
Bank Of Montreal, CHI,
0.13%, 8/17/15	50,000,000	50,000,000
Bank of Nova Scotia, HOU
0.30%, 12/11/15Δ,Ω	50,000,000	50,000,000
2.05%, 10/07/15Δ	50,000,000	50,149,831
Canadian Imperial Bank of Commerce, NY,
0.13%, 9/01/15	100,000,000	100,000,000
Chase Bank USA, NA NA Frn 3/8/2016,
0.37%, 3/08/16	50,000,000	50,000,000
JP Morgan Chase Bank NA,
0.32%, 10/23/15Δ	50,000,000	50,000,000
Toronto Dominion Bank, NY,
YCD, 0.27%, 11/18/15Δ	50,000,000	50,000,000
US Bank National Association,
0.27%, 10/30/15Δ	50,000,000	50,000,000
Wells Fargo Bank, NA
0.30%, 11/18/15Δ	50,000,000	50,000,000
0.32%, 3/04/16Δ	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $650,149,831)		$650,149,831
CORPORATE NOTES & BONDS – 7.7%
Coca-Cola Co.,
Sr. Unsecured, 0.27%, 9/01/15Δ	50,000,000	50,002,476

Description	Par Value	Value
General Electric Capital Corp.,
1.00%, 9/23/15Δ	$25,000,000	$25,026,657
Honeywell International Inc.,
Sr. Unsecured, 0.31%, 11/17/15Δ	94,120,000	94,142,768
Microsoft Corp.,
1.63%, 9/25/15	38,401,000	38,485,031
Province of Ontario,
Sr. Unsecured, 0.31%, 8/13/15Δ	70,000,000	70,001,662

TOTAL CORPORATE NOTES & BONDS
(COST $277,658,594)		$277,658,594
FINANCIAL COMPANY COMMERCIAL PAPER – 16.7%
Commonwealth Bank of Australia
0.28%, 2/26/16Δ,Ω	50,000,000	50,000,000
0.32%, 5/13/16Δ,Ω	50,000,000	50,000,000
General Electric Capital Corp.,
0.26%, 8/20/15	50,000,000	49,993,139
General Electric Capital Corporation,
0.18%, 9/28/15	50,000,000	49,985,500
Massachusetts Mutual Life Insurance,
0.12%, 8/03/15Ω	25,000,000	24,999,833
National Australia Funding,
0.23%, 10/01/15Ω	100,000,000	99,961,028
Svenska Handelsbanken,
0.14%, 8/04/15Ω	98,280,000	98,278,853
UBS Finance,
0.17%, 8/31/15	50,000,000	49,992,917
USAA Capital Corp.,
0.11%, 8/05/15	30,000,000	29,999,633
Westpac Banking Corp.,
0.20%, 9/08/15Ω	100,000,000	99,978,889

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(COST $603,189,792)		$603,189,792
MUNICIPAL COMMERCIAL PAPER – 2.5%‡
Salt River Project Agricultural Improvement & Power District, Series C
0.18%, 8/05/15	45,000,000	44,999,100
0.18%, 8/10/15	45,000,000	44,997,975

TOTAL MUNICIPAL COMMERCIAL PAPER
(COST $89,997,075)		$89,997,075
MUNICIPAL NOTES & BONDS – 1.5%
Loudon County Industrial Development Authority, VA,
Revenue Bonds, (Series C) Weekly VRDNs, (Howard Hughes Medical Institute, OBG), 0.07%, 5/07/15¿	23,685,000	23,685,000

July 31, 2015 (unaudited)

106     PORTFOLIO OF INVESTMENTS

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value
State of Texas, Revenue Notes, GO Revenue Bonds, (Series 2006A) Weekly VRDNs, (Veterans Housing Assistance, OBG), 0.09%, 5/07/15¿	$32,085,000	$32,085,000

TOTAL MUNICIPAL NOTES & BONDS
(COST $55,770,000)		$55,770,000
OTHER COMMERCIAL PAPER – 30.2%‡
ABB Treasury Center USA
0.12%, 8/06/15Ω	50,000,000	49,999,167
0.15%, 8/03/15Ω	28,999,000	28,998,758
Air Products & Chemicals,
0.13%, 8/03/15Ω	38,000,000	37,999,726
ANZ New Zealand International,
0.23%, 9/25/15Ω	90,100,000	90,068,340
Army & Air Force Exchange,
0.08%, 8/03/15Ω	75,000,000	74,999,667
Bank of New York Mellon Corp.,
0.08%, 9/01/15Ω	100,000,000	99,999,556
BASF SE,
0.20%, 9/28/15Ω	50,000,000	49,983,889
Coca-Cola Co.
0.15%, 8/24/15Ω	26,500,000	26,497,460
0.21%, 10/13/15Ω	24,000,000	23,989,780
CPPIB Capital, Inc.
0.16%, 10/01/15Ω	50,000,000	49,986,444
0.17%, 9/23/15Ω	50,000,000	49,987,486
Electric de France,
0.17%, 10/01/15Ω	100,000,000	99,971,194
IBM International Group,
0.10%, 8/13/15Ω	50,000,000	49,998,333
Illinois Tool Works,
0.09%, 8/07/15Ω	50,000,000	49,999,250
Novartis Finance Corp.,
0.15%, 8/10/15Ω	50,000,000	49,998,125
Phillip Morris International, Inc.
0.14%, 8/11/15Ω	75,000,000	74,997,083
0.15%, 8/26/15Ω	25,000,000	24,997,396
Sanofi-Aventis,
0.14%, 9/11/15Ω	50,000,000	49,992,028

Description	Par Value	Value
Syngenta Wilmington, Inc.,
0.26%, 8/06/15	$107,500,000	$107,496,118

TOTAL OTHER COMMERCIAL PAPER
(COST $1,089,959,800)		$1,089,959,800
U.S. TREASURY OBLIGATIONS – 6.2%
U.S. TREASURY BILL – 1.4%
1.38%, 11/30/15	50,000,000	50,207,508
U.S. TREASURY NOTES – 4.8%
0.25%, 9/15/15	50,000,000	50,007,386
0.38%, 2/15/16	50,000,000	50,061,523
0.45%, 11/15/15	25,000,000	25,318,364
4.25%, 8/15/15	50,000,000	50,080,069

TOTAL U.S. TREASURY OBLIGATIONS
(COST $225,674,850)		$225,674,850
REPURCHASE AGREEMENTS – 7.2%
Credit Suisse First Boston LLC, 0.15%, dated 7/31/15, due 8/03/15, repurchase price $211,002,638, collateralized by U.S. Treasury Securities 0.88% to 1.25%, maturing 10/31/15 to 12/31/16; total market value of $215,223,938.	211,000,000	211,000,000
TD Securities, Inc., 0.15%, dated 7/31/15, due 8/03/15, repurchase price $50,000,625, collateralized by U.S. Government securities 3.5% to 4.0%, maturing 4/01/26 to 12/01/44; total market value of $51,500,000.	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $261,000,000)		$261,000,000

TOTAL INVESTMENTS – 100.4%
(COST $3,628,236,215)		$3,628,236,215
OTHER LIABILITIES LESS ASSETS – (0.4%)		(13,083,662)

TOTAL NET ASSETS – 100.0%		$3,615,152,553

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     107

Wilmington Prime Money Market Fund (concluded)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$374,836,273	$—	$374,836,273
Certificates of Deposit	—	650,149,831	—	650,149,831
Corporate Notes & Bonds	—	277,658,594	—	277,658,594
Financial Company Commercial Paper	—	603,189,792	—	603,189,792
Municipal Commercial Paper	—	89,997,075	—	89,997,075
Municipal Notes & Bonds	—	55,770,000	—	55,770,000
Other Commercial Paper	—	1,089,959,800	—	1,089,959,800
U.S. Treasury Obligations	—	225,674,850	—	225,674,850
Repurchase Agreements	—	261,000,000	—	261,000,000

Total	$—	$3,628,236,215	$—	$3,628,236,215

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.
¿	Variable rate demand note with current rate shown. Date shown is the date on which the Fund can unconditionally demand payment.
Ω	Denotes a restricted security that may be resold without restriction to” qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2015, these liquid restricted securities amounted to $1,830,518,558 representing 50.6% of net assets.

The following acronyms are used throughout this Fund:

CHI - Chicago

GO - General Obligation

HOU - Houston

LLC - Limited Liability Corporation

NA - North America

NY - New York

OBG - Obligation

VA - Virginia

VRDNs - Variable Rate Demand Notes

July 31, 2015 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 77.2%
FEDERAL FARM CREDIT BANK (FFCB) – 28.3%
0.04%, 8/12/15‡	$150,000,000	$149,998,167
0.04%, 8/17/15‡	147,000,000	146,997,171
0.14%, 9/04/15Δ	125,000,000	124,999,414
0.07%, 9/17/15‡	50,000,000	49,995,431
0.09%, 11/16/15‡	50,000,000	49,986,625
0.19%, 1/19/16Δ	21,600,000	21,601,047
0.20%, 2/04/16‡	20,000,000	19,979,222
0.15%, 2/16/16Δ	175,000,000	174,987,499
0.14%, 6/01/16Δ	150,000,000	150,000,000
0.16%, 10/24/16Δ	100,000,000	99,990,664

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$988,535,240
FEDERAL HOME LOAN BANK (FHLB) – 23.9%
0.09%, 8/19/15‡	44,600,000	44,597,971
0.14%, 8/26/15‡	50,000,000	49,995,243
0.10%, 9/01/15‡	175,000,000	174,984,932
0.10%, 9/02/15‡	63,425,000	63,419,680
0.07%, 9/11/15‡	78,690,000	78,684,118
0.10%, 9/14/15‡	33,500,000	33,495,906
0.09%, 9/17/15‡	50,000,000	49,994,451
0.09%, 10/02/15‡	81,619,000	81,606,134
0.09%, 10/07/15‡	50,000,000	49,991,625
0.09%, 10/14/15‡	158,300,000	158,270,715
0.10%, 10/19/15‡	50,000,000	49,989,028

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$835,029,803
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 15.9%
0.11%, 8/05/15‡	50,000,000	49,999,417
0.12%, 8/28/15‡	18,935,000	18,933,324
0.13%, 9/02/15‡	22,100,000	22,097,446
0.09%, 9/08/15‡	15,200,000	15,198,604
0.10%, 10/01/15‡	69,000,000	68,988,952
0.10%, 10/02/15‡	25,000,000	24,995,694
0.08%, 10/15/15‡	20,000,000	19,996,667
0.09%, 10/22/15‡	50,000,000	49,989,750
0.08%, 10/26/15‡	93,386,000	93,367,735
0.10%, 11/10/15‡	34,800,000	34,790,725
0.09%, 11/13/15‡	50,000,000	49,987,722

Description	Par Value	Value
0.11%, 12/02/15‡	$65,360,000	$65,335,436
0.13%, 12/14/15‡	41,200,000	41,179,915

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$554,861,387
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.1%
0.10%, 8/03/15‡	30,000,000	29,999,833
0.12%, 8/26/15‡	25,000,000	24,998,003
0.06%, 9/14/15‡	60,000,000	59,995,600
0.12%, 10/01/15‡	27,600,000	27,594,388
0.18%, 10/21/15Δ	150,000,000	150,010,934
0.07%, 9/16/15‡	25,000,000	24,997,764

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$317,596,522

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,696,022,952)		$2,696,022,952
U.S. TREASURY OBLIGATIONS – 11.5%
U.S. TREASURY BILLS – 1.4%
0.07%, 8/20/15‡	50,000,000	49,998,153
U.S. TREASURY NOTES – 10.1%
4.25%, 8/15/15	75,000,000	75,119,952
0.25%, 10/31/15	25,000,000	25,012,183
1.25%, 10/31/15	75,000,000	75,216,350
4.50%, 11/15/15	50,000,000	50,636,728
0.25%, 11/30/15	50,000,000	50,021,308
1.38%, 11/30/15	25,000,000	25,103,754
0.38%, 2/15/16	50,000,000	50,061,523

TOTAL U.S. TREASURY NOTES		$351,171,798

TOTAL U.S. TREASURY OBLIGATIONS (COST $401,169,951)		$401,169,951

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     109

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
REPURCHASE AGREEMENTS – 11.2%
Credit Suisse First Boston LLC, 0.15%, dated 07/31/15, due 08/03/15, repurchase price $216,002,700, collateralized by U.S. Treasury Securities 1.00% to 2.25, maturing 09/30/16 to 04/30/21; total market value of $220,324,615.	$216,000,000	$216,000,000
TD Securities, Inc., 0.13%, dated 07/31/15, due 08/03/15, repurchase price $125,001,354, collateralized by U.S. Government securities 2.5% to 4.0%, maturing 10/01/27 to 12/01/44; total market value of $128,750,000.	125,000,000	125,000,000
TD Securities, Inc., 0.15%, dated 07/31/15,due 08/03/15, repurchase price $50,000,625, collateralized by U.S. Government securities 3.5% to 4.0%, maturing 04/01/26 to 12/01/44; total market value of $51,500,000.	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $391,000,000)		$391,000,000

Description	Par Value	Value
TOTAL INVESTMENTS – 99.9% (COST $3,488,192,903)		$3,488,192,903
OTHER ASSETS LESS LIABILITIES – 0.1%		2,176,183

TOTAL NET ASSETS – 100.0%		$3,490,369,086

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$2,696,022,952	$—	$2,696,022,952
U.S. Treasury Obligations	—	401,169,951	—	401,169,951
Repurchase Agreements	—	391,000,000	—	391,000,000

Total	$—	$3,488,192,903	$—	$3,488,192,903

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

July 31, 2015 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 92.0%
U.S. TREASURY BILLS – 19.5%
0.04%, 8/20/15‡	$100,000,000	$99,997,176
0.05%, 8/27/15‡	25,000,000	24,998,727
0.05%, 9/03/15‡	25,000,000	24,998,258

TOTAL U.S. TREASURY BILLS		$149,994,161
U.S. TREASURY NOTES – 72.5%
4.25%, 8/15/15	25,000,000	25,039,984
0.38%, 8/31/15	82,000,000	82,022,266
0.25%, 9/15/15	25,000,000	25,005,297
0.25%, 10/15/15	30,000,000	30,011,765
0.25%, 10/31/15	75,000,000	75,036,550
1.25%, 10/31/15	75,000,000	75,221,346
0.38%, 11/15/15	75,000,000	75,059,885
4.50%, 11/15/15	25,000,000	25,318,364
1.38%, 11/30/15	25,000,000	25,103,754
2.50%, 11/30/15	21,000,000	21,008,950
0.13%, 7/31/16Δ	50,000,000	50,004,560
0.11%, 10/31/16Δ	50,000,000	49,988,261

TOTAL U.S. TREASURY NOTES		$558,820,982

TOTAL U.S. TREASURY OBLIGATIONS (COST $708,815,143)		$708,815,143

Description	Par Value	Value
REPURCHASE AGREEMENT – 7.9%
Credit Suisse First Boston LLC, 0.15%, dated 07/31/15, due 08/03/15, repurchase price $61,000,763, collateralized by U.S. Treasury Security 1.38%, maturing 09/30/18; total market value of $62,223,921.	$61,000,000	$61,000,000
TOTAL REPURCHASE AGREEMENT
(COST $61,000,000)		$61,000,000
TOTAL INVESTMENTS – 99.9%
(COST $769,815,143)		$769,815,143
OTHER ASSETS LESS LIABILITIES – 0.1%		764,373

TOTAL NET ASSETS – 100.0%		$770,579,516

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$708,815,143	$—	$708,815,143
Repurchase Agreement	—	61,000,000	—	61,000,000

Total	$—	$769,815,143	$—	$769,815,143

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC – Limited Liability Corporation

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 65.2%
CONNECTICUT – 2.1%
Connecticut State, Health and Educational Facility - Yale University Revenue Bonds, (Series V-1), 0.05%,	$10,350,000	$10,350,000

TOTAL CONNECTICUT		$10,350,000
ILLINOIS – 4.3%
Illinois Educational Facilities Authority, 0.10%,	20,793,000	20,793,000

TOTAL ILLINOIS		$20,793,000
MARYLAND – 8.6%
Johns Hopkins University
0.08%, 08/05/15	5,000,000	5,000,000
0.09%, 11/05/15	12,000,000	12,000,000
0.09%, 11/05/15	5,000,000	5,000,000
Montgomery County MD, General Obligation Unlimited Refunding Notes,
0.05%, 8/03/15	5,000,000	5,000,000
Montgomery County, MD, general Obligation Unlimited Refunding Notes, BANs,
0.01%, 9/04/15	5,000,000	5,000,000
Montgomery County, MD, General Obligation Unlimited, Refunding Notes, BANs,
0.08%, 8/05/15	10,000,000	10,000,000

TOTAL MARYLAND		$42,000,000
MASSACHUSETTS – 4.9%
Massachusett State Health And Education, (Harvard University),
0.04%, 8/06/15	18,403,000	18,403,000
Massachusettes Bay Transportation Authority
0.05%, 08/06/15	2,000,000	2,000,000
0.10%, 09/09/15	3,725,000	3,725,000

TOTAL MASSACHUSETTS		$24,128,000
MICHIGAN – 2.6%
University Of Michgan,
0.08%, 9/10/15	12,970,000	12,970,000

TOTAL MICHIGAN		$12,970,000

Description	Par Value	Value
MINNESOTA – 5.9%
Mayo Clinic,
0.09%, 9/03/15	$12,000,000	$12,000,000
University Of Minnesota
0.05%, 08/04/15	9,000,000	9,000,000
0.10%, 10/06/15	8,000,000	8,000,000

TOTAL MINNESOTA		$29,000,000
NEVADA – 4.5%
Las Vegas Valley Water District,
0.11%, 10/05/15	11,000,000	11,000,000
Las Vegas Valley Water District, NV, General Obligation Notes, (Series 2004-A),
0.11%, 10/06/15	11,000,000	11,000,000

TOTAL NEVADA		$22,000,000
NORTH CAROLINA – 4.2%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, (Duke University),
0.08%, 8/04/15	12,406,000	12,406,000
North Carolina State Capital Facilities Finance Agenry, Educational Facilities Revenue Bonds, (Duke University),
0.09%, 9/10/15	7,928,000	7,928,000

TOTAL NORTH CAROLINA		$20,334,000
OHIO – 2.5%
Ohio Higher Educational Facility Commission, Case Western University
0.09%, 08/20/15	3,500,000	3,500,000
0.10%, 09/16/15	8,939,000	8,939,000

TOTAL OHIO		$12,439,000
RHODE ISLAND – 3.0%
Rhode Island Health And Education Facilities Authority, (Brown University),
0.05%, 9/02/15	14,530,000	14,530,000

TOTAL RHODE ISLAND		$14,530,000
TENNESSEE – 1.7%
State Of Tennessee, (Series 00-A),
0.11%, 10/07/15	8,250,000	8,250,000

TOTAL TENNESSEE		$8,250,000
TEXAS – 20.6%
Harris County, Texas
0.05%, 08/11/15	8,132,000	8,132,000
0.05%, 08/11/15	5,750,000	5,750,000
0.05%, 08/11/15	1,315,000	1,315,000

July 31, 2015 (unaudited)

112     PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
Houston, Texas, General Obligation, (Series E-2),
0.10%, 8/10/15	$15,000,000	$15,000,000
San Antonio Texas Water Systems,
0.05%, 8/17/15	17,660,000	17,660,000
San Antonio, Texas Water Systems,
0.10%, 8/03/15	12,000,000	12,000,000
Texas Public Finance Authority
0.06%, 08/06/15	4,000,000	4,000,000
0.06%, 08/25/15	7,860,000	7,860,000
0.08%, 08/06/15	8,850,000	8,850,000
University Of Texas,
0.08%, 10/19/15	20,000,000	20,000,000

TOTAL TEXAS		$100,567,000
VIRGINIA – 0.3%
Rector & Visitors of the University of Virginia,
0.06%, 8/18/15	1,600,000	1,600,000

TOTAL VIRGINIA		$1,600,000

TOTAL COMMERCIAL PAPER
(COST $318,961,000)		$318,961,000
MUNICIPAL BONDS – 13.4%¿
FLORIDA – 3.4%
JEA Electric System Revenue, Refunding Revenue Bonds, (Series 01-D), (U.S. Bank, SPA),, Refunding Revenue Bonds, (Series 01-D), Daily VRDNs, (U.S. Bank, SPA), 0.10%, 8/01/15	16,800,000	16,800,000

TOTAL FLORIDA		$16,800,000
LOUISIANA – 2.1%
East Baton Rouge Parish Industrial Development Board, Inc., Revenue Bonds, Weekly VRDNs, (Exxon Mobil Project), Revenue Bonds, Weekly VRDNs, (Exxon Mobil Project), 0.01%, 8/01/15	10,000,000	10,000,000

TOTAL LOUISIANA		$10,000,000
MARYLAND – 1.4%
Maryland State, Health and Higher Education Facilities Authority, Refunding Revenue Bonds, (Series B), VRDN’s, 0.02%, 8/07/15	6,800,000	6,800,000

TOTAL MARYLAND		$6,800,000
PENNSYLVANIA – 0.9%
Philadelphia PA, Hospitals and Higher Education Facilities Authority, Hospital Revenue, Refunding Bonds, (Children’s Hospital of Philadelphia), 0.01%, 8/01/15	4,500,000	4,500,000

TOTAL PENNSYLVANIA		$4,500,000
TEXAS – 3.6%
City of Houston, Texas, Combined Utility System, 0.01%, 8/07/15	5,000,000	5,000,000

Description	Par Value	Value
Harris County, Texas, (The Methodist Hospital), 0.01%, 8/01/15	$12,400,000	$12,400,000

TOTAL TEXAS		$17,400,000
UTAH – 2.0%
Utah County Hospital, Refunding Revenue Bonds (Series C), Daily VRDNs, (IHC Health Services, Inc.), (U.S. Bank, SPA),, Refunding Revenue Bonds, (Series C), Daily VRDNs, (IHC Health Services, Inc.), (U.S. Bank, SPA), 0.02%, 8/07/15	10,000,000	10,000,000

TOTAL UTAH		$10,000,000

TOTAL MUNICIPAL BONDS
(COST $65,500,000)		$65,500,000
SHORT-TERM MUNICIPAL BONDS – 21.7%
DELAWARE – 8.5%
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services OBG), Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.06%, 8/01/15	16,200,000	16,200,000

Delaware State Health Facilities Authority, Revenue Bonds, (Series A), Weekly VRDNs, (Christiana Care Health Services, OGB), Revenue Bonds, (Series A), Weekly VRDNs, (Christiana Care Health Services, OBG),

0.01%, 8/07/15	4,000,000	4,000,000
University of Delaware, Revenue Bonds, (Series B), Daily VRDNs, (University & College Imps.)/(Bank of America N.A., SPA),, Revenue Bonds, (Series B), Daily VRDNs, (University & College Imps.)/(Bank of America N.A., SPA), 0.01%, 8/01/15	4,500,000	4,500,000
University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA),, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA),
0.01%, 8/15/15	16,660,000	16,660,000

TOTAL DELAWARE		$41,360,000
FLORIDA – 0.7%
Orange County Housing Finance Authority, Refunding Revenue Bonds, Weekly VRDN’s, (Fannie Mae),, Refunding Revenue Bonds, Weekly VRDNs, (Fannie Mae),
0.03%, 8/07/15	3,385,000	3,385,000

TOTAL FLORIDA		$3,385,000
LOUISIANA – 2.5%
Louisiana State Public Facilities Authority, (Air Products & Chemicals), 0.01%, 8/01/15	7,300,000	7,300,000
Louisiana State Public Facilities Authority, Revenue Bonds, (Series C), (Air Products & Chemicals), Daily VRDNs, 0.01%, 8/01/13	5,000,000	5,000,000

TOTAL LOUISIANA		$12,300,000

July 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS     113

Wilmington Tax-Exempt Money Market Fund (concluded)

Description	Par Value	Value
MINNESOTA – 1.8%
City of Rochester, MN, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Mayo Clinic, OBG),, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Mayo Clinic, OBG), 0.01%, 8/07/15	$8,900,000	$8,900,000

TOTAL MINNESOTA		$8,900,000
NEW HAMPSHIRE – 1.0%
New Hampshire HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG),, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.02%, 8/07/15	4,775,000	4,775,000

TOTAL NEW HAMPSHIRE		$4,775,000
TEXAS – 2.1%
State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / CalPERS, SPA),, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / CalPERS, SPA), 0.02%, 8/07/15	10,480,000	10,480,000

TOTAL TEXAS		$10,480,000
UTAH – 1.4%
City of Murray, Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG),, Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.01%, 8/01/15	6,800,000	6,800,000

Description	Par Value	Value
TOTAL UTAH		$6,800,000
VIRGINIA – 3.7%
Loudon County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VDRNs, (Howard Hughes Medical Center),, Revenue Bonds, (Series D), Weekly VRDNs, (Howard Hughes Medical Center),
0.01%, 8/07/15	$18,000,000	18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS
(COST $106,000,000)		$106,000,000

TOTAL INVESTMENTS – 100.3%
(COST $490,461,000)		$490,461,000
OTHER LIABILITIES LESS ASSETS – (0.3%)		(1,544,098)

TOTAL NET ASSETS – 100.0%		$488,916,902

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$318,961,000	$—	$318,961,000
Municipal Bonds	—	65,500,000	—	65,500,000
Short-Term Municipal Bonds	—	106,000,000	—	106,000,000

Total	$—	$490,461,000	$—	$490,461,000

¿ Variable rate demand note with current rate shown. Date shown is the date on which the Fund can unconditionally demand payment.

The following acronyms are used throughout this Fund:	MN - Minnesota
BANs - Bond Anticipation Notes	N.A. - North America
AGM - Insured by Assured Guaranty Municipal Corporation	NV - Nevada
GO - General Obligation	NY - New York
HEFA - Health and Educational Facilities Authority	OBG - Obligation
LOC - Letter of Credit	SPA - Sales and Purchase Agreement
MD - Maryland	VRDNs - Variable Rate Demand Notes

See Notes to Portfolios of Investments

July 31, 2015 (unaudited)

114     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 18 portfolios, (individually referred to as the “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASU”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of July 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund and the Multi-Manager Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

July 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      115

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Interest rate swaps - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Centrally cleared swap agreements - Centrally cleared swap agreements (“swap”) are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“Variation Margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations, when present.

July 31, 2015 (unaudited)

116     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. Risk of loss may exceed amounts recognized on the statements of assets and liabilities.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending

July 31, 2015 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      117

securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of July 31, 2015, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Strategy Fund	$7,648,627	$7,742,049
Multi-Manager International Fund	10,866,231	11,959,082
Multi-Manager Real Asset Fund	4,039,830	4,109,531
Strategic Allocation Moderate Fund	898,737	921,705
Broad Market Bond Fund	7,437,865	7,867,946
Intermediate-Term Bond Fund	1,496,827	1,531,105
Short-Term Bond Fund	211,150	219,721

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2015 are as follows:

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 07/31/2015	Value at 07/31/2015	Dividend Income(a)	Realized Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$211,152	$1,127	$—

Strategic Allocation Conservative Fund:
Wilmington Small-Cap Strategy Fund	17,811	701	—	18,512	$271,936	$460	$9,961
Wilmington Large-Cap Strategy Fund	40,999	152	—	41,151	773,646	2,877	—
Wilmington Mid-Cap Growth Fund	21,195	1,046	—	22,241	388,323	—	18,181
Wilmington Multi-Manager International Fund	377,220	2,181	—	379,401	2,944,153	17,627	—
Wilmington Intermediate-Term Bond Fund	1,315,335	5,215	76,977	1,243,573	12,373,550	53,818	(2,208)
Wilmington Broad Market Bond Fund	604,943	3,392	—	608,335	5,876,520	34,283	—

TOTAL		12,687	76,977		$22,628,128	$109,065	$25,934
Strategic Allocation Moderate Fund:
Wilmington Small-Cap Strategy Fund	26,897	—	—	26,897	$395,123	$694	$15,018
Wilmington Mid-Cap Growth Fund	104,716	4,980	3,750	105,946	1,849,818	—	85,930
Wilmington Multi-Manager International Fund	752,693	—	36,473	716,220	5,557,863	33,469	52,157

TOTAL		4,980	40,223		$7,802,804	$34,163	$153,105

July 31, 2015 (unaudited)

118     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 07/31/2015	Value at 07/31/2015	Dividend Income(a)	Realized Gain/(Loss)(b)
Strategic Allocation Aggressive Fund:
Wilmington Small-Cap Strategy Fund	40,727	1,291	7,895	34,123	$501,273	$847	$93,185
Wilmington Large-Cap Strategy Fund	10,541	39	10,541	39	739	740	55,574
Wilmington Mid-Cap Growth Fund	86,738	4,278	—	91,016	1,589,145	—	74,401
Wilmington Multi-Manager International Fund	1,093,649	6,175	25,976	1,073,848	8,333,064	49,892	56,716

TOTAL		11,783	44,412		$10,424,221	$51,479	$279,876

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.

(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

4. CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

On August 3, 2015, the Mid-Cap Growth Fund and the Small-Cap Strategy Fund were liquidated and the proceeds were returned to shareholders.

July 31, 2015 (unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	September 28, 2015

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date	September 28, 2015

* Print the name and title of each signing officer under his or her signature.